UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00123


                                   WM Trust I
               (Exact name of registrant as specified in charter)


                         1201 Third Avenue, 22nd Floor,
                          Seattle, WA 98101 (Address of
                     principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: January 31, 2005

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
REIT FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 85.7%

     DIVERSIFIED - 4.2%
    163,000   iStar Financial Inc. .............................  $     6,822
    110,000   Vornado Realty Trust .............................        7,605
                                                                  -----------
              Total Diversified ................................       14,427
                                                                  -----------
     HEALTH CARE - 4.1%
    280,000   Health Care Property Investors, Inc.** ...........        7,269
    184,000   Healthcare Realty Trust, Inc. ....................        6,710
                                                                  -----------
              Total Health Care ................................       13,979
                                                                  -----------

     INDUSTRIAL/OFFICE - 24.9%

       INDUSTRIAL - 4.9%
    166,200   AMB Property Corporation .........................        6,188
    281,000   ProLogis .........................................       10,717
                                                                  -----------
                                                                       16,905
                                                                  -----------
       MIXED - 1.5%
    168,000   Duke Realty Corporation ..........................        5,225
                                                                  -----------
       OFFICE - 18.5%
    207,000   Alexandria Real Estate Equities, Inc. ............       13,778
    143,000   Arden Realty, Inc.** .............................        4,822
    126,000   Boston Properties, Inc. ..........................        7,280
    180,000   CarrAmerica Realty Corporation ...................        5,463
    495,000   Corporate Office Properties Trust ................       12,736
    473,000   Equity Office Properties Trust ...................       13,235
    125,000   SL Green Realty Corporation ......................        6,654
                                                                  -----------
                                                                       63,968
                                                                  -----------
              Total Industrial/Office ..........................       86,098
                                                                  -----------
     LODGING/RESORTS - 5.4%
    400,000   Equity Inns Inc. .................................        4,360
    110,500   FelCor Lodging Trust, Inc.+ ......................        1,542
    195,000   Hospitality Properties Trust .....................        8,317
    283,500   Host Marriott Corporation ........................        4,536
                                                                  -----------
              Total Lodging/Resorts ............................       18,755
                                                                  -----------

     MORTGAGE/FINANCIAL - 3.1%
    215,300   Annaly Mortgage Management, Inc.** ...............        4,220
    122,000   Friedman, Billings, Ramsey Group, Inc.,
                Class A** ......................................        2,401
     70,500   Redwood Trust, Inc. ..............................        3,994
                                                                  -----------
              Total Mortgage/Financial .........................       10,615
                                                                  -----------

     RESIDENTIAL - 10.1%

       APARTMENTS - 10.1%
    151,000   AvalonBay Communities, Inc. ......................       10,105
    465,000   Equity Residential ...............................       14,666
    452,000   United Dominion Realty Trust, Inc. ...............       10,044
                                                                  -----------
              Total Residential ................................       34,815
                                                                  -----------


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     RETAIL - 25.9%

       REGIONAL MALLS - 17.1%
    475,000   General Growth Properties, Inc. ..................  $    15,091
    237,000   Macerich Company .................................       13,559
    238,000   Mills Corporation** ..............................       13,311
    288,000   Simon Property Group, Inc. .......................       17,078
                                                                  -----------
                                                                       59,039
                                                                  -----------

       SHOPPING CENTERS - 8.8%
    298,000   Developers Diversified Realty Corporation ........       11,846
    224,200   Kimco Realty Corporation .........................       11,878
    116,100   Pan Pacific Retail Properties, Inc. ..............        6,721
                                                                  -----------
                                                                       30,445
                                                                  -----------
              Total Retail .....................................       89,484
                                                                  -----------

     SELF STORAGE - 2.8%
    135,000   Public Storage, Inc. .............................        7,089
     65,000   Shurgard Storage Centers, Inc., Class A ..........        2,658
                                                                  -----------
              Total Self Storage ...............................        9,747
                                                                  -----------

     SPECIALTY - 5.2%
    318,000   Capital Automotive REIT ..........................       10,389
    215,000   Plum Creek Timber Company, Inc. ..................        7,680
                                                                  -----------
              Total Specialty ..................................       18,069
                                                                  -----------
              Total REITs
                (Cost $221,643) ................................      295,989
                                                                  -----------
 COMMON STOCKS - 7.8%

     CONSUMER DISCRETIONARY - 4.8%

       CONSUMER DURABLES & APPAREL - 2.3%
    202,500   D.R. Horton, Inc. ................................        8,056
                                                                  -----------

       HOTELS, RESTAURANTS & LEISURE - 2.5%
    134,000   Harrah's Entertainment, Inc.** ...................        8,474
                                                                  -----------

              Total Consumer Discretionary .....................       16,530
                                                                  -----------

     FINANCIALS - 3.0%

       BANKS - 1.1%
    100,000   Countrywide Financial Corporation ................        3,700
                                                                  -----------

       INSURANCE - 1.9%
    152,700   Fidelity National Financial, Inc. ................        6,691
                                                                  -----------

              Total Financials .................................       10,391
                                                                  -----------

              Total Common Stocks
                (Cost $18,318) .................................       26,921
                                                                  -----------


                    See Notes to Portfolio of Investments.                     1

--------------------------------------------------------------------------------
REIT FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                          VALUE
     (000S)                                                          (000S)
     ------                                                         --------

 REPURCHASE AGREEMENT - 6.4%
   (COST $22,106)
$    22,106   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $22,107,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $22,551,000) ......................  $    22,106
                                                                  -----------

 SHORT-TERM INVESTMENT - 6.3%
   (COST $21,636)
     21,636   Mellon GSL DBT II
                Collateral Fund++ ..............................       21,636
                                                                  -----------

TOTAL INVESTMENTS (Cost $283,703*) ...................... 106.2%      366,652
OTHER ASSETS (LIABILITIES) (Net) ........................  (6.2)      (21,442)
                                                          ------  -----------

NET ASSETS .............................................. 100.0%  $   345,210
                                                          ======  ===========
---------------------------
      *  Aggregate cost for federal tax purposes.
     ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $20,963,000, representing 6.1% of the total net assets of the Fund (Collateral Value $21,636,000).
      +  Non-income producing security.
     ++ Represents investment purchased with cash collateral for securities loaned.


2                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INCOME FUND

January 31, 2005 (unaudited)
----------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                         --------

 COMMON STOCKS - 83.8%

     CONSUMER DISCRETIONARY - 13.4%

       AUTOMOBILES & COMPONENTS - 3.5%
    308,800   Autoliv, Inc. ....................................  $    14,560
    440,000   General Motors Corporation** .....................       16,196
    400,000   Magna International Inc., Class A ................       30,296
                                                                  -----------
                                                                       61,052
                                                                  -----------

       CONSUMER DURABLES & APPAREL - 3.7%
    540,000   D.R. Horton, Inc. ................................       21,481
  1,060,000   Mattel, Inc. .....................................       20,617
    253,000   NIKE Inc., Class B ...............................       21,918
                                                                  -----------
                                                                       64,016
                                                                  -----------

       HOTELS, RESTAURANTS & LEISURE - 3.4%
    260,000   Carnival Corporation** ...........................       14,976
    465,000   Harrah's Entertainment, Inc.** ...................       29,407
    475,000   McDonald's Corporation ...........................       15,385
                                                                  -----------
                                                                       59,768
                                                                  -----------

       RETAILING - 2.8%
    395,000   May Department Stores Company** ..................       13,390
    543,000   Neiman Marcus Group Inc., Class A ................       36,327
                                                                  -----------
                                                                       49,717
                                                                  -----------

              Total Consumer Discretionary .....................      234,553
                                                                  -----------

     CONSUMER STAPLES - 6.9%

       FOOD & STAPLES RETAILING - 1.4%
    720,000   Wal-Mart de Mexico SA de CV, ADR** ...............       24,048
                                                                  -----------

       FOOD, BEVERAGE & TOBACCO - 4.3%
    405,000   Altria Group, Inc. ...............................       25,851
    460,000   ConAgra Foods, Inc. ..............................       13,570
    396,300   Diageo PLC, Sponsored ADR ........................       21,761
    250,000   Hershey Foods Corporation ........................       14,622
                                                                  -----------
                                                                       75,804
                                                                  -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
    395,000   Procter & Gamble Company .........................       21,026
                                                                  -----------
              Total Consumer Staples ...........................      120,878
                                                                  -----------

     ENERGY - 9.8%
    757,000   Baker Hughes Inc. ................................       32,778
    330,000   BP PLC, Sponsored ADR ............................       19,674
    304,000   ChevronTexaco Corporation ........................       16,538
    203,000   ConocoPhillips Company ...........................       18,836
    618,800   GlobalSantaFe Corporation** ......................       21,881
    235,000   Royal Dutch Petroleum Company (F) ................       13,740
    195,000   Schlumberger Ltd. ................................       13,268
    652,234   Valero Energy Corporation ........................       33,936
                                                                  -----------
              Total Energy .....................................      170,651
                                                                  -----------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                         --------

     FINANCIALS - 23.7%

       BANKS - 8.7%
    715,096   Bank of America Corporation ......................  $    33,159
    830,998   Countrywide Financial Corporation ................       30,747
    763,000   North Fork Bancorporation, Inc. ..................       21,898
    720,400   TCF Financial Corporation ........................       20,251
    560,000   U.S. Bancorp .....................................       16,828
    488,000   Wells Fargo & Company ............................       29,914
                                                                  -----------
                                                                      152,797
                                                                  -----------

       DIVERSIFIED FINANCIALS - 6.6%
    400,000   Allied Capital Corporation** .....................       10,244
    735,333   Citigroup Inc. ...................................       36,068
    177,000   Franklin Resources, Inc. .........................       12,011
    210,000   Freddie Mac ......................................       13,711
    467,000   JPMorgan Chase & Company .........................       17,433
    310,000   Morgan Stanley ...................................       17,348
    155,000   T. Rowe Price Group, Inc. ........................        9,277
                                                                  -----------
                                                                      116,092
                                                                  -----------

       INSURANCE - 8.4%
    705,000   ACE Ltd. .........................................       30,597
    710,000   AFLAC Inc. .......................................       28,052
    410,000   Allstate Corporation .............................       20,680
    510,000   Fidelity National Financial, Inc. ................       22,348
    543,800   HCC Insurance Holdings, Inc.** ...................       17,875
    360,000   XL Capital Ltd., Class A .........................       26,921
                                                                  -----------
                                                                      146,473
                                                                  -----------

              Total Financials .................................      415,362
                                                                  -----------

     HEALTH CARE - 5.4%

       HEALTH CARE EQUIPMENT & SERVICES - 0.8%
    240,000   Becton Dickinson & Company .......................       13,596
                                                                  -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 4.6%
    500,000   Abbott Laboratories ..............................       22,510
    460,000   Johnson & Johnson ................................       29,762
  1,207,500   Pfizer Inc. ......................................       29,173
                                                                  -----------
                                                                       81,445
                                                                  -----------
              Total Health Care ................................       95,041
                                                                  -----------

     INDUSTRIALS - 8.3%

       CAPITAL GOODS - 6.3%
    266,000   Boeing Company ...................................       13,459
    180,000   General Dynamics Corporation .....................       18,585
    560,000   General Electric Company .........................       20,233
    420,000   Northrop Grumman Corporation .....................       21,790
    340,000   PACCAR Inc. ......................................       24,024
    355,000   Tyco International Ltd.** ........................       12,830
                                                                  -----------
                                                                      110,921
                                                                  -----------

       COMMERCIAL SERVICES & SUPPLIES - 0.8%
    455,000   Waste Management Inc. ............................       13,195
                                                                  -----------



                    See Notes to Portfolio of Investments.                     3

--------------------------------------------------------------------------------
EQUITY INCOME FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INDUSTRIALS - (CONTINUED)

       TRANSPORTATION - 1.2%
    277,000   United Parcel Service, Inc., Class B .............  $    20,687
                                                                  -----------
              Total Industrials ................................      144,803
                                                                  -----------

     INFORMATION TECHNOLOGY - 6.1%

       COMMUNICATIONS EQUIPMENT - 2.7%
    425,000   Harris Corporation ...............................       27,527
  1,266,000   Nokia Oyj, Sponsored ADR .........................       19,345
                                                                  -----------
                                                                       46,872
                                                                  -----------

       COMPUTERS & PERIPHERALS - 1.2%
    530,000   Hewlett-Packard Company ..........................       10,383
    124,000   International Business Machines
                Corporation ....................................       11,584
                                                                  -----------
                                                                       21,967
                                                                  -----------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
    391,000   Diebold, Inc. ....................................       21,051
                                                                  -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
    665,000   Microchip Technology Inc. ........................       17,323
                                                                  -----------
              Total Information Technology .....................      107,213
                                                                  -----------

     MATERIALS - 4.2%
    295,000   Alcoa Inc. .......................................        8,705
    550,000   Cemex SA de CV, Sponsored ADR ....................       20,614
    365,000   Dow Chemical Company .............................       18,141
    470,000   Monsanto Company .................................       25,441
                                                                  -----------
              Total Materials ..................................       72,901
                                                                  -----------

     TELECOMMUNICATION SERVICES - 2.2%
    160,000   Mobile TeleSystems OJSC,
                Sponsored ADR** ................................        5,757
    376,000   Verizon Communications Inc. ......................       13,382
    745,000   Vodafone Group PLC, Sponsored ADR** ..............       19,355
                                                                  -----------
              Total Telecommunication Services .................       38,494
                                                                  -----------

     UTILITIES - 3.8%
    490,000   FPL Group, Inc.** ................................       37,554
    335,000   Pinnacle West Capital Corporation ................       13,969
    440,000   Southern Company** ...............................       14,859
                                                                  -----------
              Total Utilities ..................................       66,382
                                                                  -----------

              Total Common Stocks
                (Cost $1,171,285) ..............................    1,466,278
                                                                  -----------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.7%
    196,000   AMB Property Corporation .........................        7,297
     92,000   Arden Realty, Inc. ...............................        3,102
     77,000   CarrAmerica Realty Corporation ...................        2,337
    180,000   Corporate Office Properties Trust ................        4,632
    135,000   Developers Diversified Realty Corporation ........        5,366
     81,000   Duke Realty Corporation ..........................        2,519
    270,000   Equity Office Properties Trust ...................        7,555
    228,000   Equity Residential ...............................        7,191


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

    364,000   General Growth Properties, Inc. ..................  $    11,564
    276,000   Health Care Property Investors, Inc.** ...........        7,165
    140,000   Hospitality Properties Trust .....................        5,971
     80,000   Kimco Realty Corporation .........................        4,238
     90,000   Macerich Company .................................        5,149
    193,900   Plum Creek Timber Company, Inc. ..................        6,926
    110,500   ProLogis .........................................        4,215
    103,000   Shurgard Storage Centers, Inc., Class A ..........        4,213
    157,000   Simon Property Group, Inc. .......................        9,310
                                                                  -----------
              Total REITs
                (Cost $68,240) .................................       98,750
                                                                  -----------

  PRINCIPAL
   AMOUNT
   (000S)
   ------

 CONVERTIBLE SECURITIES - 1.5%

     CONVERTIBLE BONDS AND NOTES - 1.5%
$     5,375   CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
                2.000% due 05/16/2023 ..........................        4,502
     10,500   deCODE genetics, Inc., Conv. Sr. Note,
                3.500% due 04/15/2011 ..........................        9,266
      5,500   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 ..........................        5,424
      8,000   TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 ..........................        7,760
                                                                  -----------
              Total Convertible Securities
                (Cost $25,633) .................................       26,952
                                                                  -----------

 FIXED INCOME SECURITIES - 3.8%

     U.S. TREASURY NOTES - 2.6%
     30,000   3.000% due 12/31/2006 ............................       29,864
     15,000   4.250% due 11/15/2014 ............................       15,143
                                                                  -----------
              Total U.S. Treasury Notes
                (Cost $44,937) .................................       45,007
                                                                  -----------
     CORPORATE BONDS AND NOTES - 1.2%
      1,500   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 ..........................        1,853
      1,250   American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 ..........................        1,455
      4,000   ERAC USA Finance Company, Note,
                7.350% due 06/15/2008++ ........................        4,399
      1,000   Medpartners Inc., Sr. Note,
                7.375% due 10/01/2006 ..........................        1,054
        500   Merrill Lynch & Company, Inc., Note,
                6.375% due 10/15/2008 ..........................          540
      4,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 ..........................        4,739
      2,000   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 ..........................        2,107
      2,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 ..........................        2,733
      1,000   Westinghouse Electric Corporation, Deb.,
                7.875% due 09/01/2023 ..........................        1,249
                                                                  -----------
              Total Corporate Bonds and Notes
                (Cost $17,421) .................................       20,129
                                                                  -----------


4                 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                            (000S)
   ------                                                          ---------

 FIXED INCOME SECURITIES - (CONTINUED)

     COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.0%+++
       (COST $607)
$       607   Reilly Mortgage FHA, Series 1982,
                (Partial default),
                7.430% due 08/01/2022 ..........................  $       607--
                                                                  -----------

     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 0.0% +++

       FEDERAL HOME LOAN MORTGAGE CORPORATION
         (FHLMC) - 0.0% +++
        294   6.500% due 09/01/2030 ............................          309
        187   7.000% due 09/01/2030 ............................          198
                                                                  -----------

              Total U.S. Government Agency
                           Mortgage-Backed Securities
                                 (Cost $468) ...................          507
                                                                  -----------

                          Total Fixed Income Securities
                              (Cost $63,433) ...................       66,250
                                                                  -----------

     SHARES
     ------

 WARRANTS - 0.0% +++
   (COST $0)
      4,500   V2 Music Holdings PLC,
                Expires 05/07/2008+,++ .........................            0***--
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                            (000S)
   ------                                                          ---------


 REPURCHASE AGREEMENT - 5.9%
   (COST $103,851)
$   103,851   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $103,858,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $105,940,000) .....................  $   103,851
                                                                  -----------

 SHORT-TERM INVESTMENT - 5.3%
   (COST $92,530)
     92,530   Mellon GSL DBT II
                Collateral Fund++++ ............................       92,530
                                                                  -----------

TOTAL INVESTMENTS (Cost $1,524,972*) ....................  106.0%   1,854,611
OTHER ASSETS (LIABILITIES) (Net) ........................   (6.0)    (105,523)
                                                           -----  -----------
NET ASSETS ..............................................  100.0% $ 1,749,088
                                                           =====  ===========
-----------------------------------------
       * Aggregate cost for federal tax purposes.
      ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $90,396,000, representing 5.2% of the total net assets of the Fund (Collateral Value $92,530,000).
     *** Value of security is less than $500.
       + Non-income producing security.
      ++ Security acquired in a transaction  exempt from registration under Rule
         144A of the Securities Act of 1933, as amended.
     +++ Amount represents less than 0.1% of the total net assets of the Fund. ++++ Represents investment purchased with cash collateral for securities loaned.
      -- Represents fair value as determined in good faith under the direction of the Board of Trustees.





--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
    (F)       --  Foreign Shares
    FHA       --  Federal Housing Authority
--------------------------------------------------------------------------------


                    See Notes to Portfolio of Investments.                    5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 94.9%

     CONSUMER DISCRETIONARY - 12.0%

       CONSUMER DURABLES & APPAREL - 1.4%
  1,605,000   Mattel, Inc. .....................................  $    31,217
                                                                  -----------

       HOTELS, RESTAURANTS & LEISURE - 4.1%
  1,587,000   Carnival Corporation** ...........................       91,411
                                                                  -----------

       MEDIA - 5.3%
    891,999   Comcast Corporation, Class A+ ....................       28,713
    790,000   Comcast Corporation, Special Class A+** ..........       24,972
  2,622,300   Liberty Media Corporation, Class A+ ..............       27,377
  1,059,000   Viacom Inc., Class B .............................       39,543
                                                                  -----------
                                                                      120,605
                                                                  -----------

       RETAILING - 1.2%
    903,000   Gap, Inc.** ......................................       19,875
    163,000   Kohl's Corporation+ ..............................        7,663
                                                                  -----------
                                                                       27,538
                                                                  -----------

              Total Consumer Discretionary .....................      270,771
                                                                  -----------

     CONSUMER STAPLES - 10.3%
       FOOD & STAPLES RETAILING - 3.0%
    592,000   Costco Wholesale Corporation .....................       27,984
  2,376,000   Kroger Company+ ..................................       40,630
                                                                  -----------
                                                                       68,614
                                                                  -----------

       FOOD, BEVERAGE & TOBACCO - 2.1%
    864,000   PepsiCo Inc. .....................................       46,397
                                                                  -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 5.2%
  1,474,000   Avon Products, Inc. ..............................       62,232
    442,000   Kimberly-Clark Corporation .......................       28,955
    503,000   Procter & Gamble Company .........................       26,775
                                                                  -----------
                                                                      117,962
                                                                  -----------
              Total Consumer Staples ...........................      232,973
                                                                  -----------

     ENERGY - 7.9%
    719,000   BP PLC, Sponsored ADR ............................       42,867
    877,000   Exxon Mobil Corporation ..........................       45,253
    605,000   Royal Dutch Petroleum Company (F) ................       35,374
    363,000   Schlumberger Ltd. ................................       24,699
    623,000   Unocal Corporation ...............................       29,636
                                                                  -----------
              Total Energy .....................................      177,829
                                                                  -----------

     FINANCIALS - 22.8%

       BANKS - 8.7%
  1,925,834   Bank of America Corporation ......................       89,301
    464,000   North Fork Bancorporation, Inc. ..................       13,317
    787,000   Wachovia Corporation .............................       43,167
    803,000   Wells Fargo & Company ............................       49,224
                                                                  -----------
                                                                      195,009
                                                                  -----------


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

       DIVERSIFIED FINANCIALS - 7.5%
  1,168,000   Citigroup Inc. ...................................  $    57,290
    836,000   Freddie Mac ......................................       54,583
  1,525,000   JPMorgan Chase & Company .........................       56,928
                                                                  -----------
                                                                      168,801
                                                                  -----------

       INSURANCE - 6.6%
  1,014,800   ACE Ltd. .........................................       44,042
  1,182,000   Allstate Corporation .............................       59,620
    683,000   American International Group Inc. ................       45,276
                                                                  -----------
                                                                      148,938
                                                                  -----------

              Total Financials .................................      512,748
                                                                  -----------
     HEALTH CARE - 11.3%

       HEALTH CARE EQUIPMENT & SERVICES - 4.7%
    757,000   Baxter International Inc. ........................       25,556
    655,000   Cardinal Health Inc. .............................       36,890
    811,000   Medtronic, Inc. ..................................       42,569
                                                                  -----------
                                                                      105,015
                                                                  -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 6.6%
    952,000   Bristol-Myers Squibb Company .....................       22,315
    584,000   Johnson & Johnson ................................       37,785
    490,000   Merck & Company, Inc. ............................       13,744
  1,307,000   Pfizer Inc. ......................................       31,577
  1,516,000   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR** ................................       43,555
                                                                  -----------
                                                                      148,976
                                                                  -----------
              Total Health Care ................................      253,991
                                                                  -----------

     INDUSTRIALS - 12.6%

       CAPITAL GOODS - 10.9%
    906,000   Boeing Company ...................................       45,843
  1,345,000   General Electric Company .........................       48,595
  1,517,000   Honeywell International Inc. .....................       54,582
    460,000   Lockheed Martin Corporation ......................       26,593
  1,923,000   Tyco International Ltd. ..........................       69,497
                                                                  -----------
                                                                      245,110
                                                                  -----------

       COMMERCIAL SERVICES & SUPPLIES - 1.5%
    444,300   Apollo Group, Inc., Class A+ .....................       34,740
                                                                  -----------
       TRANSPORTATION - 0.2%
     59,000   United Parcel Service, Inc., Class B .............        4,406
                                                                  -----------
              Total Industrials ................................      284,256
                                                                  -----------

     INFORMATION TECHNOLOGY - 12.6%
       COMMUNICATIONS EQUIPMENT - 1.6%
  2,314,000   Motorola, Inc. ...................................       36,422
                                                                  -----------

       COMPUTERS & PERIPHERALS - 3.3%
  1,494,000   Hewlett-Packard Company ..........................       29,268
    474,000   International Business Machines
                Corporation ....................................       44,281
                                                                  -----------

                                                                       73,549
                                                                  -----------


6                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY- (CONTINUED)

       IT SERVICES - 2.1%
  1,167,000   First Data Corporation ...........................  $    47,544
                                                                  -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
    255,500   Freescale Semiconductor Inc., Class B+ ...........        4,463
  1,533,000   Intel Corporation ................................       34,416
                                                                  -----------
                                                                       38,879
                                                                  -----------

       SOFTWARE - 3.9%
  1,402,000   Computer Associates International, Inc. ..........       38,120
  1,831,000   Microsoft Corporation ............................       48,119
                                                                  -----------
                                                                       86,239
                                                                  -----------
              Total Information Technology .....................      282,633
                                                                  -----------

     MATERIALS - 0.8%
    605,000   Alcoa Inc. .......................................       17,854
                                                                  -----------

     TELECOMMUNICATION SERVICES - 1.0%
    978,000   SBC Communications Inc. ..........................       23,237
                                                                  -----------

     UTILITIES - 3.6%
    519,000   FPL Group, Inc.** ................................       39,776
    794,000   NiSource Inc.** ..................................       18,183
    566,000   Pinnacle West Capital Corporation** ..............       23,602
                                                                  -----------
              Total Utilities ..................................       81,561
                                                                  -----------
              Total Common Stocks
                (Cost $1,693,843) ..............................    2,137,853
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
   ------                                                           ------

 REPURCHASE AGREEMENT - 5.0%
   (COST $113,302)
$   113,302   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $113,310,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $115,581,000) .....................  $   113,302
                                                                  -----------
 SHORT-TERM INVESTMENT - 3.3%
   (COST $73,201)
     73,201   Mellon GSL DBT II
                Collateral Fund++ ..............................       73,201
                                                                  -----------

TOTAL INVESTMENTS (Cost $1,880,346*) ...................   103.2%   2,324,356
OTHER ASSETS (LIABILITIES) (Net) .......................    (3.2)     (71,252)
                                                          ------  -----------
NET ASSETS .............................................   100.0% $ 2,253,104
                                                          ======  ===========

--------------------------
      *  Aggregate cost for federal tax purposes.
     ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $71,722,000, representing 3.2% of the total net assets of the Fund (Collateral Value $73,201,000).
      +  Non-income producing security.
     ++ Represents investment purchased with cash collateral for securities loaned.



--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
    (F)       --  Foreign Shares
--------------------------------------------------------------------------------


                    See Notes to Portfolio of Investments.                    7

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - 94.4%

     CONSUMER DISCRETIONARY - 16.1%

       AUTOMOBILES & COMPONENTS - 1.8%
    761,700   Monaco Coach Corporation .........................  $    14,099
     78,700   Superior Industries International, Inc.** ........        1,981
    109,400   Toyota Motor Corporation, Sponsored ADR ..........        8,554
                                                                  -----------
                                                                       24,634
                                                                  -----------

       CONSUMER DURABLES & APPAREL - 3.9%
    183,300   Columbia Sportswear Company+ .....................       10,058
    156,300   KB Home ..........................................       16,982
    467,900   Mattel, Inc. .....................................        9,101
    207,600   NIKE Inc., Class B ...............................       17,984
                                                                  -----------
                                                                       54,125
                                                                  -----------

       HOTELS, RESTAURANTS & LEISURE - 3.6%
    893,400   Hilton Hotels Corporation ........................       19,878
    431,100   Starbucks Corporation+ ...........................       23,279
  1,267,185   WestCoast Hospitality Corporation+ ...............        7,743
                                                                  -----------
                                                                       50,900
                                                                  -----------

       MEDIA - 5.2%
    335,300   Getty Images, Inc.+** ............................       23,370
    237,400   Knight-Ridder, Inc.** ............................       15,457
     51,000   McClatchy Company, Class A .......................        3,567
    574,900   Univision Communications Inc.,
                Class A+** .....................................       15,701
    486,600   Walt Disney Company ..............................       13,931
                                                                  -----------
                                                                       72,026
                                                                  -----------

       RETAILING - 1.6%
     43,200   Blue Nile, Inc.+** ...............................        1,209
    464,625   Building Materials Holding Corporation ...........       17,159
    240,500   Hollywood Entertainment Corporation+ .............        3,393
    112,000   Restoration Hardware, Inc.+ ......................          644
                                                                  -----------
                                                                       22,405
                                                                  -----------

              Total Consumer Discretionary .....................      224,090
                                                                  -----------
     CONSUMER STAPLES - 3.5%
       FOOD & STAPLES RETAILING - 2.2%
    503,640   Costco Wholesale Corporation .....................       23,807
    379,700   Kroger Company+ ..................................        6,493
                                                                  -----------
                                                                       30,300
                                                                  -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
    172,000   Clorox Company ...................................       10,220
    194,900   Estee Lauder Companies Inc., Class A .............        8,798
                                                                  -----------
                                                                       19,018
                                                                  -----------

              Total Consumer Staples ...........................       49,318
                                                                  -----------
     ENERGY - 6.5%
    392,900   Apache Corporation ...............................       21,382
    674,000   ChevronTexaco Corporation ........................       36,665
     30,000   Exxon Mobil Corporation ..........................        1,548
    432,000   Nabors Industries Ltd.+ ..........................       21,773

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

    158,500   Occidental Petroleum Corporation .................  $     9,253
                                                                  -----------
              Total Energy .....................................       90,621
                                                                  -----------

     FINANCIALS - 19.2%

       BANKS - 13.1%
    560,000   Bank of America Corporation ......................       25,967
    343,900   Banner Corporation ...............................       10,173
    155,300   City National Corporation ........................       10,838
    416,500   East West Bancorp, Inc. ..........................       16,219
    303,600   Greater Bay Bancorp** ............................        8,279
    138,900   KeyCorp ..........................................        4,642
     86,533   Pacific Capital Bancorp ..........................        2,655
    938,200   U.S. Bancorp .....................................       28,193
     69,500   UCBH Holdings, Inc. ..............................        3,063
     39,300   United PanAm Financial Corporation+ ..............          747
    853,414   Washington Federal, Inc. .........................       22,231
    806,316   Wells Fargo & Company ............................       49,427
                                                                  -----------
                                                                      182,434
                                                                  -----------

       DIVERSIFIED FINANCIALS - 4.1%
  1,338,000   Charles Schwab Corporation .......................       15,039
    456,300   Citigroup Inc. ...................................       22,382
     74,300   Countrywide Financial Corporation ................        2,749
    230,000   Franklin Resources, Inc. .........................       15,608
     45,532   Piper Jaffray Companies, Inc.+ ...................        1,802
                                                                  -----------
                                                                       57,580
                                                                  -----------

       INSURANCE - 2.0%
     86,800   RenaissanceRe Holdings Ltd.** ....................        4,358
    270,215   StanCorp Financial Group, Inc. ...................       22,968
                                                                  -----------
                                                                       27,326
                                                                  -----------
              Total Financials .................................      267,340
                                                                  -----------
     HEALTH CARE - 12.6%

       HEALTH CARE EQUIPMENT & SERVICES - 5.4%
     63,000   Affymetrix, Inc.+** ..............................        2,593
    219,700   Applera Corporation-Applied
                Biosystems Group ...............................        4,405
    174,000   Caremark Rx, Inc.+ ...............................        6,803
     90,060   Health Net, Inc.+ ................................        2,620
  1,484,400   OraSure Technologies, Inc.+ ......................        8,476
    138,400   ResMed Inc.+ .....................................        7,100
    699,363   SonoSite, Inc.+ ..................................       22,191
    339,700   Varian Medical Systems, Inc.+ ....................       12,817
    133,000   VCA Antech, Inc.+ ................................        2,467
     72,500   Zimmer Holdings, Inc.+ ...........................        5,717
                                                                  -----------
                                                                       75,189
                                                                  -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 7.2%
    244,800   Allergan, Inc. ...................................       18,593
    303,539   Amgen, Inc.+ .....................................       18,892
    108,200   Amylin Pharmaceuticals, Inc.+ ....................        2,425
    400,900   Bristol-Myers Squibb Company .....................        9,397
  1,251,500   Corixa Corporation+ ..............................        4,718


8                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

       PHARMACEUTICALS & BIOTECHNOLOGY - (CONTINUED)
    416,300   Dendreon Corporation+** ..........................  $     2,831
    432,675   EDEN Bioscience Corporation+ .....................          523
    215,100   Genentech, Inc.+ .................................       10,262
    288,120   ICOS Corporation+** ..............................        7,212
     98,000   Neurocrine Biosciences, Inc.+ ....................        4,483
    410,500   Pfizer Inc. ......................................        9,918
    399,900   Watson Pharmaceuticals, Inc.+ ....................       11,929
                                                                  -----------
                                                                      101,183
                                                                  -----------

              Total Health Care ................................      176,372
                                                                  -----------

     INDUSTRIALS - 15.1%

       CAPITAL GOODS - 11.6%
    572,633   Boeing Company ...................................       28,975
    222,700   Cascade Corporation ..............................        8,151
    263,500   Dionex Corporation+ ..............................       15,597
    430,330   Electro Scientific Industries, Inc.+ .............        7,604
    580,200   Greenbrier Companies, Inc. .......................       16,176
    105,100   Jacobs Engineering Group Inc.+ ...................        5,338
    292,300   Northrop Grumman Corporation .....................       15,165
    516,787   PACCAR Inc. ......................................       36,516
    196,450   Precision Castparts Corporation ..................       13,810
    395,100   Simpson Manufacturing Company, Inc. ..............       14,184
                                                                  -----------
                                                                      161,516
                                                                  -----------

       COMMERCIAL SERVICES & SUPPLIES - 1.0%
    487,600   Robert Half International Inc.** .................       14,794
                                                                  -----------

       TRANSPORTATION - 2.5%
    369,110   Alaska Air Group, Inc.+** ........................       10,996
    424,520   Expeditors International of
                Washington, Inc.** .............................       23,832
                                                                  -----------
                                                                       34,828
                                                                  -----------
              Total Industrials ................................      211,138
                                                                  -----------

     INFORMATION TECHNOLOGY - 16.6%

       COMMUNICATIONS EQUIPMENT - 1.2%
    883,400   Cisco Systems, Inc.+ .............................       15,936
                                                                  -----------

       COMPUTERS & PERIPHERALS - 1.9%
  1,263,700   Advanced Digital Information Corporation+ ........       13,218
    615,000   Hewlett-Packard Company ..........................       12,048
     65,300   InFocus Corporation+ .............................          480
                                                                  -----------
                                                                       25,746
                                                                  -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
    216,635   Microvision, Inc.+** .............................        1,176
    513,000   Tektronix, Inc. ..................................       14,785
     76,000   Trimble Navigation Ltd.+ .........................        2,703
                                                                  -----------
                                                                       18,664
                                                                  -----------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

       INTERNET SOFTWARE & SERVICES - 0.5%
  2,482,761   Art Technology Group, Inc.+** ....................  $     3,228
    959,000   WatchGuard Technologies, Inc.+ ...................        3,893
                                                                  -----------
                                                                        7,121
                                                                  -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
    309,000   Applied Materials, Inc.+ .........................        4,913
    361,900   Credence Systems Corporation+ ....................        2,895
    324,825   FEI Company+** ...................................        6,549
    816,500   Intel Corporation ................................       18,330
     93,700   KLA-Tencor Corporation+** ........................        4,334
    823,480   Lattice Semiconductor Corporation+ ...............        3,697
    489,300   LSI Logic Corporation+ ...........................        2,990
     79,200   Novellus Systems, Inc.+ ..........................        2,071
  1,085,900   Pixelworks, Inc.+** ..............................       10,197
    468,740   TriQuint Semiconductor, Inc.+ ....................        1,584
                                                                  -----------
                                                                       57,560
                                                                  -----------

       SOFTWARE - 7.6%
    554,600   Actuate Corporation+ .............................        1,403
    333,500   Adobe Systems Inc. ...............................       18,976
     70,100   Electronic Arts Inc.+ ............................        4,510
    379,650   Fair Isaac Corporation ...........................       13,117
  1,572,178   Microsoft Corporation ............................       41,317
    450,400   Quest Software, Inc.+** ..........................        6,396
    454,708   RadiSys Corporation+ .............................        7,935
    474,200   Siebel Systems, Inc.+ ............................        4,130
    208,100   SupportSoft, Inc.+ ...............................        1,276
    250,500   Sybase, Inc.+ ....................................        4,877
     90,000   VERITAS Software Corporation+ ....................        2,315
                                                                  -----------
                                                                      106,252
                                                                  -----------
              Total Information Technology .....................      231,279
                                                                  -----------

     MATERIALS - 3.8%
    501,630   Oregon Steel Mills, Inc.+** ......................       11,984
    608,040   Schnitzer Steel Industries, Inc., Class A ........       20,947
    317,400   Weyerhaeuser Company** ...........................       19,806
                                                                  -----------
              Total Materials ..................................       52,737
                                                                  -----------

     TELECOMMUNICATION SERVICES - 1.0%
    696,100   Nextel Partners, Inc., Class A+ ..................       13,845
                                                                  -----------
              Total Common Stocks
                (Cost $958,498) ................................    1,316,740
                                                                  -----------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
    315,200   AMB Property Corporation .........................       11,735
    538,800   Plum Creek Timber Company, Inc. ..................       19,246
     52,800   Shurgard Storage Centers, Inc., Class A ..........        2,160
                                                                  -----------
              Total REITS
                (Cost $26,558) .................................       33,141
                                                                  -----------


               See Notes to Portfolio of Investments.                         9

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 REPURCHASE AGREEMENT - 3.0%
   (COST $41,640)
$    41,640   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $41,643,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $42,478,000) ......................  $    41,640
                                                                  -----------

 SHORT-TERM INVESTMENT - 6.5%
   (COST $90,385)
     90,385   Mellon GSL DBT II
                Collateral Fund++ ..............................       90,385
                                                                  -----------

TOTAL INVESTMENTS (Cost $1,117,081*) ..................   106.3%    1,481,906
OTHER ASSETS (LIABILITIES) (Net) ......................    (6.3)      (87,995)
                                                          ------  -----------
NET ASSETS ............................................   100.0%  $ 1,393,911
                                                          ======  ===========


-----------------------------
     *   Aggregate cost for federal tax purposes.
    ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $85,821,000, representing 6.2% of the total net assets of the Fund (Collateral Value $90,385,000).
     +   Non-income producing security.
    ++ Represents investment purchased with cash collateral for securities loaned.




--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
--------------------------------------------------------------------------------

10                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MID CAP STOCK FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - 90.6%

     CONSUMER DISCRETIONARY - 15.7%

       AUTOMOBILES & COMPONENTS - 2.3%
    206,200   Magna International Inc., Class A ................  $    15,617
     83,300   Superior Industries International, Inc.** ........        2,097
                                                                  -----------
                                                                       17,714
                                                                  -----------

       CONSUMER DURABLES & APPAREL - 3.9%
    402,700   Jones Apparel Group, Inc. ........................       13,543
    854,700   Mattel, Inc. .....................................       16,624
                                                                  -----------
                                                                       30,167
                                                                  -----------

       HOTELS, RESTAURANTS & LEISURE - 3.1%
     50,000   Mandalay Resort Group ............................        3,530
    138,000   Papa John's International, Inc.+** ...............        4,439
    333,700   Yum! Brands, Inc. ................................       15,467
                                                                  -----------
                                                                       23,436
                                                                  -----------

       RETAILING - 6.4%
    321,800   Neiman Marcus Group Inc., Class A** ..............       21,529
    372,400   Saks Inc. ........................................        5,299
    542,400   Tiffany & Company ................................       17,048
     99,600   Weight Watchers International, Inc.+** ...........        4,667
                                                                  -----------
                                                                       48,543
                                                                  -----------
              Total Consumer Discretionary .....................      119,860
                                                                  -----------

     CONSUMER STAPLES - 3.3%

       FOOD, BEVERAGE & TOBACCO - 1.7%
    143,050   Dean Foods Company+ ..............................        5,040
    132,700   Hershey Foods Corporation ........................        7,761
                                                                  -----------
                                                                       12,801
                                                                  -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
    272,500   Estee Lauder Companies Inc., Class A .............       12,301
                                                                  -----------
              Total Consumer Staples ...........................       25,102
                                                                  -----------

     ENERGY - 9.1%
    192,600   Baker Hughes Inc.** ..............................        8,340
     92,900   Cimarex Energy Company+ ..........................        3,368
    334,600   Nabors Industries Ltd.+ ..........................       16,864
    265,000   Noble Energy, Inc.** .............................       15,680
    126,300   Tesoro Corporation+ ..............................        4,021
    439,100   Tidewater Inc. ...................................       17,019
     91,500   Unocal Corporation ...............................        4,353
                                                                  -----------
              Total Energy .....................................       69,645
                                                                  -----------

     FINANCIALS - 18.1%

       BANKS - 6.4%
    687,711   North Fork Bancorporation, Inc. ..................       19,737
    536,300   TCF Financial Corporation ........................       15,076
    536,500   Washington Federal, Inc. .........................       13,976
                                                                  -----------
                                                                       48,789
                                                                  -----------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

       DIVERSIFIED FINANCIALS - 4.0%
    392,300   A.G. Edwards, Inc. ...............................  $    16,735
    183,400   Ambac Financial Group, Inc. ......................       14,100
                                                                  -----------
                                                                       30,835
                                                                  -----------
       INSURANCE - 7.7%
    413,320   Fidelity National Financial, Inc. ................       18,112
    584,800   HCC Insurance Holdings, Inc. .....................       19,222
    204,200   MGIC Investment Corporation** ....................       13,048
    209,300   PMI Group, Inc.** ................................        8,324
                                                                  -----------
                                                                       58,706
                                                                  -----------
              Total Financials .................................      138,330
                                                                  -----------

     HEALTH CARE - 9.8%
       HEALTH CARE EQUIPMENT & SERVICES - 8.6%
     84,300   AmerisourceBergen Corporation ....................        4,913
    381,300   Covance Inc.+ ....................................       16,205
    181,900   Express Scripts, Inc., Class A+** ................       13,495
    630,582   IMS Health Inc. ..................................       14,743
    384,100   Universal Health Services, Inc., Class B .........       16,532
                                                                  -----------
                                                                       65,888
                                                                  -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 1.2%
    128,800   Andrx Corporation+ ...............................        2,813
    364,425   Mylan Laboratories Inc. ..........................        6,060
                                                                  -----------
                                                                        8,873
                                                                  -----------
              Total Health Care ................................       74,761
                                                                  -----------

     INDUSTRIALS - 12.7%

       CAPITAL GOODS - 5.8%
    434,600   Federal Signal Corporation .......................        7,184
    441,900   Lincoln Electric Holdings, Inc. ..................       14,207
    157,000   PACCAR Inc. ......................................       11,094
    231,200   Teleflex Inc. ....................................       11,733
                                                                  -----------
                                                                       44,218
                                                                  -----------

       COMMERCIAL SERVICES & SUPPLIES - 4.3%
    418,100   HNI Corporation ..................................       16,870
    487,700   Republic Services, Inc. ..........................       16,080
                                                                  -----------
                                                                       32,950
                                                                  -----------
       TRANSPORTATION - 2.6%
    301,200   Alaska Air Group, Inc.+ ..........................        8,973
    573,100   AMR Corporation+** ...............................        4,928
    611,300   Continental Airlines, Inc., Class B+** ...........        6,370
                                                                  -----------
                                                                       20,271
                                                                  -----------

              Total Industrials ................................       97,439
                                                                  -----------
     INFORMATION TECHNOLOGY - 11.4%
       COMPUTERS & PERIPHERALS - 0.9%
    390,800   Electronics for Imaging, Inc.+ ...................        6,644
                                                                  -----------


                    See Notes to Portfolio of Investments.                 11

--------------------------------------------------------------------------------
MID CAP STOCK FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY  - (CONTINUED)

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
    301,900   Arrow Electronics, Inc.+ .........................  $     7,128
    164,700   Diebold, Inc. ....................................        8,867
                                                                  -----------
                                                                       15,995
                                                                  -----------

       IT SERVICES - 1.6%
    460,300   Acxiom Corporation** .............................       10,624
    129,300   Convergys Corporation+ ...........................        1,847
                                                                  -----------
                                                                       12,471
                                                                  -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
    668,600   Microchip Technology Inc. ........................       17,417
                                                                  -----------
       SOFTWARE - 4.5%
    162,400   Adobe Systems Inc. ...............................        9,240
    778,600   BMC Software Inc.+ ...............................       13,104
  1,108,500   Siebel Systems, Inc.+ ............................        9,655
    169,800   Synopsys, Inc.+ ..................................        2,887
                                                                  -----------
                                                                       34,886
                                                                  -----------

              Total Information Technology .....................       87,413
                                                                  -----------

     MATERIALS - 4.4%
    473,500   Cabot Corporation ................................       16,572
    356,400   Valspar Corporation ..............................       17,464
                                                                  -----------
              Total Materials ..................................       34,036
                                                                  -----------

     TELECOMMUNICATION SERVICES - 0.6%
     95,200   United States Cellular Corporation+ ..............        4,275
                                                                  -----------

     UTILITIES - 5.5%
    194,400   FPL Group, Inc. ..................................       14,899
    592,100   NiSource Inc.** ..................................       13,559
    326,000   Pinnacle West Capital Corporation ................       13,594
                                                                  -----------
              Total Utilities ..................................       42,052
                                                                  -----------
              Total Common Stocks
                (Cost $557,475) ................................      692,913
                                                                  -----------

     REAL ESTATE INVESTMENT TRUST (REIT) - 1.5%
       (COST $9,939)
        370   General Growth Properties, Inc. ..................       11,742
                                                                  -----------


    PRINCIPAL
     AMOUNT                                                          VALUE
     (000S)                                                          (000S)
     ------                                                          ------

 REPURCHASE AGREEMENT - 8.1%
   (COST $61,835)
$    61,835   Agreement with Credit Suisse First Boston
                Corporation, 2.430%, dated 01/31/2005,
                to be repurchased at $61,839,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $63,079,000) ......................  $    61,835
                                                                  -----------

 SHORT-TERM INVESTMENT - 4.5%
   (COST $34,747)
     34,747   Mellon GSL DBT II
                Collateral Fund++ ..............................       34,747
                                                                  -----------

TOTAL INVESTMENTS (Cost $663,996*) .....................  104.7%      801,237
OTHER ASSETS (LIABILITIES) (Net) .......................   (4.7)      (35,992)
                                                          ------  -----------
NET ASSETS .............................................  100.0%  $   765,245
                                                          ======  ===========

---------------------------
     *   Aggregate cost for federal tax purposes.
    ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $34,060,000, representing 4.5% of the total net assets of the Fund (Collateral Value $34,747,000).
     +   Non-income producing security.
    ++ Represents investment purchased with cash collateral for securities loaned.




12                       See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - 96.2%

     CONSUMER DISCRETIONARY - 19.0%

       AUTOMOBILES & COMPONENTS - 0.2%
     57,345   Harley-Davidson, Inc. ............................  $     3,447
                                                                  -----------

       CONSUMER DURABLES & APPAREL - 0.8%
     41,830   Coach, Inc.+ .....................................        2,346
    115,095   NIKE Inc., Class B ...............................        9,971
                                                                  -----------
                                                                       12,317
                                                                  -----------

       HOTELS, RESTAURANTS & LEISURE - 3.7%
    194,300   Carnival Corporation** ...........................       11,192
    480,780   Hilton Hotels Corporation ........................       10,697
     65,180   Marriott International, Inc., Class A ............        4,118
    468,240   McDonald's Corporation ...........................       15,166
    365,030   Royal Caribbean Cruises Ltd.** ...................       19,347
     15,700   Starbucks Corporation+ ...........................          848
                                                                  -----------
                                                                       61,368
                                                                  -----------

       MEDIA - 7.8%
    205,400   Clear Channel Communications, Inc.** .............        6,661
    938,300   Comcast Corporation, Special Class A+ ............       29,660
    218,847   Gemstar-TV Guide International, Inc.+ ............        1,208
    361,866   Liberty Media Corporation, Class A+ ..............        3,778
     61,480   News Corporation, Class A** ......................        1,045
    623,300   News Corporation, Class B** ......................       10,957
     45,880   Omnicom Group Inc. ...............................        3,895
  1,659,830   Time Warner Inc.+ ................................       29,877
    370,405   Univision Communications Inc.,
                Class A+** .....................................       10,116
    528,800   Viacom Inc., Class B .............................       19,745
    334,100   Walt Disney Company ..............................        9,565
     71,350   XM Satellite Radio Holdings Inc., Class A+** .....        2,277
                                                                  -----------
                                                                      128,784
                                                                  -----------

       RETAILING - 6.5%
     21,300   Bed Bath & Beyond Inc.+ ..........................          858
    326,700   Best Buy Company, Inc.** .........................       17,573
     49,050   Chico's FAS, Inc.+** .............................        2,584
     28,530   eBay Inc.+ .......................................        2,325
     99,600   Federated Department Stores, Inc. ................        5,657
    260,500   Gap, Inc.** ......................................        5,734
    682,210   Home Depot, Inc. .................................       28,148
     91,500   J.C. Penney Company, Inc. (Holding
                Company)** .....................................        3,909
    112,580   Lowe's Companies, Inc. ...........................        6,416
     56,620   Nordstrom, Inc. ..................................        2,732
    359,065   Staples, Inc. ....................................       11,756
    330,720   Target Corporation ...............................       16,791
    103,300   Williams-Sonoma, Inc.+ ...........................        3,574
                                                                  -----------
                                                                      108,057
                                                                  -----------

              Total Consumer Discretionary .....................      313,973
                                                                  -----------

     CONSUMER STAPLES - 6.6%
       FOOD & STAPLES RETAILING - 1.6%
    106,600   Costco Wholesale Corporation .....................        5,039
     57,850   Sysco Corporation ................................        2,023
    372,300   Wal-Mart Stores Inc. .............................       19,509
                                                                  -----------
                                                                       26,571
                                                                  -----------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

       FOOD, BEVERAGE & TOBACCO - 2.3%
     59,470   Altria Group, Inc. ...............................  $     3,796
    110,100   Anheuser-Busch Companies, Inc.** .................        5,415
     20,440   Hershey Foods Corporation** ......................        1,195
    502,555   PepsiCo Inc.** ...................................       26,987
                                                                  -----------
                                                                       37,393
                                                                  -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
     69,515   Alberto-Culver Company, Class B ..................        3,771
     85,950   Avon Products, Inc. ..............................        3,629
    108,400   Estee Lauder Companies Inc., Class A .............        4,893
     47,700   Gillette Company .................................        2,419
    574,240   Procter & Gamble Company .........................       30,567
                                                                  -----------
                                                                       45,279
                                                                  -----------
              Total Consumer Staples ...........................      109,243
                                                                  -----------

     ENERGY - 4.1%
     32,100   Amerada Hess Corporation .........................        2,782
     63,900   Burlington Resources Inc.** ......................        2,793
     49,300   Devon Energy Corporation .........................        2,005
     18,460   EOG Resources, Inc. ..............................        1,371
    661,300   Exxon Mobil Corporation ..........................       34,123
    176,740   Halliburton Company** ............................        7,269
    119,254   Kinder Morgan Management LLC+ ....................        5,037
     32,900   Murphy Oil Corporation ...........................        2,937
     32,750   National-Oilwell, Inc.+ ..........................        1,208
    121,300   Schlumberger Ltd. ................................        8,253
     13,870   Smith International, Inc.+** .....................          821
                                                                  -----------
              Total Energy .....................................       68,599
                                                                  -----------

     FINANCIALS - 9.7%

       BANKS - 0.5%
    120,100   Bank of America Corporation ......................        5,569
     28,000   North Fork Bancorporation, Inc. ..................          804
     35,470   Wells Fargo & Company ............................        2,174
                                                                  -----------
                                                                        8,547
                                                                  -----------

       DIVERSIFIED FINANCIALS - 7.4%
    485,405   American Express Company .........................       25,896
     52,700   Bear Stearns Companies Inc.** ....................        5,326
    535,690   Citigroup Inc. ...................................       26,276
    185,770   Countrywide Financial Corporation ................        6,873
     82,480   Goldman Sachs Group, Inc. ........................        8,895
    245,240   JPMorgan Chase & Company .........................        9,155
    213,710   MBNA Corporation .................................        5,680
     21,070   Merrill Lynch & Company, Inc. ....................        1,266
    468,750   Morgan Stanley ...................................       26,231
    110,830   SLM Corporation** ................................        5,563
                                                                  -----------
                                                                      121,161
                                                                  -----------

       INSURANCE - 1.8%
    341,375   American International Group Inc. ................       22,630
    137,840   Prudential Financial, Inc. .......................        7,431
                                                                  -----------
                                                                       30,061
                                                                  -----------
              Total Financials .................................      159,769
                                                                  -----------



                    See Notes to Portfolio of Investments.                    13

--------------------------------------------------------------------------------
GROWTH FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)

     HEALTH CARE - 17.7%

       HEALTH CARE EQUIPMENT & SERVICES - 7.5%
     27,110   Alcon, Inc. ......................................  $     2,147
     78,600   Applera Corporation-Applied Biosystems
                Group ..........................................        1,576
    201,950   Biomet, Inc. .....................................        8,579
    254,650   Caremark Rx, Inc.+** .............................        9,957
     29,618   Cooper Companies, Inc. ...........................        2,272
     33,870   Kinetic Concepts, Inc.+** ........................        2,202
     36,300   Laboratory Corporation of America
                Holdings+ ......................................        1,737
    695,590   Medtronic, Inc. ..................................       36,511
    172,600   Millipore Corporation+ ...........................        7,513
      9,900   Quest Diagnostics Inc. ...........................          943
     59,520   St. Jude Medical, Inc.+ ..........................        2,338
    134,600   Stryker Corporation ..............................        6,614
    308,715   UnitedHealth Group Inc. ..........................       27,445
    190,130   Varian Medical Systems, Inc.+ ....................        7,174
     38,700   Waters Corporation+** ............................        1,899
     21,590   WellPoint Inc.+ ..................................        2,623
     37,610   Zimmer Holdings, Inc.+ ...........................        2,966
                                                                  -----------
                                                                      124,496
                                                                  -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 10.2%
    193,970   Abbott Laboratories ..............................        8,732
    335,960   Amgen, Inc.+ .....................................       20,910
     17,840   Biogen Idec Inc.+ ................................        1,159
    196,565   Eli Lilly & Company ..............................       10,662
    498,085   Genentech, Inc.+ .................................       23,764
    218,460   Gilead Sciences, Inc.+ ...........................        7,231
    460,340   Johnson & Johnson ................................       29,784
     58,200   Medimmune, Inc.+ .................................        1,377
    186,436   Merck & Company, Inc. ............................        5,230
    236,645   Novartis AG ......................................       11,349
     68,640   Novartis AG, ADR .................................        3,286
    618,220   Pfizer Inc. ......................................       14,936
     28,900   Pharmaceutical Product Development, Inc.+ ........        1,198
     21,422   Roche Holding AG-Genusschein .....................        2,282
    345,165   Sanofi-Aventis, ADR ..............................       12,847
    464,042   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR** ................................       13,332
                                                                  -----------
                                                                      168,079
                                                                  -----------
              Total Health Care ................................      292,575
                                                                  -----------

     INDUSTRIALS - 12.4%

       CAPITAL GOODS - 8.9%
     72,590   American Standard Companies Inc.+ ................        2,906
     11,450   Caterpillar, Inc. ................................        1,020
    150,900   Empresa Brasileira de Aeronautica SA, ADR ........        4,806
  1,792,340   General Electric Company .........................       64,757
    116,000   Honeywell International Inc. .....................        4,174
    115,430   Ingersoll-Rand Company, Class A ..................        8,586
     25,560   ITT Industries, Inc. .............................        2,180
    132,900   Lockheed Martin Corporation ......................        7,683
     43,400   Northrop Grumman Corporation .....................        2,252
     53,300   Parker Hannifin Corporation ......................        3,473
    154,510   Raytheon Company .................................        5,779


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

     54,460   Rockwell Automation, Inc. ........................  $     3,085
    782,370   Tyco International Ltd. ..........................       28,275
     83,480   United Technologies Corporation ..................        8,405
                                                                  -----------
                                                                      147,381
                                                                  -----------

       COMMERCIAL SERVICES & SUPPLIES - 1.2%
    139,980   Apollo Group, Inc., Class A+ .....................       10,945
     45,100   Manpower Inc. ....................................        2,194
    216,100   Waste Management Inc. ............................        6,267
                                                                  -----------
                                                                       19,406
                                                                  -----------

       TRANSPORTATION - 2.3%
     81,900   Expeditors International of Washington,
                Inc.** .........................................        4,598
    268,960   FedEx Corporation** ..............................       25,726
     99,200   United Parcel Service, Inc., Class B** ...........        7,408
                                                                  -----------
                                                                       37,732
                                                                  -----------
              Total Industrials ................................      204,519
                                                                  -----------

     INFORMATION TECHNOLOGY - 24.0%

       COMMUNICATIONS EQUIPMENT - 4.7%
     45,300   Avaya Inc.+ ......................................          650
  1,778,935   Cisco Systems, Inc.+ .............................       32,092
    957,800   Lucent Technologies Inc.+** ......................        3,123
  1,350,955   Motorola, Inc. ...................................       21,264
    540,950   Nokia Oyj, Sponsored ADR .........................        8,266
     80,160   QUALCOMM Inc. ....................................        2,985
     90,660   Research In Motion Ltd.+ .........................        6,463
     91,900   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR+ .................................        2,695
                                                                  -----------
                                                                       77,538
                                                                  -----------

       COMPUTERS & PERIPHERALS - 4.1%
    483,450   Dell Computer Corporation+ .......................       20,189
    199,580   EMC Corporation+ .................................        2,615
    275,620   International Business Machines Corporation ......       25,748
    195,750   Lexmark International, Inc.+ .....................       16,316
    740,400   Sun Microsystems, Inc.+ ..........................        3,228
                                                                  -----------
                                                                       68,096
                                                                  -----------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
    233,800   Agilent Technologies, Inc.+ ......................        5,169
    195,900   Ingram Micro Inc., Class A+ ......................        3,620
     59,100   L-3 Communications Holdings, Inc.** ..............        4,220
    189,700   PerkinElmer, Inc. ................................        4,361
    168,300   Tektronix, Inc. ..................................        4,851
     72,290   Thermo Electron Corporation+ .....................        2,165
                                                                  -----------
                                                                       24,386
                                                                  -----------

       INTERNET SOFTWARE & SERVICES - 2.1%
     27,100   Symantec Corporation+ ............................          633
     48,200   VeriSign Inc.+ ...................................        1,246
    911,685   Yahoo! Inc.+ .....................................       32,100
                                                                  -----------
                                                                       33,979
                                                                  -----------



14                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH FUND

January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       IT SERVICES - 0.3%
    108,400   Accenture Ltd., Class A+ .........................  $     2,824
     19,500   Automatic Data Processing, Inc. ..................          848
     28,220   Cognizant Technology Solutions
                Corporation+ ...................................        1,069
                                                                  -----------
                                                                        4,741
                                                                  -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
    165,710   Altera Corporation+ ..............................        3,182
    116,800   Analog Devices, Inc. .............................        4,192
     75,700   ASML Holding NV (F)+ .............................        1,244
    214,400   Broadcom Corporation, Class A+ ...................        6,824
     33,100   Fairchild Semiconductor International, Inc.+ .....          472
    110,994   Freescale Semiconductor Inc., Class B+ ...........        1,939
  1,240,440   Intel Corporation ................................       27,848
     13,460   Linear Technology Corporation ....................          508
     67,200   National Semiconductor Corporation+** ............        1,138
     37,550   Samsung Electronics Company Ltd., GDR** ..........        9,062
     74,210   Teradyne, Inc.+ ..................................        1,041
  1,198,275   Texas Instruments Inc. ...........................       27,812
                                                                  -----------
                                                                       85,262
                                                                  -----------

       SOFTWARE - 6.2%
    142,000   Adobe Systems Inc. ...............................        8,080
     34,530   Amdocs Ltd.+ .....................................        1,027
     76,600   Autodesk, Inc. ...................................        2,250
    222,600   Cadence Design Systems, Inc.+** ..................        2,967
    182,600   Citrix Systems, Inc.+ ............................        3,917
     59,155   Intuit Inc.+** ...................................        2,307
    115,300   Mercury Interactive Corporation+** ...............        5,047
  2,503,623   Microsoft Corporation ............................       65,795
    151,400   Novell, Inc.+ ....................................          873
    116,080   Oracle Corporation+ ..............................        1,598
    242,500   SAP AG, Sponsored ADR ............................        9,390
                                                                  -----------
                                                                      103,251
                                                                  -----------
              Total Information Technology .....................      397,253
                                                                  -----------
     MATERIALS - 2.1%
    120,000   Air Products & Chemicals, Inc. ...................        7,069
     18,700   Dow Chemical Company .............................          930
    182,000   E.I. du Pont de Nemours & Company ................        8,656
    211,500   Praxair, Inc. ....................................        9,126
     72,100   Rio Tinto PLC, Sponsored ADR .....................        9,056
                                                                  -----------
              Total Materials ..................................       34,837
                                                                  -----------

     TELECOMMUNICATION SERVICES - 0.6%
    211,800   Sprint Corporation-FON Group** ...................        5,047
    136,900   Telefonos de Mexico SA de CV, Class L,
                Sponsored ADR ..................................        5,100
                                                                  -----------
              Total Telecommunication Services .................       10,147
                                                                  -----------

              Total Common Stocks
                (Cost $1,448,481) ..............................    1,590,915
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 COMMERCIAL PAPER - 3.0%
$    25,100   Prudential Funding LLC,
                2.440% due 02/01/2005++ ........................  $    25,100
     25,100   UBS Finance,
                2.470% due 02/01/2005++ ........................       25,100
                                                                  -----------
              Total Commercial Paper
                (Cost $50,200) .................................       50,200
                                                                  -----------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 0.4%
   (COST $6,800)

     FEDERAL HOME LOAN BANK (FHLB) - 0.4%
      6,800   2.380% due 02/01/2005++ ..........................        6,800
                                                                  -----------
 REPURCHASE AGREEMENT - 1.5%
   (COST $24,201)
     24,201   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $24,203,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $24,688,000) ......................       24,201
                                                                  -----------
 SHORT-TERM INVESTMENT - 5.4%
   (COST $89,704)
     89,704   Mellon GSL DBT II
                Collateral Fund+++ .............................       89,704
                                                                  -----------
TOTAL INVESTMENTS (Cost $1,619,386*) ...................  106.5%    1,761,820
OTHER ASSETS (LIABILITIES) (Net) .......................   (6.5)     (107,067)
                                                          ------  -----------
NET ASSETS .............................................  100.0%  $ 1,654,753
                                                          ======  ===========

-----------------------
       * Aggregate cost for federal tax purposes.
      ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $87,117,000, representing 5.3% of the total net assets of the Fund (Collateral Value $89,704,000).
       + Non-income producing security.
      ++ Rate represents annualized yield at date of purchase.
     +++ Represents investment purchased with cash collateral for securities loaned.

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
                 ----------------------------------------------
                                                             NET
                                              IN          UNREALIZED
EXPIRATION         LOCAL       VALUE IN    EXCHANGE       DEPRECIATION
    DATE          CURRENCY       U.S. $   FOR U.S. $      OF CONTRACTS
-----------  -------------      -------   ----------      ------------
03/04/2005   EUR       50           65           60         $   (5)
04/15/2005   EUR    1,175        1,533        1,447            (86)
                                                            ------
Net Unrealized Depreciation of Forward Foreign
        Currency Contracts                                  $  (91)
                                                            ======


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    ADR       --   American Depositary Receipt
    EUR       --   EURO
    GDR       --   Global Depositary Receipt
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    15

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - 75.0%
     CONSUMER DISCRETIONARY - 6.9%
       CONSUMER DURABLES & APPAREL - 1.6%
     72,600   Kellwood Company .................................  $     2,101
    101,800   RC2 Corporation+ .................................        2,947
                                                                  -----------
                                                                        5,048
                                                                  -----------

       MEDIA - 2.7%
     97,100   Carmike Cinemas, Inc. ............................        3,440
    296,000   Reader's Digest Association, Inc. ................        4,772
                                                                  -----------
                                                                        8,212
                                                                  -----------

       RETAILING - 2.6%
    103,800   Blockbuster Inc., Class A** ......................          951
    248,500   Blockbuster Inc., Class B ........................        2,172
    240,200   Movie Gallery, Inc. ..............................        5,032
                                                                  -----------
                                                                        8,155
                                                                  -----------
              Total Consumer Discretionary .....................       21,415
                                                                  -----------

     CONSUMER STAPLES - 5.4%
       FOOD & STAPLES RETAILING - 2.5%
    142,000   Fresh Del Monte Produce Inc. (F) .................        4,534
    128,400   John B. Sanfilippo & Son, Inc.+ ..................        3,315
                                                                  -----------
                                                                        7,849
                                                                  -----------

       FOOD, BEVERAGE & TOBACCO - 0.4%
    158,300   National Beverage Corporation ....................        1,382
                                                                  -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
     74,100   Central Garden & Pet Company+ ....................        3,037
    101,800   Jarden Corporation+** ............................        4,683
                                                                  -----------
                                                                        7,720
                                                                  -----------
              Total Consumer Staples ...........................       16,951
                                                                  -----------

     ENERGY - 9.8%
    172,300   Cimarex Energy Company+** ........................        6,246
    230,800   Comstock Resources, Inc.+ ........................        5,414
     93,800   Encore Acquisition Company+ ......................        3,499
    116,800   Plains Exploration & Production Company+ .........        3,361
    101,200   St. Mary Land & Exploration Company ..............        4,353
    103,500   Stone Energy Corporation+ ........................        4,430
     99,100   Tesoro Corporation+ ..............................        3,155
                                                                  -----------
              Total Energy .....................................       30,458
                                                                  -----------
     FINANCIALS - 10.1%
       BANKS - 6.1%
    178,500   Dime Community Bancshares ........................        2,936
    189,200   Flagstar Bancorp, Inc.** .........................        3,977
    111,500   Harbor Florida Bancshares, Inc. ..................        3,791
    185,130   Oriental Financial Group Inc. ....................        5,221
    136,140   U.S.B. Holding Company, Inc. .....................        3,206
                                                                  -----------
                                                                       19,131
                                                                  -----------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

       INSURANCE - 4.0%
    147,000   Navigators Group, Inc.+ ..........................  $     4,391
    100,200   Stewart Information Services Corporation .........        4,039
    255,900   Universal American Financial Corporation+ ........        3,900
                                                                  -----------
                                                                       12,330
                                                                  -----------
              Total Financials .................................       31,461
                                                                  -----------

     HEALTH CARE - 6.3%
       HEALTH CARE EQUIPMENT & SERVICES - 3.1%
    966,700   Gene Logic Inc.+ .................................        2,949
     92,300   Kindred Healthcare, Inc.+ ........................        2,528
    141,100   Owens & Minor, Inc. ..............................        4,028
                                                                  -----------
                                                                        9,505
                                                                  -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 3.2%
    208,500   Andrx Corporation+** .............................        4,554
    316,500   Bradley Pharmaceuticals, Inc.+** .................        4,554
     87,900   Lannett Company, Inc.+ ...........................          861
                                                                  -----------
                                                                        9,969
                                                                  -----------
              Total Health Care ................................       19,474
                                                                  -----------

     INDUSTRIALS - 14.6%
       CAPITAL GOODS - 4.6%
    131,300   Cubic Corporation ................................        2,993
    105,400   DRS Technologies, Inc.+ ..........................        4,279
    147,000   Griffon Corporation+** ...........................        3,959
    152,100   Lennox International Inc. ........................        3,036
                                                                  -----------
                                                                       14,267
                                                                  -----------

       COMMERCIAL SERVICES & SUPPLIES - 1.7%
    184,400   Duratek Inc.+ ....................................        5,169
                                                                  -----------

       TRANSPORTATION - 8.3%
    112,700   Alaska Air Group, Inc.+** ........................        3,358
    332,900   AMR Corporation+** ...............................        2,863
    302,100   Continental Airlines, Inc., Class B+** ...........        3,148
    145,600   Dampskibsselskabet Torm A/S, ADR** ...............        6,776
    131,400   Delta Air Lines, Inc.+** .........................          708
    108,200   Genesee & Wyoming Inc., Class A+ .................        2,733
    375,800   Northwest Airlines Corporation+** ................        2,777
    204,300   OMI Corporation ..................................        3,575
                                                                  -----------
                                                                       25,938
                                                                  -----------
              Total Industrials ................................       45,374
                                                                  -----------

     INFORMATION TECHNOLOGY - 10.0%
       COMPUTERS & PERIPHERALS - 2.2%
    187,500   Hutchinson Technology Inc.+ ......................        6,619
                                                                  -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
    420,200   Axcelis Technologies, Inc.+ ......................        3,139
    547,500   Credence Systems Corporation+** ..................        4,380
    286,900   OmniVision Technologies, Inc.+** .................        4,656
                                                                  -----------
                                                                       12,175
                                                                  -----------


16                  See Notes to Portfolio of Investments.

SMALL CAP VALUE FUND
January 31, 2005 (unaudited)


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       SOFTWARE - 3.9%
  2,393,400   Atari, Inc.+** ...................................  $     5,553
    829,000   Geac Computer Corporation Ltd. (F)+ ..............        6,666
                                                                  -----------
                                                                       12,219
                                                                  -----------
              Total Information Technology .....................       31,013
                                                                  -----------
     MATERIALS - 8.4%
     81,300   Albemarle Corporation ............................        2,854
    142,200   Century Aluminum Company+** ......................        3,544
     64,000   Headwaters Inc.+ .................................        2,035
  1,451,600   Kingsgate Consolidated Ltd. ......................        2,981
    191,900   Metal Management, Inc. ...........................        5,170
    439,900   Randgold Resources Ltd., ADR+** ..................        5,107
  1,402,000   Wheaton River Minerals Ltd. (F)+** ...............        4,543
                                                                  -----------
              Total Materials ..................................       26,234
                                                                  -----------
     TELECOMMUNICATION SERVICES - 2.6%
    200,100   Asia Satellite Telecommunications Holdings
              Ltd., Sponsored ADR ..............................        3,708
    125,700   USA Mobility, Inc.+ ..............................        4,468
                                                                  -----------
              Total Telecommunication Services .................        8,176
                                                                  -----------
     UTILITIES - 0.9%
     81,700   Suburban Propane Partners LP** ...................        2,852
                                                                  -----------
              Total Common Stocks
                (Cost $202,480) ................................      233,408
                                                                  -----------
 CANADIAN INCOME TRUSTS - 8.4%
     ENERGY - 3.8%
    170,900   Bonavista Energy Trust ...........................        4,011
     96,100   Peyto Energy Trust** .............................        3,749
    245,500   Vermilion Energy Trust** .........................        4,143
                                                                  -----------
                                                                       11,903
                                                                  -----------
     FOOD, BEVERAGE & TOBACCO - 1.6%
    315,700   Connors Brothers Income Fund .....................        4,926
                                                                  -----------
     MATERIALS - 3.0%
     73,500   Fording Canadian Coal Trust** ....................        5,851
    260,900   TimberWest Forest Corporation ....................        3,394
                                                                  -----------
                                                                        9,245
                                                                  -----------
              Total Canadian Income Trusts
                (Cost $17,682) .................................       26,074
                                                                  -----------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.0%
     33,400   Alexandria Real Estate Equities, Inc. ............        2,223
     70,800   Cedar Shopping Centers Inc. ......................          978
    107,200   Entertainment Properties Trust ...................        4,514
    290,800   Equity Inns Inc. .................................        3,170
     50,300   Sovran Self Storage, Inc. ........................        2,002
    227,500   Winston Hotels, Inc. .............................        2,561
                                                                  -----------
              Total REITs
                (Cost $13,763) .................................       15,448
                                                                  -----------

                                                                      VALUE
   CONTRACTS                                                          (000S)
   ---------                                                          ------

PURCHASED PUT OPTIONS - 3.1%
      6,975   iShares Russell 2000 Index,
                Expires January 2006 @ $95 .....................  $     1,151
      1,950   iShares Russell 2000 Index,
                Expires January 2007 @ $110 ....................        1,316
     14,625   iShares Russell 2000 Index,
                Expires January 2007 @ $95 .....................        5,265
     20,000   Nasdaq 100 Index,
                Expires January 2007 @ $29 .....................        2,100
                                                                  -----------
              Total Purchased Put Options
                (Cost $16,104) .................................        9,832
                                                                  -----------

  PRINCIPAL
   AMOUNT
   (000S)
  ---------

 REPURCHASE AGREEMENT - 7.9%
   (COST $24,497)
$    24,497   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $24,499,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $24,990,000) ......................       24,497

 SHORT-TERM INVESTMENT - 15.4%
   (COST $47,952)
     47,952   Mellon GSL DBT II
                Collateral Fund++ ..............................       47,952

TOTAL INVESTMENTS (Cost $322,478*) .....................  114.8%      357,211
OTHER ASSETS (LIABILITIES) (Net) .......................  (14.8)      (45,925)
                                                          -----   -----------

NET ASSETS .............................................  100.0%  $   311,286
                                                          =====   ===========

------------------------
      *  Aggregate cost for federal tax purposes.
     ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $45,244,000, representing 14.5% of the total net assets of the Fund (Collateral Value $47,952,000).
      +  Non-income producing security.
     ++ Represents investment purchased with cash collateral for securities loaned.


                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                              CONTRACTS TO DELIVER

                                     (000S)
                   ------------------------------------------

                                                           NET
                                            IN         UNREALIZED
 EXPIRATION      LOCAL       VALUE IN    EXCHANGE    (DEPRECIATION)
    DATE       CURRENCY       U.S. $    FOR U.S. $    OF CONTRACTS
-----------    --------      --------   ----------   -------------
02/01/2005    AUD   436           339          338             (1)
                                                       ----------

----------------------

------------------------------------------------
             GLOSSARY OF TERMS

      ADR   -- American Depository Receipt
      AUD   -- Australian Dollar
      (F)   -- Foreign Shares
------------------------------------------------

                     See Notes to Portfolio of Investments.                   17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - 98.0%
     CONSUMER DISCRETIONARY - 16.8%
       CONSUMER DURABLES & APPAREL - 1.3%
    167,900   Quiksilver, Inc.+ ................................  $     5,015
                                                                  -----------
       HOTELS, RESTAURANTS & LEISURE - 3.5%
    368,700   Intrawest Corporation ............................        7,171
    196,900   Steiner Leisure Ltd.+ ............................        6,108
                                                                  -----------
                                                                       13,279
                                                                  -----------
       MEDIA - 3.9%
    951,700   aQuantive, Inc.+** ...............................        8,823
     30,600   Getty Images, Inc.+** ............................        2,133
  1,303,900   NTN Communications, Inc.+** ......................        4,094
                                                                  -----------
                                                                       15,050
                                                                  -----------
       RETAILING - 8.1%
    297,850   AnnTaylor Stores Corporation+ ....................        6,401
    196,000   Blue Nile, Inc.+** ...............................        5,488
    139,900   Building Materials Holding Corporation ...........        5,166
    227,400   Pacific Sunwear of California, Inc.+ .............        5,569
    352,900   West Marine, Inc.+ ...............................        8,332
                                                                  -----------
                                                                       30,956
                                                                  -----------
              Total Consumer Discretionary .....................       64,300
                                                                  -----------
     CONSUMER STAPLES - 3.6%
       FOOD & STAPLES RETAILING - 3.6%
  1,045,200   SunOpta Inc.+ ....................................        7,400
    205,700   United Natural Foods, Inc.+** ....................        6,502
                                                                  -----------
              Total Consumer Staples ...........................       13,902
                                                                  -----------
     ENERGY - 2.4%
  1,050,900   Hydrogenics Corporation+ .........................        4,592
    835,100   Quantum Fuel Systems Technologies
                Worldwide, Inc.+** .............................        4,401
                                                                  -----------
              Total Energy .....................................        8,993
                                                                  -----------
     FINANCIALS - 7.8%
       BANKS - 1.3%
     19,300   First Mutual Bancshares, Inc. ....................          502
    106,600   Frontier Financial Corporation ...................        4,098
     33,375   Pacific Continental Corporation ..................          528
                                                                  -----------
                                                                        5,128
                                                                  -----------
       DIVERSIFIED FINANCIALS - 6.5%
    122,700   Affiliated Managers Group, Inc.+** ...............        7,780
    191,817   American Capital Strategies Ltd. .................        6,522
    353,800   First Albany Companies Inc. ......................        3,396
    140,900   Investors Financial Services Corporation** .......        7,103
                                                                  -----------
                                                                       24,801
                                                                  -----------
              Total Financials .................................       29,929
                                                                  -----------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

     HEALTH CARE - 21.2%
       HEALTH CARE EQUIPMENT & SERVICES - 8.2%
    243,300   Accredo Health, Inc.+ ............................  $     7,245
    182,500   Advanced Neuromodulation
                Systems, Inc.+** ...............................        7,211
    201,000   Affymetrix, Inc.+** ..............................        8,273
    276,400   SonoSite, Inc.+ ..................................        8,770
                                                                  -----------
                                                                       31,499
                                                                  -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 13.0%
    514,400   Antigenics Inc.+** ...............................        4,270
    660,700   Cell Genesys, Inc.+** ............................        4,625
  1,081,200   Corixa Corporation+ ..............................        4,076
    617,600   Dendreon Corporation+** ..........................        4,200
    797,200   Emisphere Technologies, Inc.+** ..................        3,766
    147,200   Medicis Pharmaceutical Corporation,
                Class A** ......................................        5,314
    199,400   Myriad Genetics, Inc.+ ...........................        4,937
    591,900   Neose Technologies, Inc.+ ........................        3,936
    602,200   Pain Therapeutics, Inc.+ .........................        4,203
    430,000   Pharmacyclics, Inc.+ .............................        4,046
    301,500   Sangamo BioSciences, Inc.+ .......................        1,490
    230,800   Zymogenetics, Inc.+ ..............................        4,766
                                                                  -----------
                                                                       49,629
                                                                  -----------
              Total Health Care ................................       81,128
                                                                  -----------
     INDUSTRIALS - 12.0%
       COMMERCIAL SERVICES & SUPPLIES - 12.0%
  1,166,400   Digimarc Corporation+ ............................       10,253
    355,000   Euronet Worldwide, Inc.+ .........................        8,538
    270,495   First Consulting Group, Inc.+ ....................        1,534
    480,800   Gevity HR, Inc. ..................................        9,904
    301,239   Hewitt Associates, Inc., Class A+** ..............        9,007
    774,800   Wireless Facilities, Inc.+ .......................        6,601
                                                                  -----------
              Total Industrials ................................       45,837
                                                                  -----------
     INFORMATION TECHNOLOGY - 30.9%
       COMMUNICATIONS EQUIPMENT - 4.2%
    339,200   InterDigital Communications Corporation+ .........        6,058
    434,500   REMEC, Inc.+ .....................................        3,085
    307,500   ViaSat, Inc.+ ....................................        6,845
                                                                  -----------
                                                                       15,988
                                                                  -----------
       COMPUTERS & PERIPHERALS - 1.1%
    596,300   Immersion Corporation+** .........................        4,216
                                                                  -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.7%
    269,700   Microvision, Inc.+** .............................        1,465
    295,700   Photon Dynamics, Inc.+ ...........................        6,384
    179,050   Trimble Navigation Ltd.+ .........................        6,367
                                                                  -----------
                                                                       14,216
                                                                  -----------
       INTERNET SOFTWARE & SERVICES - 7.9%
    330,800   Ariba, Inc.+ .....................................        4,592
  1,369,452   Art Technology Group, Inc.+ ......................        1,780


18                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       INTERNET SOFTWARE & SERVICES - (CONTINUED)
  1,035,100   Corillian Corporation+ ...........................  $     4,399
  5,611,800   Intraware, Inc.+ .................................        4,938
    743,500   Online Resources Corporation+ ....................        6,558
  1,454,425   SumTotal Systems, Inc.+** ........................        8,014
                                                                  -----------
                                                                       30,281
                                                                  -----------
       IT SERVICES - 2.1%
  1,264,800   Lionbridge Technologies, Inc.+ ...................        7,943
                                                                  -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
     60,800   FEI Company+ .....................................        1,226
    204,400   Pixelworks, Inc.+** ..............................        1,919
    238,600   Power Integrations, Inc.+ ........................        4,366
                                                                  -----------
                                                                        7,511
                                                                  -----------
       SOFTWARE - 9.9%
    161,500   ANSYS, Inc.+ .....................................        5,217
  3,552,600   BSQUARE Corporation+ .............................        3,268
    196,589   NetIQ Corporation+ ...............................        2,312
    851,600   Nuance Communications Inc.+ ......................        3,032
  1,321,450   ONYX Software Corporation+ .......................        4,704
    398,500   PDF Solutions, Inc.+ .............................        5,790
    196,700   Quest Software, Inc.+** ..........................        2,793
  1,738,300   ScanSoft, Inc.+** ................................        7,318
    707,700   SkillSoft PLC, ADR+ ..............................        3,659
                                                                  -----------
                                                                       38,093
                                                                  -----------
              Total Information Technology .....................      118,248
                                                                  -----------
     MATERIALS - 2.6%
    222,300   Headwaters Inc.+ .................................        7,069
  1,695,000   Liquidmetal Technologies Inc.+** .................        2,687
                                                                  -----------
              Total Materials ..................................        9,756
                                                                  -----------
     TELECOMMUNICATION SERVICES - 0.7%
    130,785   Gilat Satellite Networks Ltd.+ ...................          963
    729,100   Primus Telecommunications Group, Inc.+ ...........        1,677
                                                                  -----------
              Total Telecommunication Services .................        2,640
                                                                  -----------
              Total Common Stocks
                (Cost $366,314) ................................      374,733
                                                                  -----------
 INVESTMENT COMPANY SECURITY - 1.5%
   (COST $5,605)
     88,100   iShares Russell 2000 Growth Index Fund** .........        5,669
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 REPURCHASE AGREEMENT - 0.8%
   (COST $2,930)
$     2,930   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $2,930,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $2,989,000) .......................  $     2,930
                                                                  -----------
 SHORT-TERM INVESTMENT - 13.2%
   (COST $50,680)
     50,680   Mellon GSL DBT II
                Collateral Fund++ ..............................       50,680
                                                                  -----------
TOTAL INVESTMENTS (Cost $425,529*) .....................  113.5%      434,012
OTHER ASSETS (LIABILITIES) (Net) .......................  (13.5)      (51,732)
                                                          -----   -----------
NET ASSETS .............................................  100.0%  $   382,280
                                                          =====   ===========

-------------------
      *  Aggregate cost for federal tax purposes.
     ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $46,421,000, representing 12.1% of the total net assets of the Fund (Collateral Value $50,680,000).
      +  Non-income producing security.
     ++ Represents investment purchased with cash collateral for securities loaned.

----------------------------------------------------
                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
----------------------------------------------------

                     See Notes to Portfolio of Investments.                   19

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - 93.9%
     JAPAN - 22.3% +++
     40,310   Advantest Corporation ............................  $     3,374
    246,000   AEON Company Ltd.** ..............................        4,137
     10,165   Aiful Corporation ................................        1,155
     18,000   Bridgestone Corporation ..........................          354
     37,000   Canon Inc. .......................................        1,931
     32,700   Chubu Electric Power Company Inc. ................          774
     28,200   Daito Trust Construction Company, Ltd. ...........        1,306
     87,000   Daiwa House Industry Company Ltd. ................        1,007
        210   East Japan Railway Company .......................        1,135
     55,000   FANUC Ltd. .......................................        3,716
    246,000   Furukawa Electric Company Ltd.+ ..................        1,320
     17,900   Hirose Electric Company Ltd. .....................        1,902
     14,700   Hoya Corporation .................................        1,516
    368,000   Japan Airlines System Corporation+** .............        1,099
    125,200   Kansai Electric Power Company Inc. ...............        2,432
    193,500   Konica Minolta Holdings Inc. .....................        2,432
        322   Millea Holdings, Inc. ............................        4,451
    235,900   Mitsubishi Corporation ...........................        2,773
    602,000   Mitsubishi Estate Company Ltd. ...................        7,617
    202,000   Mitsubishi Heavy Industries Ltd. .................          549
        444   Mitsubishi Tokyo Financial Group, Inc. ...........        4,193
    167,000   Mitsui & Company, Ltd. ...........................        1,551
    139,000   Mitsui Fudosan Company Ltd. ......................        1,731
    281,000   Mitsui Sumitomo Insurance Company Ltd. ...........        2,469
        245   Mizuho Financial Group, Inc. .....................        1,182
     23,000   Murata Manufacturing Company Ltd. ................        1,203
    236,000   NEC Corporation ..................................        1,355
     17,300   Nidec Corporation ................................        1,943
    251,000   Nikko Cordial Corporation ........................        1,186
    106,000   Nikon Corporation ................................        1,392
     18,000   Nintendo Company Ltd. ............................        2,043
     41,000   Nippon Electric Glass Company, Ltd. ..............          540
        616   Nippon Telegraph & Telephone Corporation .........        2,602
    594,500   Nissan Motor Company Ltd. ........................        6,292
     25,700   Nitto Denko Corporation ..........................        1,369
     50,000   OMRON Corporation ................................        1,208
     32,400   ORIX Corporation .................................        4,287
     60,000   Ricoh Company, Ltd. ..............................        1,061
     15,800   Rohm Company Ltd. ................................        1,440
    186,600   Sankyo Company Ltd. ..............................        4,158
    274,000   Sekisui House Ltd.** .............................        3,178
     12,100   Shimamura Company Ltd. ...........................          875
    107,000   Shionogi & Company Ltd. ..........................        1,350
     25,700   SMC Corporation ..................................        3,006
     30,600   SOFTBANK Corporation** ...........................        1,449
    157,000   Sompo Japan Insurance Inc. .......................        1,542
     37,190   Sony Corporation .................................        1,380
    447,000   Sumitomo Chemical Company Ltd. ...................        2,316
    261,000   Sumitomo Corporation .............................        2,240
      1,100   Sumitomo Mitsui Financial Group, Inc.** ..........        7,719
    150,000   Suzuki Motor Corporation .........................        2,746
     53,400   Takeda Pharmaceutical Company Ltd. ...............        2,540
     13,100   TDK Corporation ..................................          912

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

     73,300   Tokyo Electron Ltd. ..............................  $     4,279
    407,000   TOKYO GAS Company Ltd.** .........................        1,684
    112,900   Toyota Motor Corporation .........................        4,398
      1,546   UFJ Holdings, Inc.+ ..............................        9,250
     22,900   Unicharm Corporation .............................        1,034
        260   Yahoo! Japan Corporation+ ........................        1,319
     33,100   Yamada Denki Company, Ltd. .......................        1,395
     26,100   Yamanouchi Pharmaceutical Company Ltd. ...........          951
    201,500   Yamato Transport Company Ltd. ....................        3,021
                                                                  -----------
                                                                      146,769
                                                                  -----------

     UNITED KINGDOM - 16.0%
     50,900   Anglo American PLC ...............................        1,183
    437,000   ARM Holdings PLC .................................          810
     59,700   Associated British Foods PLC .....................          848
    156,400   AstraZeneca PLC ..................................        5,870
    129,200   AstraZeneca PLC (F) ..............................        4,864
    106,900   Barclays PLC .....................................        1,174
    354,700   BG Group PLC .....................................        2,420
    131,284   BHP Billiton PLC .................................        1,627
     27,300   Brambles Industries PLC ..........................          141
    333,810   Centrica PLC .....................................        1,469
     75,300   Compass Group PLC ................................          342
    295,200   Diageo PLC .......................................        4,028
     21,400   GlaxoSmithKline PLC ..............................          474
    379,900   HBOS PLC .........................................        6,066
    301,400   HSBC Holdings PLC ................................        4,994
    105,600   Johnston Press PLC ...............................        1,066
    153,000   Lloyds TSB Group PLC .............................        1,432
    359,700   National Grid Group PLC ..........................        3,502
    391,700   Pearson PLC ......................................        4,551
     35,900   Reckitt Benckiser PLC ............................        1,068
    465,700   Reed Elsevier PLC ................................        4,238
    222,000   Rentokill Initial PLC ............................          636
     64,600   Rio Tinto PLC ....................................        2,010
    302,100   Royal Bank of Scotland Group PLC++ ...............       10,034
    449,200   Shell Transport & Trading Company PLC ............        3,927
     78,240   Smiths Group PLC .................................        1,242
    219,900   Standard Chartered PLC ...........................        4,044
    194,000   TI Automotive Ltd., Class A+ .....................            0***--
    455,800   Unilever PLC .....................................        4,333
  8,934,419   Vodafone Group PLC ...............................       23,086
     71,600   Wolseley PLC .....................................        1,484
    119,500   Xstrata PLC ......................................        2,085
                                                                  -----------
                                                                      105,048
                                                                  -----------

     FRANCE - 10.6%
     50,200   Accor SA** .......................................        2,196
    163,900   BNP Paribas SA ...................................       11,826
    175,600   Bouygues SA++ ....................................        6,878
     19,600   Compagnie Generale des Etablissements
                Michelin, Class B** ............................        1,268
     24,800   Dassault Systemes SA .............................        1,154
     28,100   Essilor International SA .........................        1,996
     46,800   Groupe Danone** ..................................        4,362
     26,998   L'Air Liquide SA .................................        4,642


20                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)
     FRANCE - (CONTINUED)
     27,700   L'Oreal SA .......................................  $     2,074
      7,800   Lafarge SA .......................................          804
     29,300   Renault SA .......................................        2,395
    246,300   Sanofi-Aventis** .................................       18,381
     10,667   Sanofi-Aventis (F) ...............................          794
     53,487   Schneider Electric SA ............................        4,086
     17,900   Societe Generale Group ...........................        1,783
     93,200   STMicroelectronics NV ............................        1,555
     14,600   STMicroelectronics NV (F) ........................          244
     93,200   Vivendi Universal SA+ ............................        2,949
                                                                  -----------
                                                                       69,387
                                                                  -----------
     SWITZERLAND - 9.6%
     19,900   Adecco SA ........................................        1,032
    236,782   Compagnie Financiere Richemont AG, A
                Units ..........................................        7,411
     97,701   Credit Suisse Group ..............................        3,934
    127,066   Holcim Ltd. ......................................        7,938
     32,570   Nestle SA ........................................        8,550
    241,857   Novartis AG ......................................       11,599
     10,462   Roche Holding AG-Genusschein .....................        1,115
      2,010   Serono SA ........................................        1,244
     96,036   Swiss Reinsurance Company ........................        6,569
     18,437   Swisscom AG ......................................        6,973
     18,149   Syngenta AG ......................................        1,953
     10,500   Synthes, Inc.+ ...................................        1,203
     41,956   UBS AG ...........................................        3,405
                                                                  -----------
                                                                       62,926
                                                                  -----------
     NETHERLANDS - 8.1%
    255,840   ABN AMRO Holding NV ..............................        6,923
    313,968   AEGON NV .........................................        4,256
     85,625   Heineken Holding NV, Class A .....................        2,613
    132,006   Heineken NV ......................................        4,519
    130,314   ING Groep NV .....................................        3,751
    870,200   Koninklijke (Royal) KPN NV .......................        8,360
     31,000   Koninklijke (Royal) Numico NV+ ...................        1,187
     19,000   Reed Elsevier NV .................................          256
    262,000   Royal Dutch Petroleum Company** ..................       15,215
     14,900   Royal Dutch Petroleum Company (F) ................          871
     75,500   TPG NV ...........................................        2,071
     26,200   Unilever NV ......................................        1,708
     63,662   VNU NV ...........................................        1,860
                                                                  -----------
                                                                       53,590
                                                                  -----------
     GERMANY - 5.4%
     35,500   Allianz AG .......................................        4,209
     18,800   Bayer AG .........................................          598
    104,900   Bayerische Hypo-und Vereinsbank AG+ ..............        2,307
     28,500   Bayerische Motoren Werke (BMW) AG ................        1,195
    107,600   DaimlerChrysler AG ...............................        4,892
     23,400   Deutsche Bank AG .................................        1,990
     53,637   Deutsche Boerse AG ...............................        3,335
     51,900   E.ON AG ..........................................        4,649

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

    122,000   Infineon Technologies AG+ ........................  $     1,132
      1,880   Lanxess AG+ ......................................           37
      5,300   Metro AG .........................................          277
     18,142   Muenchener Rueckversicherungs-
                Gesellschaft AG++ ..............................        2,073
     10,400   SAP AG ...........................................        1,617
      5,200   SAP AG, Sponsored ADR ............................          201
     52,700   Siemens AG** .....................................        4,180
     53,400   ThyssenKrupp AG** ................................        1,141
     39,700   Volkswagen AG ....................................        1,905
                                                                  -----------
                                                                       35,738
                                                                  -----------
     SPAIN - 4.4%
    535,700   Banco Bilbao Vizcaya Argentaria SA** .............        9,022
    300,200   Banco Santander Central Hispano SA ...............        3,565
     54,800   Iberdrola SA .....................................        1,357
    130,800   Industria de Diseno Textil SA (Inditex)** ........        3,703
     87,100   Repsol YPF SA** ..................................        2,226
    479,841   Telefonica SA ....................................        8,732
                                                                  -----------
                                                                       28,605
                                                                  -----------
     CANADA - 3.9%
    153,900   Abitibi-Consolidated Inc. ........................          837
    119,900   Alcan Inc.** .....................................        4,783
     59,700   Cameco Corporation ...............................        2,050
     31,800   Great-West Lifeco Inc.** .........................          711
     68,500   Inco Ltd. (F)+ ...................................        2,254
     25,800   Manulife Financial Corporation** .................        1,135
     30,100   National Bank of Canada** ........................        1,193
     52,000   Potash Corporation of Saskatchewan Inc. ..........        4,222
     44,800   Suncor Energy Inc. ...............................        1,434
     69,100   TELUS Corporation** ..............................        1,933
    154,700   Thomson Corporation** ............................        5,255
                                                                  -----------
                                                                       25,807
                                                                  -----------
     AUSTRALIA - 2.9% +++
    195,100   Amcor Ltd. .......................................        1,073
    136,862   Australia & New Zealand Banking Group
                Ltd. ...........................................        2,184
    228,138   Brambles Industries Ltd.** .......................        1,296
    319,702   Foster's Group Ltd. ..............................        1,291
    296,500   Insurance Australia Group Ltd. ...................        1,494
     58,837   National Australia Bank Ltd.** ...................        1,351
    169,100   Promina Group Ltd. ...............................          698
    174,887   QBE Insurance Group Ltd. .........................        2,067
    236,161   Rinker Group Ltd. ................................        2,050
     55,300   Wesfarmers Ltd. ..................................        1,684
     81,200   Westpac Banking Corporation ......................        1,208
    200,011   WMC Resources Ltd. ...............................        1,108
    132,000   Woolworths Ltd. ..................................        1,492
                                                                  -----------
                                                                       18,996
                                                                  -----------
     SWEDEN - 1.4%
     92,100   Assa Abloy AB, B Shares ..........................        1,457
     16,100   Atlas Copco Group AB, Class A ....................          750
     46,900   ForeningsSparbanken AB ...........................        1,094


                     See Notes to Portfolio of Investments.                   21

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 COMMON STOCKS - (CONTINUED)
     SWEDEN - (CONTINUED)
     29,800   Scania AB, Class B ...............................  $     1,184
     27,400   Svenska Cellulosa AB, Class B ....................        1,049
    975,000   Telefonaktiebolaget LM Ericsson, B Shares+ .......        2,861
     34,000   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR+ .................................          997
                                                                  -----------
                                                                        9,392
                                                                  -----------
     SOUTH KOREA - 1.3% +++
     17,616   Samsung Electronics Company Ltd. .................        8,503
                                                                  -----------
     HONG KONG - 1.2% +++
     29,000   Cheung Kong Holdings Ltd. ........................          266
    251,600   Esprit Holdings Ltd.++ ...........................        1,455
    850,000   Hang Lung Properties Ltd. ........................        1,275
     79,000   Hang Seng Bank Ltd. ..............................        1,068
    911,500   Johnson Electric Holdings Ltd. ...................          871
  1,294,000   Li & Fung Ltd. ...................................        2,132
    117,800   Swire Pacific Ltd., Class A ......................          925
                                                                  -----------
                                                                        7,992
                                                                  -----------
     SINGAPORE - 0.9% +++
  3,252,675   Singapore Telecommunications, Ltd.++ .............        5,074
    122,000   United Overseas Bank Ltd. ........................        1,036
                                                                  -----------
                                                                        6,110
                                                                  -----------
     ITALY - 0.8%
    145,250   Eni SpA ..........................................        3,529
    344,400   UniCredito Italiano SpA ..........................        1,895
                                                                  -----------
                                                                        5,424
                                                                  -----------
     NORWAY - 0.7%
    127,700   DnB Holding ASA ..................................        1,171
     16,300   Norsk Hydro ASA ..................................        1,240
     53,700   Norske Skogindustrier ASA ........................        1,052
     84,900   Statoil ASA ......................................        1,290
                                                                  -----------
                                                                        4,753
                                                                  -----------
     DENMARK - 0.6%
     39,300   Novo Nordisk A/S, Class B ........................        2,093
     51,200   TDC A/S ..........................................        2,126
                                                                  -----------
                                                                        4,219
                                                                  -----------
     IRELAND - 0.6%
     93,268   CRH PLC ..........................................        2,472
     58,000   Elan Corporation PLC, ADR+ .......................        1,562
                                                                  -----------
                                                                        4,034
                                                                  -----------
     MEXICO - 0.6%
     47,600   America Movil SA de CV, Series L, ADR ............        2,526
     28,700   Telefonos de Mexico SA de CV, Class L,
                Sponsored ADR ..................................        1,069
                                                                  -----------
                                                                        3,595
                                                                  -----------

                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

     TAIWAN - 0.6% +++
    410,188   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR ....................  $     3,589
                                                                  -----------
     FINLAND - 0.4%
    181,100   Nokia Oyj ........................................        2,774
      5,300   UPM-Kymmene Oyj ..................................          112
                                                                  -----------
                                                                        2,886
                                                                  -----------
     BRAZIL - 0.4%
     43,591   Companhia Vale do Rio Doce, ADR ..................        1,318
     42,000   Companhia Vale do Rio Doce, Sponsored
                ADR ............................................        1,057
                                                                  -----------
                                                                        2,375
                                                                  -----------
     BELGIUM - 0.3%
     63,600   SES GLOBAL, FDR ..................................          780
     27,000   UCB Group SA .....................................        1,321
                                                                  -----------
                                                                        2,101
                                                                  -----------
     AUSTRIA - 0.3%
     23,600   Erste Bank der oesterreichischen Sparkassen
                AG .............................................        1,166
     29,524   Telekom Austria AG ...............................          554
                                                                  -----------
                                                                        1,720
                                                                  -----------
     INDIA - 0.2%
     24,000   Infosys Technologies Ltd., Sponsored
                ADR** ..........................................        1,585
                                                                  -----------
     PORTUGAL - 0.2%
    100,000   Portugal Telecom, SGPS, SA .......................        1,238
                                                                  -----------
     UNITED STATES - 0.2%
     60,197   News Corporation (F), CDI ........................        1,013
                                                                  -----------
     SOUTH AFRICA - 0.0%****
     13,000   Sasol Ltd. .......................................          263
                                                                  -----------
     RUSSIA - 0.0%****
     38,100   YUKOS, ADR+ ......................................           79
                                                                  -----------
              Total Common Stocks
                (Cost $504,974) ................................      617,737
                                                                  -----------
 CONVERTIBLE PREFERRED STOCKS - 0.6%
     JAPAN - 0.6% +++
 69,000,000   Sumitomo Mitsui Finance Group Inc. (F),
                Conv. Pfd., 2.250% due 07/11/2005 ..............        1,540
 99,000,000   Sumitomo Mitsui Finance Group Inc. (F),
                Conv. Pfd., 2.250% due 07/11/2005++ ............        2,210

              Total Convertible Preferred Stocks
                (Cost $1,879) ..................................        3,750
                                                                  -----------
 PREFERRED STOCK - 0.0%****
   (COST $51)
     SOUTH KOREA - 0.0% +++****
        900   Samsung Electronics Company Ltd. .................          281
                                                                  -----------


22                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CONVERTIBLE BOND - 0.1%
   (COST $643)
     SWITZERLAND - 0.1%
$       826   Credit Suisse Group Financial, Conv. Jr. Bond,
                6.000% due 12/23/2005 ..........................  $       938
                                                                  -----------
 REPURCHASE AGREEMENT - 5.3%
   (COST $34,990)
     34,990   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $34,992,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $35,694,000) ......................       34,990
                                                                  -----------
 SHORT-TERM INVESTMENT - 12.8%
   (COST $84,172)
     84,172   Mellon GSL DBT II
                Collateral Fund++++ ............................       84,172
                                                                  -----------
TOTAL INVESTMENTS (Cost $626,709*) .....................  112.7%      741,868
OTHER ASSETS (LIABILITIES) (Net) .......................  (12.7)      (83,733)
                                                          -----   -----------
NET ASSETS .............................................  100.0%  $   658,135
                                                          =====   ===========

------------------------
   *  Aggregate cost for federal tax purposes.
  ** Some or all of these securities are on loan at January 31, 2005, and have an aggregate market value of $80,545,000, representing 12.2% of the total net assets of the Fund (Collateral Value $84,172,000).
 ***  Value of security is $0.
****  Amount represents less than 0.1% of the total net assets of the Fund.
   +  Non-income producing security.
  ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
 +++ Investments in the areas of the Pacific Rim at January 31, 2005 are 29.8% of the total net assets of the Fund.
++++ Represents investment purchased with cash collateral for securities loaned.
  -- Represents fair value as determined in good faith under the direction of the Board of Trustees.


AT JANUARY 31, 2005, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                          % OF                VALUE
        SECTOR DIVERSIFICATION         NET ASSETS            (000S)
         --------------------          ----------            ------
COMMON STOCKS:
Banks ..................................    16.5%         $  108,209
Telecommunication Services .............    10.8              71,151
Pharmaceuticals & Biotechnology ........     8.9              58,316
Materials ..............................     8.5              56,114
Food, Beverage & Tobacco ...............     5.1              33,439
Energy .................................     5.0              32,494
Insurance ..............................     4.8              31,674
Semiconductors & Semiconductor Equipment     4.2              27,526
Capital Goods ..........................     3.9              25,935
Automobiles & Components ...............     3.8              25,091
Media ..................................     3.3              21,968
Consumer Durables & Apparel ............     2.9              18,906
Utilities ..............................     2.4              15,867
Diversified Financials .................     2.2              14,639
Retailing ..............................     2.1              14,003
Real Estate Investment Trusts ..........     1.9              12,195
Commercial Services & Supplies .........     1.3               8,337
Electronic Equipment & Instruments .....     1.1               7,476
Transportation .........................     1.1               7,326
Other ..................................     4.1              27,071
                                           -----          ----------
TOTAL COMMON STOCKS ....................    93.9             617,737
CONVERTIBLE PREFERRED STOCKS ...........     0.6               3,750
PREFERRED STOCK ........................     0.0****             281
CONVERTIBLE BONDS ......................     0.1                 938
REPURCHASE AGREEMENT ...................     5.3              34,990
SHORT-TERM INVESTMENT ..................    12.8              84,172
                                           -----          ----------
TOTAL INVESTMENTS ......................   112.7             741,868
OTHER ASSETS AND LIABILITIES (Net) .....   (12.7)            (83,733)
                                           -----          ----------
NET ASSETS .............................   100.0%         $  658,135
                                           =====          ==========

----------------------------
 ****  Amount represents less than 0.1% of the total net assets of the Fund.

                     See Notes to Portfolio of Investments.                   23

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                                     (000S)
                    -----------------------------------------

                                                            NET
                                                         UNREALIZED
                                             IN         APPRECIATION/
EXPIRATION       LOCAL       VALUE IN     EXCHANGE     (DEPRECIATION)
   DATE        CURRENCY       U.S. $     FOR U.S. $     OF CONTRACTS
----------    ----------     --------    ----------    -------------
02/01/2005    AUD     41          32            32       $     --***
02/01/2005    CAD     30          24            24             --***
02/01/2005    EUR    402         524           525             (1)
02/01/2005    GBP     29          55            55             --***
02/01/2005    JPY 10,756         104           104             --***
02/01/2005    SEK  3,454         494           495             (1)
02/02/2005    CAD     20          16            16             --***
02/02/2005    EUR     95         124           124             --***
02/02/2005    JPY 17,633         170           170             --***
02/02/2005    SEK  1,318         189           189             --***
02/03/2005    JPY 83,109         803           801              2
06/30/2005    GBP  3,170       5,931         6,019            (88)
                                                         --------
                                                         $    (88)
                                                         --------


                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
                   ------------------------------------------

                                                            NET
                                                         UNREALIZED
                                             IN         APPRECIATION/
EXPIRATION       LOCAL       VALUE IN     EXCHANGE     (DEPRECIATION)
   DATE        CURRENCY       U.S. $     FOR U.S. $     OF CONTRACTS
----------    ----------     --------    ----------    -------------
02/01/2005    CHF      79          66           66       $     --***
02/01/2005    HKD     357          46           46             --***
02/01/2005    JPY  11,581         112          112             --***
02/01/2005    NOK     666         105          105             --***
02/02/2005    AUD     287         223          223             --***
02/02/2005    EUR      49          63           63             --***
02/02/2005    GBP     201         379          379             --***
02/02/2005    HKD   1,216         156          156             --***
02/03/2005    CHF      75          63           63             --***
02/03/2005    GBP     130         244          245             (1)
02/03/2005    NOK     317          50           50             --***
02/17/2005    CHF   1,673       1,409        1,425             16
03/01/2005    CHF   8,323       7,013        7,320            307
03/01/2005    JPY 204,668       1,982        2,006             24
04/11/2005    EUR   2,647       3,454        3,492             38
04/11/2005    JPY 352,221       3,422        3,377            (45)
04/20/2005    JPY 350,992       3,413        3,446             33
06/27/2005    EUR   1,555       2,033        2,106             73
06/30/2005    CHF   4,244       3,602        3,736            134
06/30/2005    EUR   1,678       2,194        2,282             88
                                                         --------
                                                         $    667
                                                         --------
Net Unrealized Appreciation of Forward Foreign
   Currency Contracts ................................   $    579
                                                         ========


-----------------------
  ***  Amount represents less than $500.

--------------------------------------------------------
                 GLOSSARY OF TERMS

    ADR        -- American Depositary Receipt
    AUD        -- Australian Dollar
    CAD        -- Canadian Dollar
    CDI        -- Chess Depositary Interest
    CHF        -- Swiss Franc
    EUR        -- EURO
    (F)        -- Foreign Shares
    FDR        -- Fiduciary Depositary Receipt
    GBP        -- Great Britain Pound Sterling
    HKD        -- Hong Kong Dollar
    JPY        -- Japanese Yen
    NOK        -- Norwegian Krone
    SEK        -- Swedish Krona
--------------------------------------------------------

24                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT TERM INCOME FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - 57.6%

     FINANCIAL SERVICES - 10.6%
$     6,000   Berkshire Hathaway Inc., Note,
                3.375% due 10/15/2008 ..........................  $     5,910
              CIT Group Inc., Sr. Note:
      1,500     7.375% due 04/02/2007 ..........................        1,612
      2,000     7.625% due 08/16/2005 ..........................        2,050
      3,750   Countrywide Home Loans, Inc., Company
                Guarantee, Series K,
                5.500% due 02/01/2007 ..........................        3,872
      2,500   Goldman Sachs Group, Inc., Note,
                4.125% due 01/15/2008 ..........................        2,523
              Household Finance Corporation, Note:
      3,500     5.750% due 01/30/2007 ..........................        3,638
      1,500     7.875% due 03/01/2007 ..........................        1,622
      3,500   Rollins Truck Leasing Corporation, Deb.,
                8.375% due 02/15/2007 ..........................        3,791
      4,000   SLM Corporation, MTN,
                4.000% due 01/15/2009 ..........................        3,998
                                                                  -----------
                                                                       29,016
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 8.7%
      4,000   CPG Partners LP, Note,
                3.500% due 03/15/2009 ..........................        3,845
      4,250   Developers Diversified Realty Corporation,
                Sr. Note,
                6.625% due 01/15/2008 ..........................        4,505
      4,000   Duke-Weeks Realty Corporation, Note,
                7.375% due 08/01/2007 ..........................        4,359
      3,750   EOP Operating LP, Note,
                7.750% due 11/15/2007 ..........................        4,115
      3,500   Health Care Property Investors, Inc., Note,
                6.875% due 06/08/2005 ..........................        3,542
      3,000   Nationwide Health Properties Inc., Note,
                9.750% due 03/20/2008 ..........................        3,396
                                                                  -----------
                                                                       23,762
                                                                  -----------
     BANKS - 7.9%
      4,250   Capital One Bank, Sr. Note,
                8.250% due 06/15/2005 ..........................        4,327
      5,750   Fifth Third Bank, Note,
                2.700% due 01/30/2007 ..........................        5,646
      3,000   JPMorgan Chase & Company, Note,
                5.350% due 03/01/2007 ..........................        3,100
      3,500   MBNA America Bank N.A., Note,
                6.500% due 06/20/2006 ..........................        3,635
      5,000   U.S. Bank N.A., Note,
                2.850% due 11/15/2006 ..........................        4,942
                                                                  -----------
                                                                       21,650
                                                                  -----------
     GAMING - 4.0%
      5,750   Carnival Corporation, Company Guarantee,
                3.750% due 11/15/2007 ..........................        5,726
      5,000   Harrah's Operating Company, Inc., Company
                Guarantee,
                5.500% due 07/01/2010 ..........................        5,165
                                                                  -----------
                                                                       10,891
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

     UTILITIES - 3.8%
$     4,000   Constellation Energy Group, Inc., Note,
                6.350% due 04/01/2007 ..........................  $     4,209
      1,650   Pacific Gas & Electric Company, First
                Mortgage,
                3.600% due 03/01/2009 ..........................        1,620
      1,650   Sempra Energy, Note,
                4.750% due 05/15/2009 ..........................        1,673
      2,750   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 ..........................        2,896
                                                                  -----------
                                                                       10,398
                                                                  -----------
     HEALTH CARE - 3.5%
      5,500   Amgen Inc., Sr. Note,
                4.000% due 11/18/2009** ........................        5,475
      4,000   Cardinal Health, Inc., Note,
                6.250% due 07/15/2008 ..........................        4,203
                                                                  -----------
                                                                        9,678
                                                                  -----------
     AUTO MANUFACTURING & PARTS - 3.4%
      4,000   Ford Motor Credit  Company, Note,
                6.500% due 01/25/2007 ..........................        4,120
      5,000   Toyota Motor Credit Corporation, Note,
                5.650% due 01/15/2007 ..........................        5,189
                                                                  -----------
                                                                        9,309
                                                                  -----------
     TELECOMMUNICATIONS - 3.1%
      3,250   Deutsche Telekom International Finance BV,
                Company Guarantee,
                8.250% due 06/15/2005 ..........................        3,310
      1,500   TELUS Corporation, Note,
                7.500% due 06/01/2007 ..........................        1,621
      3,500   Verizon Global Funding Corporation, Note,
                4.000% due 01/15/2008 ..........................        3,518
                                                                  -----------
                                                                        8,449
                                                                  -----------
     CABLE TV - 3.0%
      4,000   AOL Time Warner Inc., Note,
                6.150% due 05/01/2007 ..........................        4,198
      4,000   Cox Enterprises, Inc., Note,
                4.375% due 05/01/2008** ........................        3,991
                                                                  -----------
                                                                        8,189
                                                                  -----------
     CONSUMER PRODUCTS/SERVICES - 2.5%
      3,500   PHH Corporation, Note,
                6.000% due 03/01/2008 ..........................        3,680
      3,000   Sealed Air Corporation, Conv. Sr. Note,
                3.000% due 06/30/2033** ........................        3,026
                                                                  -----------
                                                                        6,706
                                                                  -----------
     FOOD - 2.3%
      2,000   ConAgra Inc., Sr. Note,
                9.875% due 11/15/2005 ..........................        2,093
      4,000   Safeway Inc., Sr. Note,
                6.150% due 03/01/2006 ..........................        4,112
                                                                  -----------
                                                                        6,205
                                                                  -----------


                     See Notes to Portfolio of Investments.                   25

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     AIRLINES - 1.5%
$     4,000   Southwest Airlines Company, Pass-through
                Certificates,
                5.496% due 11/01/2006 ..........................  $     4,105
                                                                  -----------
     PAPER/FOREST PRODUCTS - 1.3%
      3,500   Weyerhaeuser Company, Note,
                6.000% due 08/01/2006 ..........................        3,622
                                                                  -----------
     INFORMATION TECHNOLOGY - 1.1%
      3,000   Computer Science Corporation, Note,
                6.750% due 06/15/2006 ..........................        3,125
                                                                  -----------
     RETAIL - 0.5%
      1,500   CVS Corporation, Note,
                4.000% due 09/15/2009 ..........................        1,490
                                                                  -----------
     AEROSPACE/DEFENSE - 0.4%
      1,000   Boeing Capital Corporation, Sr. Note,
                5.650% due 05/15/2006 ..........................        1,027
                                                                  -----------
              Total Corporate Bonds and Notes
                (Cost $155,542) ................................      157,622
                                                                  -----------
 ASSET-BACKED SECURITIES (ABS) - 5.6%
      3,418   Atlantic City Electric Transition Funding
                LLC, Series 2003-1, Class A1,
                2.890% due 07/20/2011 3,349
      5,000   Capital One Multi-Asset Execution Trust,
                Series 2003-A6, Class A6,
                2.950% due 08/17/2009 ..........................        4,955
        218   FFCA Secured Lending Corporation,
                Series 1999-2, Class WA1A,
                7.130% due 05/18/2026** ........................          220
        120   Green Tree Financial Corporation, Series
                1995-6, Class B1,
                7.700% due 09/15/2026 ..........................           86
      2,079   Residential Asset Mortgage Products, Inc.,
                Series 2003-RS4, Class AI3,
                2.742% due 11/25/2028 ..........................        2,074
      4,750   WFS Financial Owner Trust, Series 2004-3,
                Class A4,
                3.930% due 02/17/2012 ..........................        4,753
                                                                  -----------
              Total ABS
                (Cost $15,581) .................................       15,437
                                                                  -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
              Federal Home Loan Bank, Bond:
      4,000     1.625% due 04/15/2005 ..........................        3,992
      4,000     1.875% due 06/15/2006 ..........................        3,924
      4,000     2.500% due 12/15/2005 ..........................        3,980
              Federal Home Loan Mortgage Corporation:
      3,500     Bond,
                3.250% due 02/25/2008 ..........................        3,460
      2,000     Note,
                4.250% due 06/15/2005 ..........................        2,012
              Federal National Mortgage Association:
                Note:
      4,000     4.250% due 07/15/2007 ..........................        4,066
      3,000     5.500% due 02/15/2006 ..........................        3,070

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

$     5,000     Sub. Note,
                4.000% due 09/02/2008 ..........................  $     5,005
                                                                  -----------
              Total U.S. Government Agency Obligations
                (Cost $29,610) .................................       29,509
                                                                  -----------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 2.0%
     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.9%
         89   Federal Home Loan Mortgage Corporation
                (FHLMC),
                3.674% due 11/01/2021+ .........................           92
              Federal National Mortgage Association
                (FNMA):
         38     3.797% due 01/01/2019+ .........................           38
          8     3.813% due 11/01/2022+ .........................            8
         20     4.000% due 11/01/2021+ .........................           20
      2,065     4.654% due 11/01/2032+ .........................        2,096
         67     4.664% due 11/01/2035+ .........................           69
         11     5.611% due 04/01/2019+ .........................           11
                                                                  -----------
              Total ARMS
                (Cost $2,377) ..................................        2,334
                                                                  -----------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.6%
         33   9.500% due 08/01/2016 ............................           37
      1,573   6.000% due 04/01/2017-05/01/2017 .................        1,645
                                                                  -----------
              Total FHLMC
                (Cost $1,635) ..................................        1,682
                                                                  -----------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.4%
        908   6.500% due 01/01/2012-01/01/2014 .................          961
         47   8.500% due 11/01/2017 ............................           52
         29   10.000% due 05/01/2022 ...........................           32
                                                                  -----------
              Total FNMA
                (Cost $988) ....................................        1,045
                                                                  -----------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
         12   8.000% due 03/15/2012 ............................           13
         11   9.000% due 04/20/2025 ............................           12
        174   10.000% due 01/15/2019-02/15/2019 ................          194
        151   11.000% due 02/15/2010-08/15/2020 ................          168
                                                                  -----------
              Total GNMA
                (Cost $373) ....................................          387
                                                                  -----------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $5,373) ..................................        5,448
                                                                  -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 10.7%
      4,183   Credit Suisse First Boston Mortgage Securities
                Corporation, Pass-through Certificates, Series
                2003-29, Class 4A1, Series 2003-29,
                Class 4A1,
                6.000% due 12/25/2033 ..........................        4,258
              Federal Home Loan Mortgage Corporation:
      5,000     Series 2442, Class PG,
                6.000% due 06/15/2030 ..........................        5,105
        202     Series 2541, Class LU,
                4.000% due 12/15/2027 ..........................          202


26                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 COLLATERALIZED MORTGAGE OBLIGATIONS
   (CMO) - (CONTINUED)
    $ 5,000   Series 2552, Class KB,
                4.250% due 06/15/2027 ..........................  $     5,014
      2,705     Series 2575, Class LM,
                4.500% due 05/15/2032 ..........................        2,719
      2,932   Federal National Mortgage Association,
                Series 2002-58, Class HB,
                5.500% due 11/25/2015 ..........................        2,967
      3,850   Government National Mortgage Association,
                Series 2002-70, Class PA,
                4.500% due 08/20/2032 ..........................        3,852
      5,000   GSR Mortgage Loan Trust, Pass-through
                Certificates, Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 ..........................        5,130
                                                                  -----------
              Total CMO
                (Cost $29,518) .................................       29,247
                                                                  -----------
 U.S. TREASURY NOTES - 4.0%
      5,000   1.500% due 02/28/2005 ............................        4,999
      6,000   2.000% due 05/15/2006 ............................        5,923
                                                                  -----------
              Total U.S. Treasury Notes
                (Cost $10,999) .................................       10,922
                                                                  -----------
 COMMERCIAL MORTGAGE-BACKED SECURITIES
   (CMBS) - 0.6%
   (COST $1,443)
      1,444   GMAC Commercial Mortgage Securities Inc.,
                Series 1999-CTL1, Class A,
                7.150% due 12/15/2016** ........................        1,515
                                                                  -----------
 REPURCHASE AGREEMENT - 7.8%
   (COST $21,476)
     21,476   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $21,477,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $21,908,000) ......................       21,476
                                                                  -----------
TOTAL INVESTMENTS++ (Cost $269,542*) ...................   99.1%      271,176
OTHER ASSETS (LIABILITIES) (Net) .......................    0.9         2,406
                                                          -----   -----------
NET ASSETS .............................................  100.0%  $   273,582
                                                          =====   ===========

-----------------------------
    *  Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
    + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2005.
   ++  All securities segregated as collateral for futures contracts.

-------------------------------------------------
              GLOSSARY OF TERMS

         MTN      -- Medium Term Note
-------------------------------------------------


                                                   UNREALIZED
  NUMBER OF                             VALUE    (DEPRECIATION)
  CONTRACTS                            (000S)        (000S)
  ---------                            ------    --------------
FUTURES CONTRACTS-SHORT POSITION
  100   U.S. 5 Year Treasury Note,
            March 2005                  $10,925    $     (64)
                                                   =========


                     See Notes to Portfolio of Investments.                   27

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 71.4%
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.5%
$    18,309   4.000% due 08/01/2018 ............................  $    17,957
     64,928   4.500% due 04/01/2018-08/01/2033 .................       64,684
    147,238   5.000% due 04/01/2018-02/01/2035 .................      147,532
    158,465   5.500% due 11/01/2018-11/01/2034 .................      162,090
     69,325   6.000% due 04/01/2017-05/01/2034 .................       71,832
     39,370   6.500% due 02/01/2011-01/01/2032 .................       41,404
     12,263   7.000% due 07/01/2024-04/01/2032 .................       13,011
      5,576   7.500% due 12/01/2006-02/01/2031 .................        5,909
        296   8.000% due 12/01/2030 ............................          320
        632   8.500% due 04/01/2019-07/01/2029 .................          685
         62   8.750% due 01/01/2013 ............................           65
        129   9.000% due 12/01/2008-08/01/2022 .................          138
        104   9.500% due 06/01/2016-05/01/2017 .................          116
                                                                  -----------
              Total FHLMC
                (Cost $521,318) ................................      525,743
                                                                  -----------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 28.6%
     17,062   4.500% due 12/01/2018 ............................       17,087
    111,585   5.000% due 04/01/2018-06/01/2034 .................      113,009
    172,057   5.500% due 02/01/2009-01/01/2035 .................      175,934
     71,255   6.000% due 12/01/2016-09/01/2034 .................       73,902
     64,398   6.500% due 09/01/2024-07/01/2034 .................       67,464
      9,548   7.000% due 06/01/2010-07/01/2032 .................       10,116
      3,473   7.500% due 12/01/2024-02/01/2030 .................        3,734
        413   8.000% due 05/01/2022-01/01/2025 .................          437
         60   8.500% due 02/01/2023-09/01/2025 .................           64
        555   9.000% due 02/01/2017-09/01/2030 .................          612
                                                                  -----------
              Total FNMA
                (Cost $461,174) ................................      462,359
                                                                  -----------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 10.3%
     56,344   5.500% due 07/20/2033-03/20/2034 .................       57,818
     72,282   6.000% due 04/20/2026-08/15/2034 .................       75,167
     20,535   6.500% due 03/15/2024-05/20/2034 .................       21,588
        218   6.800% due 04/20/2025 ............................          230
      4,132   7.000% due 07/15/2008-06/20/2031 .................        4,387
      3,407   7.500% due 03/15/2024-11/15/2029 .................        3,660
        121   7.750% due 12/15/2029 ............................          131
        778   8.000% due 04/15/2022-06/20/2030 .................          843
        652   9.000% due 11/15/2021 ............................          731
      1,360   9.500% due 04/15/2016-08/15/2021 .................        1,530
         12   13.500% due 09/15/2014-12/15/2014 ................           15
                                                                  -----------
              Total GNMA
                (Cost $164,017) ................................      166,100
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
       (ARMS) - 0.0% +++
$       166   Federal National Mortgage Association
                (FNMA),
                3.445% due 03/01/2028+ .........................  $       171
                                                                  -----------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $1,146,676) ..............................    1,154,373
                                                                  -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 17.6%
     18,897   Banc of America Mortgage Securities, Inc.,
                Pass-through Certificates, Series 2004-4,
                Class 2A1,
                Series 2004-4, Class 2A1,
                5.500% due 05/25/2034 ..........................       19,042
     11,807   Countrywide Alternative Loan Trust, Series
                2003-13T1, Class A1,
                4.000% due 08/25/2033 ..........................       11,596
              Countrywide Home Loans:
     19,893     Series 2003-50, Class A1,
                5.000% due 11/25/2018 ..........................       20,079
     21,500     Series 2004-4, Class A5,
                5.250% due 05/25/2034 ..........................       21,580
              Credit Suisse First Boston Mortgage
                Securities Corporation:
     21,000     Series 2003-11, Class 1A3,
                4.500% due 06/25/2033 ..........................       21,068
     16,044     Series 2003-8, Class 1A1,
                5.750% due 04/25/2033 ..........................       16,423
     14,158   Credit Suisse First Boston Mortgage
                Securities Corporation, Pass-through
                Certificates, Series 2003-29, Class 4A1,
                Series 2003-29, Class 4A1,
                6.000% due 12/25/2033 ..........................       14,410
              Federal Home Loan Mortgage Corporation:
        268     Series 1049, Class F,
                3.400% due 02/15/2021++ ........................          268
        994     Series 1981, Class C,
                6.500% due 08/15/2027 ..........................        1,037
     10,000     Series 2435, Class GE,
                6.500% due 06/15/2031 ..........................       10,316
      5,500     Series 2442, Class PG,
                6.000% due 06/15/2030 ..........................        5,615
     24,000     Series 2449, Class ND,
                6.500% due 05/15/2030 ..........................       24,659
     12,122     Series 2481, Class VC,
                6.000% due 06/15/2017 ..........................       12,554
      9,000     Series 2551, Class QK,
                5.500% due 01/15/2033 ..........................        9,182
      9,195     Series 2575, Class LM,
                4.500% due 05/15/2032 ..........................        9,243
              Federal National Mortgage Association:
      7,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010 ..........................        8,024
     17,005     Series 2002-16, Class TM,
                7.000% due 04/25/2032 ..........................       17,793
        709     Trust 259 STRIP,
                7.000% due 04/01/2024 ..........................          134


28                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 COLLATERALIZED MORTGAGE OBLIGATIONS
   (CMO) - (CONTINUED)
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
$       167     Series 1990-49, Class G,
                9.000% due 05/25/2020 ..........................  $       181
        173     Series 1993-162, Class E,
                6.000% due 08/25/2023 ..........................          175
        159     Series 1997-32, Class FA,
                3.130% due 04/25/2027++ ........................          160
     21,000   GSR Mortgage Loan Trust,
                Series 2003-4F, Class 2A3,
                5.000% due 05/25/2033 ..........................       21,184
     22,000   GSR Mortgage Loan Trust, Pass-through
                Certificates, Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 ..........................       22,574
         97   L.F. Rothschild Mortgage Trust, Series 3,
                Class Z,
                9.950% due 09/01/2017 ..........................          105
     17,000   Residential Funding Mortgage Security,
                Series 2003-S20, Class 1A4,
                5.500% due 12/25/2033 ..........................       16,967
                                                                  -----------
              Total CMO
                (Cost $284,353) ................................      284,369
                                                                  -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
     10,000   Federal Home Loan Bank, Bond,
                2.875% due 09/15/2006 ..........................        9,938
     10,000   Federal Home Loan Mortgage Corporation,
                Sub. Note,
                5.875% due 03/21/2011 ..........................       10,801
              Federal National Mortgage Association:
     10,000     Bond,
                3.250% due 01/15/2008 ..........................        9,885
      1,250     Deb.,
                6.210% due 08/06/2038 ..........................        1,500
                Note:
      7,500     6.000% due 05/15/2008 ..........................        8,023
     20,000     6.000% due 02/03/2020 ..........................       20,170
                                                                  -----------
              Total U.S. Government Agency Obligations
                (Cost $58,781) .................................       60,317
                                                                  -----------
 U.S. TREASURY NOTES - 6.2%
     15,000   3.000% due 11/15/2007 ............................       14,846
     20,000   3.250% due 08/15/2007 ............................       19,955
     15,000   3.500% due 12/15/2009 ............................       14,879
     17,000   4.000% due 02/15/2014 ............................       16,868
     18,000   4.250% due 11/15/2013 ............................       18,204
     15,000   4.250% due 08/15/2014 ............................       15,144
                                                                  -----------
              Total U.S. Treasury Notes
                (Cost $100,664) ................................       99,896
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 REPURCHASE AGREEMENT - 3.5%
   (COST $56,498)
$    56,498   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $56,502,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $57,635,000) ......................  $    56,498
                                                                  -----------
TOTAL INVESTMENTS (Cost $1,646,972*) ...................  102.4%    1,655,453
OTHER ASSETS (LIABILITIES) (Net) .......................   (2.4)      (38,228)
                                                          -----   -----------
NET ASSETS .............................................  100.0%  $ 1,617,225
                                                          =====   ===========

-----------------------------
    *  Aggregate cost for federal tax purposes.
    + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2005.
   ++ Floating rate security whose interest rate is reset periodically based on an index.
  +++  Amount represents less than 0.1% of the total net assets.


----------------------------------------------------------------------
                          GLOSSARY OF TERMS

        REMIC    -- Real Estate Mortgage Investment Conduit
        STRIP    -- Separate trading of registered interest and
                    principal of securities
----------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   29

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INCOME FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - 62.1%
     UTILITIES - 10.0%
$     5,000   Arizona Public Service Company, Note,
                6.500% due 03/01/2012 ..........................  $     5,588
     10,000   Constellation Energy Group, Inc., Note,
                7.000% due 04/01/2012 ..........................       11,457
      3,029   Covanta Energy Corporation, Sr. Sec. Note,
                8.250% due 03/15/2011 ..........................        2,855
     10,000   Dominion Resources, Inc., Sr. Note,
                5.000% due 03/15/2013 ..........................       10,140
      9,000   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 ..........................       10,157
      7,000   Metropolitan Edison Company, Sr. Note,
                4.950% due 03/15/2013 ..........................        7,042
              NiSource Finance Corporation:
      5,000     Bond,
                5.400% due 07/15/2014 ..........................        5,158
      5,000     Sr. Note,
                6.150% due 03/01/2013 ..........................        5,444
      5,000   Ohio Power Company, Sr. Note,
                5.500% due 02/15/2013 ..........................        5,265
              Oncor Electric Delivery Company, Deb.:
      1,000     5.000% due 09/01/2007 ..........................        1,028
      8,000     7.000% due 09/01/2022 ..........................        9,327
     10,250   Pacific Gas & Electric Company, First
                Mortgage,
                4.200% due 03/01/2011 ..........................       10,145
      7,500   PacifiCorp, First Mortgage,
                4.950% due 08/15/2014 ..........................        7,655
      5,000   PPL Energy Supply LLC, Sr. Note,
                6.400% due 11/01/2011 ..........................        5,514
      2,000   Public Service Company of New Mexico,
                 Sr. Note,
                4.400% due 09/15/2008 ..........................        2,015
      5,000   Sempra Energy, Note,
                6.000% due 02/01/2013 ..........................        5,340
      6,500   Southwestern Electric Power Company, Note,
                5.375% due 04/15/2015 ..........................        6,745
      6,845   Texas-New Mexico Power Company, Sr.
                Note,
                6.250% due 01/15/2009 ..........................        7,209
                                                                  -----------
                                                                      118,084
                                                                  -----------
     FINANCIAL SERVICES/BANKS - 9.6%
      1,500   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 ..........................        1,853
      6,500   American General Finance, Inc.,
                MTN, Series I,
                4.625% due 05/15/2009 ..........................        6,608
        400   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 .........................          508
      5,000   Bank of America Corporation, Sub. Note,
                7.800% due 02/15/2010 ..........................        5,798
      1,000   BankAmerica Corporation, Sub. Note,
                6.625% due 08/01/2007 ..........................        1,066
        690   BB&T Corporation, Sub. Note,
                7.250% due 06/15/2007 ..........................          743
      2,500   CIT Group Inc., Sr. Note,
                7.750% due 04/02/2012 ..........................        2,965

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

$    10,000   Citigroup Inc., Note,
                6.000% due 02/21/2012 ..........................  $    10,959
      6,000   Farmers Insurance Exchange,
                Note,
                6.000% due 08/01/2014** ........................        6,182
      1,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 .........................        1,097
        995   Fleet Financial Group, Inc., Sub. Deb.,
                6.875% due 01/15/2028 ..........................        1,177
     10,000   Goldman Sachs Group, Inc., Note,
                6.600% due 01/15/2012 ..........................       11,181
      7,500   Jefferies Group, Inc., Sr. Note,
                7.750% due 03/15/2012 ..........................        8,662
      1,000   Key Bank NA, Sub. Deb.,
                6.950% due 02/01/2028 ..........................        1,171
      3,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 ..........................        3,256
      5,000   MBNA America Bank NA, Sub. Note,
                7.125% due 11/15/2012 ..........................        5,735
              MBNA Corporation:
      3,000     Note,
                6.250% due 01/17/2007 ..........................        3,136
      2,000     Sr. Note,
                7.500% due 03/15/2012 ..........................        2,318
              Merrill Lynch & Company Inc., Note:
      5,000     6.000% due 02/17/2009 ..........................        5,358
      1,450     6.500% due 07/15/2018 ..........................        1,613
      2,000     6.750% due 06/01/2028 ..........................        2,309
      7,500   Morgan Stanley Dean Witter & Company,
                Unsub. Note,
                6.750% due 04/15/2011 ..........................        8,433
        670   NationsBank Corporation, Sub. Note,
                6.800% due 03/15/2028 ..........................          786
              Paine Webber Group, Inc., Sr. Note:
        415     7.390% due 10/16/2017 ..........................          502
        830     8.060% due 01/17/2017 ..........................        1,067
        500   PNC Institute Capital B, Company Guarantee,
                8.315% due 05/15/2027** ........................          570
      1,750   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049** .......................        2,002
      5,000   U.S. Bank NA, Sub. Note,
                6.375% due 08/01/2011 ..........................        5,557
     11,000   Wells Fargo & Company, Sub. Note,
                4.625% due 04/15/2014 ..........................       10,957
                                                                  -----------
                                                                      113,569
                                                                  -----------
     OIL & GAS - 6.0%
      1,600   Burlington Resources Inc., Deb.,
                9.125% due 10/01/2021 ..........................        2,220
      7,500   Consolidated Natural Gas Company, Sr. Note,
                6.850% due 04/15/2011 ..........................        8,500
     10,000   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 ..........................       10,450
      6,000   Enterprise Products Partners LP, Company
                Guarantee,
                6.375% due 02/01/2013 ..........................        6,516
      5,148   Express Pipeline LP, Sub. Note,
                7.390% due 12/31/2017** ........................        5,325


30                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
     UTILITIES - 10.0%
$     1,500   Hanover Compressor Company,
                Conv. Sr. Note,
                4.750% due 03/15/2008 ..........................  $     1,447
              Petro-Canada:
      8,500     Deb.,
                9.250% due 10/15/2021 ..........................       11,936
      3,000     Note,
                4.000% due 07/15/2013 ..........................        2,833
      8,000   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 ..........................        9,640
              Southern Natural Gas Company, Sr. Note:
      4,000     8.000% due 03/01/2032 ..........................        4,400
      1,000     8.875% due 03/15/2010 ..........................        1,118
      2,000   Tennessee Gas Pipeline Company, Bond,
                8.375% due 06/15/2032 ..........................        2,260
      4,500   Tesoro Petroleum Corporation, Note,
                8.000% due 04/15/2008 ..........................        4,860
                                                                  -----------
                                                                       71,505
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.5%
      2,000   American Health Properties, Inc., Note,
                7.500% due 01/15/2007 ..........................        2,119
      3,000   Arden Realty LP, Note,
                5.200% due 09/01/2011 ..........................        3,041
     10,000   Developers Diversified Realty Corporation,
                Note,
                4.625% due 08/01/2010 ..........................        9,940
              Franchise Finance Corporation:
      3,000     MTN,
                7.070% due 01/15/2008 ..........................        3,310
      1,100     Sr. Note,
                7.875% due 11/30/2005 ..........................        1,142
              Health Care Property Investors, Inc.:
      1,750     Note,
                6.000% due 03/01/2015 ..........................        1,867
                Sr. Note:
      3,000     6.450% due 06/25/2012 ..........................        3,305
      1,000     6.500% due 02/15/2006 ..........................        1,028
      1,000   Health Care Property Investors, Inc., Note,
                6.875% due 06/08/2005 ..........................        1,012
              Health Care REIT, Inc.:
                Sr. Note:
      4,000     6.000% due 11/15/2013 ..........................        4,158
      5,000     7.500% due 08/15/2007 ..........................        5,386
      7,500   Healthcare Realty Trust, Inc., Sr. Note,
                8.125% due 05/01/2011 ..........................        8,854
              Nationwide Health Properties Inc., Note:
      1,500     7.060% due 12/05/2006 ..........................        1,563
      8,500     9.750% due 03/20/2008 ..........................        9,623
      9,000   Shurgard Storage Centers, Inc., Note,
                5.875% due 03/15/2013 ..........................        9,369
                                                                  -----------
                                                                       65,717
                                                                  -----------
     CONSUMER PRODUCTS/SERVICES - 5.4%
      1,000   Allied Waste North America, Inc., Sr. Note,
                7.875% due 04/15/2013 ..........................          997
      4,000   Cendant Corporation, Note,
                6.875% due 08/15/2006 ..........................        4,189

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

$     5,000   ConAgra, Inc., Sr. Note,
                7.125% due 10/01/2026 ..........................  $     6,080
      6,000   Corn Products International, Inc., Sr. Note,
                8.450% due 08/15/2009 ..........................        6,929
        350   CPC International, Inc., Note,
                6.150% due 01/15/2006 ..........................          358
      1,300   Dex Media East LLC, Company Guarantee,
                12.125% due 11/15/2012 .........................        1,563
      1,250   Great Lakes Dredge & Dock Company, Sr.
                Sub. Note,
                7.750% due 12/15/2013 ..........................        1,094
              Mattel, Inc., Note:
      1,750     6.125% due 07/15/2005 ..........................        1,772
      1,000     7.300% due 06/13/2011 ..........................        1,121
     10,000   Reed Elsevier Capital Inc., Company
                Guarantee,
                6.750% due 08/01/2011 ..........................       11,261
              Royal Caribbean Cruises Ltd.:
      2,000     Deb.,
                7.250% due 03/15/2018 ..........................        2,210
                Sr. Note:
      1,250     8.000% due 05/15/2010 ..........................        1,419
      3,000     8.750% due 02/02/2011 ..........................        3,532
      4,000   Sealed Air Corporation,
                Note,
                5.625% due 07/15/2013** ........................        4,161
      7,250   Sealed Air Corporation, Conv. Sr. Note,
                3.000% due 06/30/2033** ........................        7,313
              USA Waste Services, Inc., Sr. Note:
      1,000     7.000% due 07/15/2028 ..........................        1,156
        495     7.125% due 10/01/2007 ..........................          535
              Waste Management Inc.:
      3,450     Company Guarantee,
                6.875% due 05/15/2009 ..........................        3,809
      3,500     Sr. Note,
                7.375% due 08/01/2010 ..........................        4,002
                                                                  -----------
                                                                       63,501
                                                                  -----------
     TRANSPORTATION/AUTO - 4.7%
              Burlington Northern Santa Fe:
      5,000     Deb.,
                8.125% due 04/15/2020 ..........................        6,574
      1,500     Note,
                8.750% due 02/25/2022 ..........................        2,042
      1,273   CSX Transportation, Inc., Deb.,
                9.750% due 06/15/2020 ..........................        1,827
      2,000   Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 ..........................        2,332
              Ford Motor Company, Deb.:
        825   7.400% due 11/01/2046 ............................          783
      3,750   8.900% due 01/15/2032 ............................        4,218
      5,000   Ford Motor Credit Company, Sr. Note,
                5.800% due 01/12/2009 ..........................        5,043
      8,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 ..........................        8,823
              Norfolk Southern Corporation:
      1,757     Deb.,
                9.750% due 06/15/2020 ..........................        2,530
      5,000     Sr. Note,
                6.200% due 04/15/2009 ..........................        5,395
      6,500   Trailer Bridge, Inc., Sr. Sec. Note,
                9.250% due 11/15/2011** ........................        6,679


                     See Notes to Portfolio of Investments.                   31

--------------------------------------------------------------------------------
INCOME FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
     TRANSPORTATION/AUTO - (CONTINUED)
$     5,000   Union Pacific Corporation,
                3.875% due 02/15/2009 ..........................  $     4,945
              United Air Lines Inc.:
      5,000     Equipment Trust Certificates, (in default),
                10.850% due 07/05/2014 .........................        2,062
                Pass-through Certificates, (in default):
      3,000     9.080% due 10/26/2015 ..........................          818
      4,806     9.560% due 10/19/2018 ..........................        2,016
                                                                  -----------
                                                                       56,087
                                                                  -----------
     HEALTH CARE - 4.4%
      4,500   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 ..........................        4,665
      1,500   American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 ..........................        1,746
      2,000   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 ..........................        2,070
     10,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011 ..........................       11,038
              DVI, Inc., Sr. Note, (in default):
        400     9.875% due 02/01/2004++ ........................           43
      8,125     9.875% due 02/01/2004++ ........................          873
              HCA Inc.:
      3,000     Note,
                5.250% due 11/06/2008 ..........................        3,015
      5,000     Sr. Note,
                6.950% due 05/01/2012 ..........................        5,290
      4,850   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 ..........................        4,802
      7,350   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 ..........................        7,378
     12,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 ..........................       10,830
                                                                  -----------
                                                                       51,750
                                                                  -----------
     TELECOMMUNICATIONS - 2.7%
      5,000   Deutsche Telephone Finance, Bond,
                8.500% due 06/15/2010 ..........................        5,941
      8,000   Qwest Corporation, Note,
                9.125% due 03/15/2012** ........................        9,140
      7,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 ..........................        8,293
      8,000   Vodafone Group PLC, Note,
                7.750% due 02/15/2010 ..........................        9,241
                                                                  -----------
                                                                       32,615
                                                                  -----------
     MEDIA - 2.7%
              Comcast Cable Communications Inc.:
        550     Note,
                6.200% due 11/15/2008 ..........................          590
      7,000     Sr. Note,
                7.125% due 06/15/2013 ..........................        8,111
      7,500   Cox Communications, Inc., Note,
                6.750% due 03/15/2011 ..........................        8,238
      2,500   FrontierVision Holdings LP,
                Sr. Disc. Note, (in default),
                11.875% due 09/15/2007 .........................        3,250

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

$     2,000   FrontierVision Operating Partners LP,
                Sr. Sub. Note, (in default),
                11.000% due 10/15/2006 .........................  $     2,550
      2,000   Tele-Communications, Inc., Sr. Deb.,
                7.875% due 08/01/2013 ..........................        2,413
      5,260   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 ..........................        7,187
                                                                  -----------
                                                                       32,339
                                                                  -----------
     INFORMATION TECHNOLOGY - 2.6%
      5,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006 ..........................        5,031
     11,250   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ..........................       10,125
      5,000   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 ..........................        4,950
     11,250   TriQuint Semiconductor, Inc.,
                Conv. Sub. Note,
                4.000% due 03/01/2007 ..........................       10,913
                                                                  -----------
                                                                       31,019
                                                                  -----------
     GAMING - 2.4%
      5,000   Circus Circus Enterprise Inc., Deb.,
                7.000% due 11/15/2036 ..........................        5,325
      3,500   Harrah's Operating Company Inc., Company
                Guarantee,
                8.000% due 02/01/2011 ..........................        4,061
      3,000   Mandalay Resort Group, Sr. Sub. Note,
                Series B,
                10.250% due 08/01/2007 .........................        3,405
              Park Place Entertainment Corporation, Sr. Note:
      1,500     7.500% due 09/01/2009 ..........................        1,672
      5,000     8.500% due 11/15/2006 ..........................        5,400
      7,900   Riviera Holdings Corporation, Company
                Guarantee,
                11.000% due 06/15/2010 .........................        8,888
                                                                  -----------
                                                                       28,751
                                                                  -----------
     INDUSTRIAL PRODUCTS - 1.5%
      5,000   Champion International Corporation, Deb.,
                7.200% due 11/01/2026 ..........................        5,958
        250   Lennar Corporation, Sr. Note,
                7.625% due 03/01/2009 ..........................          280
      8,000   Noranda Inc., Note,
                6.000% due 10/15/2015 ..........................        8,347
              Weyerhaeuser Company:
      1,500     Deb.,
                7.375% due 03/15/2032 ..........................        1,838
      1,500     Note,
                6.750% due 03/15/2012 ..........................        1,703
                                                                  -----------
                                                                       18,126
                                                                  -----------
     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.7%
      4,457   Federative Republic of Brazil, C-Bond,
                8.000% due 04/15/2014 ..........................        4,592
     10,000   Republic of Ecuador, Bond,
                8.000% to 08/15/2005;
                9.000% to 08/15/2006;
                10.000% due 08/15/2030 .........................        9,262
      5,000   United Mexican States, Bond,
                9.875% due 02/01/2010 ..........................        6,143
                                                                  -----------
                                                                       19,997
                                                                  -----------


32                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
     INDEX PRODUCT - 1.4%
$    16,250   Dow Jones CDX High Yield Series 3 Trust 1,
                Credit-Linked Trust Certificate,
                7.750% due 12/29/2009** ........................  $    16,534
                                                                  -----------
     RETAIL - 1.0%
      5,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 ..........................        5,480
      5,000   Safeway Inc., Note,
                7.500% due 09/15/2009 ..........................        5,613
        690   Saks Inc., Company Guarantee,
                7.000% due 12/01/2013 ..........................          711
                                                                  -----------
                                                                       11,804
                                                                  -----------
     AEROSPACE/DEFENSE - 0.5%
        955   Lockheed Martin Corporation,
                Company Guarantee,
                7.750% due 05/01/2026 ..........................        1,228
      1,000   Loral Corporation, Deb.,
                7.625% due 06/15/2025 ..........................        1,257
      2,750   Orbital Sciences Corporation, Sr. Note,
                9.000% due 07/15/2011 ..........................        3,094
                                                                  -----------
                                                                        5,579
                                                                  -----------
              Total Corporate Bonds and Notes
                (Cost $694,109) ................................      736,977
                                                                  -----------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 20.9%
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 10.9%
     47,554   4.500% due 08/01/2033 ............................       46,486
     53,813   5.000% due 04/01/2018-05/01/2033 .................       54,399
     14,981   5.500% due 11/01/2017-05/01/2031 .................       15,433
      5,252   6.000% due 03/01/2031-05/01/2032 .................        5,430
      5,320   6.500% due 01/01/2029-08/01/2029 .................        5,580
      1,575   7.000% due 01/01/2032 ............................        1,668
                                                                  -----------
              Total FHLMC
                (Cost $127,532) ................................      128,996
                                                                  -----------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.4%
     45,739   4.000% due 09/01/2018-10/01/2018 .................       44,876
     13,000   5.000% due 01/01/2018-10/01/2032 .................       13,150
     33,995   5.500% due 03/01/2033-06/01/2033 .................       34,695
      2,137   6.000% due 04/01/2032 ............................        2,207
      7,216   6.500% due 09/01/2028-05/01/2032 .................        7,558
        135   7.000% due 01/01/2030 ............................          143
        191   7.451% due 06/01/2016 ............................          200
      8,000   7.630% due 02/01/2010 ............................        8,925
                                                                  -----------
              Total FNMA
                (Cost $111,050) ................................      111,754
                                                                  -----------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.6%
      6,134   6.000% due 05/20/2032 ............................        6,374
        884   7.000% due 06/20/2031 ............................          934
                                                                  -----------
              Total GNMA
                (Cost $6,985) ..................................        7,308
                                                                  -----------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $245,567) ................................      248,058
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 U.S. TREASURY NOTES - 7.5%
$    20,000   2.625% due 03/15/2009 ............................  $    19,275
     44,000   4.000% due 06/15/2009 ............................       44,669
     25,000   4.250% due 08/15/2014 ............................       25,239
                                                                  -----------
              Total U.S. Treasury Notes
                (Cost $89,811) .................................       89,183
                                                                  -----------
 COMMERCIAL MORTGAGE-BACKED SECURITIES
   (CMBS) - 0.1%
   (COST $1,159)
      1,158   Reilly Mortgage FHA, Series 1982,
                (Partial default),
                7.430% due 08/01/2022 ..........................        1,158--
                                                                  -----------

    SHARES
    ------

 CONVERTIBLE PREFERRED STOCK - 0.4%
   (COST $5,100)
    100,000   Ford Motor Company Capital Trust II,
                Conv. Pfd.,
                6.500% due 01/15/2032 ..........................        4,998
                                                                  -----------
 RIGHTS - 0.1%
   (COST $539)
    153,563   Danielson Holding Corporation-Rights+ ............          970--
                                                                  -----------

  PRINCIPAL
   AMOUNT
   (000S)
   ------

 REPURCHASE AGREEMENT - 7.9%
   (COST $93,304)
$    93,304   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $93,310,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $95,181,000) ......................       93,304
                                                                  -----------
TOTAL INVESTMENTS (Cost $1,129,589*) ...................   99.0%    1,174,648
OTHER ASSETS (LIABILITIES) (Net) .......................    1.0        11,767
                                                          -----   -----------
NET ASSETS .............................................  100.0%  $ 1,186,415
                                                          =====   ===========

---------------------------
    *  Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
    +  Non-income producing security.
   ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.
   -- Represents fair value as determined in good faith under the direction of the Board of Trustees.

-----------------------------------------------------
              GLOSSARY OF TERMS

    FHA        -- Federal Housing Authority
    MTN        -- Medium Term Note
-----------------------------------------------------

                     See Notes to Portfolio of Investments.                   33

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
HIGH YIELD FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - 88.1%
     HEALTH CARE - 14.0%
$    21,500   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 ..........................  $    22,252
      8,000   CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
                2.000% due 05/16/2023 ..........................        6,700
              DVI, Inc., Sr. Note, (in default):
     10,375     9.875% due 02/01/2004++ ........................        1,115
      2,850     9.875% due 02/01/2004++ ........................          306
              HEALTHSOUTH Corporation:
     14,250     Note,
                7.625% due 06/01/2012 ..........................       14,357
      5,000     Sr. Note,
                8.500% due 02/01/2008 ..........................        5,194
              HIH Capital Ltd., Conv. Note:
      3,500     7.500% due 09/25/2006 ..........................        3,465
     10,050     7.500% due 09/25/2006** ........................        9,950
      5,000   Inhale Therapeutic Systems, Inc., Conv.
                Sub. Note,
                5.000% due 02/08/2007 ..........................        5,069
     14,850   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 ..........................       14,906
      5,000   Omnicare, Inc., Sr. Sub. Note,
                6.125% due 06/01/2013 ..........................        4,975
     10,000   Quintiles Transnational Corporation, Sr.
                Sub. Note,
                10.000% due 10/01/2013 .........................       11,350
      4,000   Sepracor Inc., Conv. Sub. Deb.,
                5.000% due 02/15/2007 ..........................        4,190
      4,750   Vertex Pharmaceuticals Inc., Conv. Sub.
                Note,
                5.000% due 09/19/2007 ..........................        4,578
                                                                  -----------
                                                                      108,407
                                                                  -----------
     TELECOMMUNICATIONS - 11.1%
     16,250   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 ..........................       16,087
     17,500   Nortel Networks Corporation, Conv.
                Company Guarantee,
                4.250% due 09/01/2008 ..........................       16,953
     13,500   Qwest Corporation, Note,
                9.125% due 03/15/2012** ........................       15,424
     17,710   TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 ..........................       17,179
     17,500   Western Wireless Corporation, Sr. Note,
                9.250% due 07/15/2013 ..........................       20,475
                                                                  -----------
                                                                       86,118
                                                                  -----------
     INDEX PRODUCT - 9.6%
     38,750   Dow Jones CDX High Yield Series 3 Trust 1,
                Credit-Linked Trust Certificate,
                7.750% due 12/29/2009** ........................       39,428
     32,152   TRAINS (Targeted Return Index Securities)
                Trust Series HY-2004-1, Grantor Trust,
                8.218% due 08/01/2015** ........................       34,745
                                                                  -----------
                                                                       74,173
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

     OIL/ENERGY - 8.9%
              El Paso Natural Gas:
$    12,500     Bond,
                8.375% due 06/15/2032 ..........................  $    14,000
      2,750     Sr. Note,
                7.625% due 08/01/2010 ..........................        3,032
              Hanover Compressor Company:
      7,950     Conv. Sr. Note,
                4.750% due 03/15/2008 ..........................        7,672
     10,250     Sr. Note,
                8.625% due 12/15/2010 ..........................       11,121
     11,000   Petrobras International Finance Company, Sr.
                Note,
                9.750% due 07/06/2011 ..........................       13,255
      7,500   Southern Natural Gas Company, Sr. Note,
                8.000% due 03/01/2032 ..........................        8,250
     10,000   Tesoro Petroleum Corporation, Sr. Sub. Note,
                9.625% due 04/01/2012 ..........................       11,425
                                                                  -----------
                                                                       68,755
                                                                  -----------
     INFORMATION TECHNOLOGY - 6.7%
     14,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006 ..........................       14,087
     20,500   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ..........................       18,450
     15,000   Electronic Data Systems Corporation, Sr.
                Note, Series B,
                6.500% due 08/01/2013 ..........................       15,873
      2,950   Komag, Inc., Conv. Sub. Note,
                2.000% due 02/01/2024 ..........................        3,050
                                                                  -----------
                                                                       51,460
                                                                  -----------
     GAMING - 6.5%
     17,250   Diamond Jo, LLC/Peninsula Gaming
                Corporation, Company Guarantee,
                8.750% due 04/15/2012 ..........................       16,991
     17,500   MGM Grand, Inc., Sr. Note,
                6.000% due 10/01/2009 ..........................       17,938
     14,000   Riviera Holdings Corporation, Company
                Guarantee,
                11.000% due 06/15/2010 .........................       15,750
                                                                  -----------
                                                                       50,679
                                                                  -----------
     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 5.0%
     17,548   Federative Republic of Brazil, C-Bond,
                8.000% due 04/15/2014 ..........................       18,080
     22,500   Republic of Ecuador, Bond,
                8.000% to 08/15/2005;
                9.000% to 08/15/2006;
                10.000% due 08/15/2030 .........................       20,841
                                                                  -----------
                                                                       38,921
                                                                  -----------
     UTILITIES - 5.1%
      2,589   Covanta Energy Corporation, Sr. Sec. Note,
                8.250% due 03/15/2011 ..........................        2,440
     13,500   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 ..........................       15,236


34                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
HIGH YIELD FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
     UTILITIES - (CONTINUED)
              Reliant Energy Inc., Sr. Note:
                Sr. Note:
$     4,000     6.750% due 12/15/2014 ..........................  $     3,920
     16,000     9.500% due 07/15/2013 ..........................       18,000
                                                                  -----------
                                                                       39,596
                                                                  -----------
     CONSUMER PRODUCTS/LEISURE - 4.0%
     14,000   Carmike Cinemas, Inc., Sr. Sub. Note,
                7.500% due 02/15/2014 ..........................       14,193
              Royal Caribbean Cruises Ltd.:
      3,000     Deb.,
                7.250% due 03/15/2018 ..........................        3,315
     11,500     Sr. Note,
                8.750% due 02/02/2011 ..........................       13,541
                                                                  -----------
                                                                       31,049
                                                                  -----------
     SERVICES - 3.9%
     18,000   Allied Waste North America, Inc., Sr. Note,
                7.875% due 04/15/2013 ..........................       17,955
     14,050   Great Lakes Dredge & Dock Company, Sr.
                Sub. Note,
                7.750% due 12/15/2013 ..........................       12,294
                                                                  -----------
                                                                       30,249
                                                                  -----------
     AEROSPACE/DEFENSE - 3.4%
     14,000   Orbital Sciences Corporation, Sr. Note,
                9.000% due 07/15/2011 ..........................       15,750
     10,000   Primus International Inc., Sr. Note,
                10.500% due 04/15/2009** .......................       10,550
                                                                  -----------
                                                                       26,300
                                                                  -----------
     CABLE TV - 3.1%
      5,500   Century Communications Corporation, Sr.
                Note, (in default),
                8.750% due 10/01/2007 ..........................        5,747
      9,250   FrontierVision Holdings LP,
                Sr. Disc. Note, (in default),
                11.875% due 09/15/2007 .........................       12,025
      5,000   FrontierVision Operating Partners LP,
                Sr. Sub. Note, (in default),
                11.000% due 10/15/2006 .........................        6,375
                                                                  -----------
                                                                       24,147
                                                                  -----------
     TRANSPORTATION/AUTO - 1.9%
              Northwest Airlines, Inc., Pass-through
                Certificates:
      8,894     Series 1999-2, Class B,
                7.950% due 03/01/2015 ..........................        7,430
      8,762     Series 2001-1, Class B,
                7.691% due 04/01/2017 ..........................        7,168
                                                                  -----------
                                                                       14,598
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

     PAPER/CONTAINERS - 1.8%
              Jefferson Smurfit Corporation:
                Company Guarantee:
$     7,000   7.500% due 06/01/2013 ............................  $     7,262
      6,000   8.250% due 10/01/2012 ............................        6,390
                                                                  -----------
                                                                       13,652
                                                                  -----------
     RETAILING - 1.6%
     12,000   Southern States Cooperative, Inc., Sr. Note,
                10.500% due 11/01/2010** .......................       12,540
                                                                  -----------
     MEDIA - 1.5%
              XM Satellite Radio Holdings Inc., Sr. Note:
      5,877     12.000% due 06/15/2010 .........................        6,964
      4,717     Zero coupon to 12/31/2005;
                14.000% due 12/31/2009 .........................        4,847
                                                                  -----------
                                                                       11,811
                                                                  -----------
              Total Corporate Bonds and Notes
                (Cost $640,535) ................................      682,455
                                                                  -----------
     SHARES
     ------
 LIMITED PARTNERSHIP - 1.1%
   (COST $7,223)
      8,027   TexCal, Series A, Common Units ...................        8,829
                                                                  -----------
 COMMON STOCKS - 6.4%
    518,800   Health Care Property Investors, Inc. .............       13,468
    404,500   Health Care REIT, Inc. ...........................       13,551
    180,460   ICO Global Communications Holdings Ltd.+ .........           80
    123,430   Life Sciences Research, Inc.+ ....................        1,500
    985,100   Nationwide Health Properties Inc. ................       21,367
                                                                  -----------
              Total Common Stocks
                (Cost $35,449) .................................       49,966
                                                                  -----------
 CONVERTIBLE PREFERRED STOCK - 0.5%
   (COST $3,609)
     75,000   Omnicare, Inc., Conv. Pfd,
                4.000% due 06/15/2033 ..........................        3,769
                                                                  -----------
 RIGHTS - 0.1%
   (COST $461)
    131,250   Danielson Holding Corporation-Rights+ ............          829--
                                                                  -----------
 WARRANTS - 0.1%
     45,327   ICO Global Communications Holdings Ltd.,
                Expires 05/16/2006+ ............................            0***
     45,870   Komag Inc., Expires 06/30/2005+ ..................          496
      5,000   Mikohn Gaming Corporation, Expires
                08/15/2008+** ..................................           16
                                                                  -----------
              Total Warrants
                (Cost $12) .....................................          512
                                                                  -----------


                     See Notes to Portfolio of Investments.                   35

--------------------------------------------------------------------------------
HIGH YIELD FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
   (000S)                                                            (000S)
   ------                                                            ------

 REPURCHASE AGREEMENT - 2.9%
   (COST $22,239)
$    22,239   Agreement with Credit Suisse First Boston
                Corporation, 2.430% dated 01/31/2005,
                to be repurchased at $22,241,000 on
                02/01/2005 (Collateralized by U.S.
                Treasury Obligations, having various
                interest rates and maturities,
                market value $22,686,000) ......................  $    22,239
                                                                  -----------
TOTAL INVESTMENTS (Cost $709,528*) .....................   99.2%      768,599
OTHER ASSETS (LIABILITIES) (Net) .......................    0.8         6,117
                                                          -----   -----------
NET ASSETS .............................................  100.0%  $   774,716
                                                          =====   ===========


-----------------------
    *  Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  ***  Value of security is less than $500.
    +  Non-income producing security.
   ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.
   -- Represents fair value as determined in good faith under the direction of the Board of Trustees.


36                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         -----

 MUNICIPAL BONDS AND NOTES - 98.5%
     ALASKA - 4.4%
$     1,000   Alaska State Housing Finance Corporation,
                Housing Revenue, Series A, (FGIC
                Insured),
                5.250% due 12/01/2041 ..........................  $     1,066
      4,500   Alaska State International Airports, Airport
                & Marina Revenue, Series B, (AMBAC
                Insured),
                5.250% due 10/01/2027 ..........................        4,833
      1,235   Anchorage, Electric Utilities, Power & Light
                Revenue, Sr. Lien, (MBIA Insured),
                6.500% due 12/01/2013 ..........................        1,516
      2,000   Anchorage, Ice Rink, Recreational Revenue,
                6.375% due 01/01/2020 ..........................        2,307
                                                                  -----------
                                                                        9,722
                                                                  -----------

     ARIZONA - 3.3%
      1,500   Arizona School Facilities Board, COP,
                Series B, (FSA Insured),
                5.250% due 09/01/2019 ..........................        1,678
      2,000   Arizona Tourism & Sports Authority,
                Recreational Revenue, (Multipurpose
                Stadium Facility Project), Series A,
                (MBIA Insured),
                5.375% due 07/01/2019 ..........................        2,250
      3,000   Salt River Project, Agricultural Improvement
                & Power District, Electric Systems
                Revenue, Series A,
                5.750% due 01/01/2009 ..........................        3,336
                                                                  -----------
                                                                        7,264
                                                                  -----------

     CALIFORNIA - 10.7%
      1,000   Alameda County, Fremont Unified School
                District, GO, Series A, (FGIC Insured),
                5.000% due 08/01/2025 ..........................        1,067
              California State Department of Water
                Resources, Power Supply Revenue,
                Series A:
      1,000     6.000% due 05/01/2015 ..........................        1,164
                (AMBAC Insured):
      2,000     5.375% due 05/01/2018 ..........................        2,225
      1,000     5.500% due 05/01/2016 ..........................        1,135
      3,000     (Inverse Floater), (MBIA-IBC Insured),
                8.072% due 05/01/2011+** .......................        3,640
      2,000   Center Unified School District, Capital
                Appreciation, GO, Series C, (MBIA
                Insured),
                Zero coupon due 09/01/2018 .....................        1,093
      2,000   El Dorado Irrigation District, COP, Series A,
                (FGIC Insured),
                5.000% due 03/01/2021 ..........................        2,139
      2,000   Foothill Eastern Transportation Corridor
                Agency, Capital Appreciation, Toll Road
                Revenue, (MBIA Insured),
                Zero coupon due 01/15/2018 .....................        1,039
      2,700   Jurupa, Unified School District, GO, (FGIC
                Insured),
                5.125% due 08/01/2022 ..........................        2,940
      2,000   Orange County, COP, Series A, (MBIA
                Insured),
                6.000% due 07/01/2026 ..........................        2,137



   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         -----
$     1,180   Palmdale, COP, (Park Improvement & Avenue
                S Construction Project), (MBIA Insured),
                5.250% due 09/01/2018 ..........................  $     1,315
      2,000   San Francisco City and County, International
                Airports Commission, Airport Revenue,
                Second Series, Issue 29B, (FGIC Insured),
                5.125% due 05/01/2020 ..........................        2,172
      7,000   San Joaquin Hills, Transportation Corridor
                Agency, Toll Road Revenue, Series A,
                (MBIA Insured),
                Zero coupon due 01/15/2034 .....................        1,617
                                                                  -----------
                                                                       23,683
                                                                  -----------

     COLORADO - 0.8%
      1,650   Lakewood, COP, (AMBAC Insured),
                5.350% due 12/01/2017 ..........................        1,829
                                                                  -----------

     CONNECTICUT - 1.2%
      1,500   Connecticut State Special Obligation Parking,
                Airport & Marina Revenue, (Bradley
                International Airport), Series A, AMT,
                (ACA Insured),
                6.600% due 07/01/2024 ..........................        1,633
        995   Mashantucket Western Pequot Tribe, Special
                Revenue, Series A, ETM,
                6.500% due 09/01/2005** ........................        1,021
                                                                  -----------
                                                                        2,654
                                                                  -----------

     DISTRICT OF COLUMBIA - 0.3%
        500   District of Columbia, Water & Sewer
                Authority, Public Utilities Revenue, (FSA
                Insured),
                5.500% due 10/01/2017 ..........................          587
                                                                  -----------
     FLORIDA - 6.8%
        250   Bay County, Water Systems Revenue,
                (AMBAC Insured),
                5.700% due 09/01/2030 ..........................          281
        500   Brevard County, School Board Authority, COP,
                Series B, (AMBAC Insured),
                5.500% due 07/01/2021 ..........................          532
      1,000   Escambia County, Health Facilities Authority,
                Health Facilities Revenue, (Florida Health
                Care Facilities Loan-VHA Program),
                (AMBAC Insured),
                5.950% due 07/01/2020 ..........................        1,018
        650   Escambia County, Utilities Authority, Utility
                Systems Revenue, (FGIC Insured),
                5.250% due 01/01/2029 ..........................          692
        900   Florida Housing Finance Agency, Housing
                Revenue, (Spinnaker Cove Apartments
                Project), Series G, AMT, (AMBAC
                Insured),
                6.500% due 07/01/2036 ..........................          933
        800   Florida State Board of Education, Lottery
                Revenue, Series A, (FGIC Insured),
                5.250% due 07/01/2017 ..........................          883
        675   Florida State Municipal Power Agency, Power
                & Light Revenue, (Stanton Project), (FSA
                Insured),
                5.500% due 10/01/2014 ..........................          767
      1,000   Hillsborough County, Port District Revenue,
                (Tampa Port Authority Project), Series A,
                AMT, (MBIA Insured),
                5.375% due 06/01/2027 ..........................        1,066


                  See Notes to Portfolio of Investments.                      37

TAX-EXEMPT BOND FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         -----

 MUNICIPAL BONDS AND NOTES - (CONTINUED)
     FLORIDA - (CONTINUED)
$       125   Manatee County, Housing Finance Authority,
                SFMR, Series 94-4, AMT, (GNMA/FNMA
                Collateral),
                6.875% due 11/01/2026 ..........................  $       126
        500   Orange County, Housing Finance Authority,
                MFHR, (Hands Inc. Project), Series A,
                7.000% due 10/01/2025** ........................          535
      5,000   Orlando, Utilities Commission, Water &
                Electric Revenue,
                6.000% due 10/01/2010 ..........................        5,778
      1,300   Osceola County, School Board, COP, Series A,
                (AMBAC Insured),
                5.125% due 06/01/2022 ..........................        1,409
        900   Pasco County, Solid Waste Disposal &
                Resource Recovery System, Resource
                Recovery Revenue, AMT, (AMBAC
                Insured),
                6.000% due 04/01/2011 ..........................        1,014
                                                                  -----------
                                                                       15,034
                                                                  -----------

     GEORGIA - 5.7%
      5,000   Georgia State, GO, Series B,
                6.300% due 03/01/2009 ..........................        5,682
              Monroe  County,  Development  Authority,
                PCR,  (Oglethorpe  Power Corporation Project),
                Series A, (MBIA-IBC Insured):
      2,500     6.700% due 01/01/2009 ..........................        2,853
      3,410     6.750% due 01/01/2010 ..........................        3,983
                                                                  -----------
                                                                       12,518
                                                                  -----------

     HAWAII - 1.1%
              Honolulu City and County, GO, Series A:
      1,270     (Unrefunded Balance),
                6.000% due 01/01/2012 ..........................        1,476
        730     ETM,
                6.000% due 01/01/2012 ..........................          854
                                                                  -----------
                                                                        2,330
                                                                  -----------
     IDAHO - 1.2%
      2,000   Idaho Health Facilities Authority, Health Care
                Revenue, (IHC Hospitals Inc. Project),
                (Inverse Floater), ETM,
                6.650% due 02/15/2021+** .......................        2,628
                                                                  -----------
     ILLINOIS - 6.5%
      5,000   Chicago, O'Hare International Airport,
                Airport Revenue, (Inverse Floater), AMT,
                (FSA Insured),
                9.492% due 01/01/2020+** .......................        6,249
              Chicago, O'Hare International Airport,
                Special Facilities Revenue, Series B:
        965     (Second Lien Passenger Facility),
                (AMBAC Insured),
                5.500% due 01/01/2017 ..........................        1,075
      1,000     (United Airlines Project), AMT, (in default),
                6.100% due 11/01/2035 ..........................          175
      2,570   Cook County, Oak Lawn School District No.
                122, Capital Appreciation, GO,
                (FGIC Insured),
                Zero coupon due 12/01/2016 .....................        1,545


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         -----
              Metropolitan Pier & Exposition Authority,
                Capital Appreciation, Dedicated State Tax
                Revenue, Series A, (FGIC Insured):
                (Unrefunded Balance):
$        85     Zero coupon due 06/15/2008 .....................  $        77
        130     Zero coupon due 06/15/2009 .....................          114
                ETM:
      5,055     Zero coupon due 06/15/2009 .....................        4,426
        815     Zero coupon due 06/15/2009 .....................          714
                                                                  -----------
                                                                       14,375
                                                                  -----------

     INDIANA - 3.1%
      6,000   Indiana Municipal Power Agency, Power
                Supply System Revenue, Series A, ETM,
                (MBIA Insured),
                6.125% due 01/01/2013 ..........................        6,869
                                                                  -----------

     KENTUCKY - 0.8%
      1,500   Kentucky State Turnpike Authority,
                Economic Development Road Revenue,
                (Revitalization Project), (FSA Insured),
                (Pre-refunded to 01/01/2011),
                5.625% due 07/01/2013                                   1,699
                                                                  -----------

     LOUISIANA - 1.7%
      2,680   Lafayette, Utility Revenue, (MBIA Insured),
                5.250% due 11/01/2023 ..........................        2,977
      1,500   Louisiana Public Facilities Authority,
                Customer Receipts Revenue, Series B,
                ETM,
                Zero coupon due 12/01/2019 .....................          752
                                                                  -----------
                                                                        3,729
                                                                  -----------

     MARYLAND - 1.5%
      2,000   Baltimore, Port Facilities, Industrial Revenue,
                (Consolidated Coal Sales Project), Series B,
                6.500% due 10/01/2011 ..........................        2,145
      1,150   Maryland State Economic Development
                Corporation, Student Housing Revenue,
                (University of Maryland College Park
                Project),
                5.625% due 06/01/2035 ..........................        1,195
                                                                  -----------
                                                                        3,340
                                                                  -----------

     MASSACHUSETTS - 2.2%
      1,000   Massachusetts State Development Finance
                Agency, Revenue Bonds, (Hillcrest
                Educational Centers Inc. Project),
                6.375% due 07/01/2029 ..........................          978
      1,000   Massachusetts State Health & Educational
                Facilities Authority, Health Care Revenue,
                (Health Care System-Covenant Health),
                6.000% due 07/01/2031 ..........................        1,068
      1,000   Massachusetts State Water Resources
                Authority, Water Revenue, Series J, (FSA
                Insured),
                5.000% due 08/01/2032 ..........................        1,040
      1,500   Massachusetts State, Federal Highway Grant
                Anticipation Notes Revenue, Series A,
                5.750% due 06/15/2015 ..........................        1,691
                                                                  -----------
                                                                        4,777
                                                                  -----------


38                See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         -----

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     MICHIGAN - 0.5%
$     1,000   Michigan State Strategic Fund, Limited
                Obligation Revenue, (Detroit Edison
                Company Exempt Facilities Project),
                Series C, AMT, (XLCA Insured),
                5.450% due 12/15/2032 ..........................  $     1,061
                                                                  -----------

     MISSOURI - 3.4%
      2,250   Bi-State Development Agency of the
                Missouri-Illinois Metropolitan District,
                Mass Transit Sales Tax Revenue, (Metrolink
                Cross County Extension Project), Series B,
                (FSA Insured),
                5.250% due 10/01/2019 ..........................        2,500
      1,000   Cape Girardeau County, Industrial
                Development  Authority, Health Care
                Facilities Revenue, (Southeast Hospital
                Association Project),
                5.625% due 06/01/2027 ..........................        1,033
        600   Fenton, Tax Increment Revenue, (Gravois
                Bluffs Improvement Project),
                7.000% due 10/01/2021 ..........................          650
      1,000   Missouri State Health and Education
                Facilities Authority, Education Facilities
                Revenue, (University of Missouri-
                Columbia Arena Project),
                5.000% due 11/01/2018 ..........................        1,090
              St. Louis County, Pattonville School District
                No. R-3, GO, (Missouri Direct Deposit Program),
               (FGIC Insured):
      1,000     5.750% due 03/01/2017 ..........................        1,141
        880     5.750% due 03/01/2018 ..........................        1,004
                                                                  -----------
                                                                        7,418
                                                                  -----------

     NEBRASKA - 3.6%
      7,000   Omaha Public Power District, Electric
                Revenue, Series B, ETM,
                6.150% due 02/01/2012 ..........................        8,068
                                                                  -----------
     NEVADA - 0.9%
      1,000   Clark County, Airport Systems Subordinate
                Lien Revenue, Series A-2, (FGIC Insured),
                5.000% due 07/01/2036 ..........................        1,037
      1,000   Reno, Sales & Room Tax Revenue, Sr. Lien,
                (ReTrac-Reno Transportation Rail Access
                Corridor Project), (AMBAC Insured),
                5.125% due 06/01/2037 ..........................        1,041
                                                                  -----------
                                                                        2,078
                                                                  -----------

     NEW JERSEY - 5.0%
      2,000   Bergen County, Improvement Authority,
                School Improvement Revenue, (Wyckoff
                Township Board of Education Project),
                (County Guaranteed),
                5.000% due 04/01/2032 ..........................        2,118
      1,000   New Jersey Economic Development
                Authority, Cigarette Tax Revenue,
                5.500% due 06/15/2031 ..........................        1,041
      1,000   New Jersey Economic Development
                Authority, Economic Development
                Revenue, (Kapkowski Road Landfill
                Project),
                5.750% due 04/01/2031 ..........................          998


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         -----

$     1,340   New Jersey Educational Facilities Authority,
                Government Fund Grant Revenue,
                (Higher Education Capital Improvement
                Project), Series A, (AMBAC Insured),
                5.250% due 09/01/2020 ..........................  $     1,485
      2,000   New Jersey State Turnpike Authority,
                Transit Revenue, Series C-1, (AMBAC
                Insured),
                5.000% due 01/01/2035 ..........................        2,078
              New Jersey Transportation Trust Fund
                Authority, Transportation System Revenue:
      2,000     Series A,
                5.250% due 06/15/2019 ..........................        2,281
      1,000     Series C, (FSA Insured),
                5.500% due 06/15/2020 ..........................        1,152
                                                                  -----------
                                                                       11,153
                                                                  -----------

     NEW YORK - 4.7%
      1,265   Metropolitan Transportation Authority,
                Service Contract Revenue, (Transportation
                Facilities Project), Series 7,
                4.750% due 07/01/2019 ..........................        1,386
      1,500   Metropolitan Transportation Authority,
                Transportation Revenue, Series A, (FGIC
                Insured),
                5.250% due 11/15/2031 ..........................        1,612
      2,000   Nassau County, Interim Finance Authority,
                Tax Revenue, Series A,
                5.750% due 11/15/2013 ..........................        2,294
      1,500   New York City, GO, Series G,
                5.000% due 12/01/2033 ..........................        1,550
      1,000   New York State Dormitory Authority, College
                & University Revenue, (State University
                Educational Facilities Project), (MBIA
                Insured),
                6.000% due 05/15/2016 ..........................        1,152
        535   New York State Housing Finance Agency,
                MFHR, (Secured Mortgage Program),
                Series F, AMT,
                6.625% due 08/15/2012 ..........................          536
        680   New York State Mortgage Agency,
                Homeowner Mortgage Revenue,
                Series 82, AMT,
                5.650% due 04/01/2030 ..........................          712
      1,000   New York State, GO, Series H,
                5.750% due 03/15/2013 ..........................        1,125
                                                                  -----------
                                                                       10,367
                                                                  -----------

     NORTH CAROLINA - 1.5%
      1,000   Charlotte, COP, (Convention Facility Project),
                Series A,
                5.500% due 08/01/2019 ..........................        1,134
      2,000   North Carolina Municipal Power Agency
                No. 1, Catawba Electric Revenue, Series A,
                (MBIA Insured),
                5.250% due 01/01/2018 ..........................        2,225
                                                                  -----------
                                                                        3,359
                                                                  -----------

     OHIO - 1.0%
      1,000   Cuyahoga County, Hospital Facilities
                Revenue, (Canton Inc. Project),
                7.500% due 01/01/2030 ..........................        1,132



                  See Notes to Portfolio of Investments.                      39

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         -----

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     OHIO - (CONTINUED)
$     1,000   Ohio State University, General Receipts
                Revenue, Series A,
                5.125% due 12/01/2031 ..........................  $     1,054
                                                                  -----------
                                                                        2,186
                                                                  -----------

     OKLAHOMA - 0.7%
        310   Oklahoma Housing & Finance Authority,
                SFMR, Series B, AMT, (GNMA
                Collateral),
                7.997% due 08/01/2018 ..........................          321
      1,000   Tulsa County, Public Facilities Authority,
                Capital Improvement Revenue, (AMBAC
                Insured),
                6.250% due 11/01/2022 ..........................        1,163
                                                                  -----------
                                                                        1,484
                                                                  -----------

     OREGON - 2.5%
      1,000   Oregon Health Sciences University, College
                & University Revenue, Series A, (MBIA
                Insured),
                5.250% due 07/01/2022 ..........................        1,107
      1,000   Oregon State Department of Administrative
                Services, COP, Series C, (MBIA Insured),
                5.250% due 11/01/2018 ..........................        1,104
      2,000   Portland, Sewer System Revenue, Second
                Lien, Series A, (FSA Insured),
                5.250% due 06/01/2020 ..........................        2,219
      1,000   Portland, Tax Allocation Revenue,
                (Downtown Waterfront Urban Renewal &
                Redevelopment Project), Series A,
                (AMBAC Insured),
                5.750% due 06/15/2016 ..........................        1,136
                                                                  -----------
                                                                        5,566
                                                                  -----------

     PENNSYLVANIA - 4.0%
              Philadelphia, Gas Works Revenue, (FSA
                Insured):
                (1998 General Ordinance):
      1,000   Fourth Series,
                5.250% due 08/01/2020 ..........................        1,103
      2,500   Second Series,
                5.250% due 07/01/2029 ..........................        2,683
      2,500     (Inverse Floater), Series 384,
                8.614% due 07/01/2011+** .......................        3,049
        820   Philadelphia, Parking Authority, Auto Parking
                Revenue, Series A, (AMBAC Insured),
                5.250% due 02/15/2029 ..........................          872
      1,000   Philadelphia, Redevelopment Authority
                Revenue, (Neighborhood Transformation
                Project), Series A, (FGIC Insured),
                5.500% due 04/15/2017 ..........................        1,124
                                                                  -----------
                                                                        8,831
                                                                  -----------
     PUERTO RICO - 0.5%
      1,000   Puerto Rico Municipal Finance Agency,
                Revenue Bonds, Series A, (FSA Insured),
                5.250% due 08/01/2021 ..........................        1,119
                                                                  -----------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

     SOUTH CAROLINA - 2.1%
$     1,300   Chesterfield County, School District, GO,
                (FSA Insured),
                5.375% due 03/01/2018 ..........................  $     1,450
      1,955   Greenville, Waterworks System Revenue,
                5.250% due 02/01/2019 ..........................        2,169
      1,000   South Carolina Jobs-Economic Development
                Authority, IDR, (Electric & Gas Company
                Project), Series A, (AMBAC Insured),
                5.200% due 11/01/2027 ..........................        1,073
                                                                  -----------
                                                                        4,692
                                                                  -----------

     SOUTH DAKOTA - 0.6%
      1,250   South Dakota Health and Educational
                Facilities Authority, Health Care Revenue,
                (Sioux Valley Hospitals and Health
                System), Series A,
                5.250% due 11/01/2034 ..........................        1,283

     TENNESSEE - 1.0%
      1,000   Johnson City, Health & Educational Facility
                Board, Hospital Revenue, (Mountain
                States Health Care Facilities First
                Mortgage Project), Series A,
                7.500% due 07/01/2033 ..........................        1,192
        885   Tennessee Housing Development Agency,
                Housing Revenue, (Homeownership
                Program), Series 2A, AMT,
                5.700% due 07/01/2031 ..........................          919
                                                                  -----------
                                                                        2,111
                                                                  -----------

     TEXAS - 5.9%
      1,500   Austin, Water & Wastewater System
                Revenue, (MBIA Insured),
                5.250% due 11/15/2019 ..........................        1,664
      1,000   Corpus Christi, GO, (FSA Insured),
                5.750% due 03/01/2018 ..........................        1,134
      1,500   Dallas-Fort Worth International Airport
                Board, Airport & Marina Revenue,
                Series A, AMT, (FGIC Insured),
                5.500% due 11/01/2031 ..........................        1,586
         85   Houston, GO, (Public Improvement Project),
                (FSA Insured), (Unrefunded Balance),
                5.750% due 03/01/2015 ..........................           96
      1,000   Houston, Hotel Occupancy Tax & Special
                Revenue, (Convention & Entertainment
                Project), Series B, (AMBAC Insured),
                5.750% due 09/01/2015 ..........................        1,146
      1,000   Lower Colorado River Authority,
                Transmission Contract Revenue, (LCRA
                Transmission Services Corporation Project),
                (FGIC Insured),
                5.000% due 05/15/2033 ..........................        1,029
      1,100   Metro Health Facilities Development
                Corporation, Health Care Revenue,
                (Wilson N. Jones Memorial Hospital
                Project),
                7.200% due 01/01/2021 ..........................        1,111
              North Central, Health Facilities Development
                 Corporation Revenue:
      1,000     (Baylor Health Care System Project),
                Series A,
                5.125% due 05/15/2029 ..........................        1,028


40                See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     TEXAS - (CONTINUED)
$     1,000     (Children's Medical Center of Dallas
                Project), (AMBAC Insured),
                5.250% due 08/15/2032 ..........................  $     1,061
      1,000   Texas Tech University System, Financing
                System Revenue, Seventh Series, (MBIA
                Insured),
                5.000% due 08/15/2025 ..........................        1,061
      2,000   University of Texas Financing System,
                College & University Revenue, Series A,
                5.250% due 08/15/2019 ..........................        2,216
                                                                  -----------
                                                                       13,132
                                                                  -----------

     WASHINGTON - 7.7%
      2,500   Energy Northwest, Electric Revenue,
                (Nuclear Project 3), Series A, (FSA
                Insured),
                5.500% due 07/01/2017 ..........................        2,801
      5,000   Franklin County, Pasco School District No.1,
                GO, (FSA Insured),
                5.250% due 12/01/2019 ..........................        5,565
      4,500   King County, Kent School District No. 415,
                GO, Series C,
                6.300% due 12/01/2008 ..........................        4,964
      3,000   Washington State, GO, Series B & AT-7,
                6.400% due 06/01/2017 ..........................        3,688
                                                                  -----------
                                                                       17,018
                                                                  -----------

     WEST VIRGINIA - 1.1%
      2,500   Harrison County, County Community Solid
                Waste Disposal Authority, IDR,
                (Monongahela Power Company Project),
                Series A, AMT, (MBIA-IBC Insured),
                6.875% due 04/15/2022 ..........................        2,508
                                                                  -----------

     WISCONSIN - 0.5%
              Wisconsin State Health & Educational
                Facilities Authority, Health Care Revenue,
                Series A:
        600     (Beaver Dam Community Hospitals, Inc.
                Project),
                6.000% due 08/15/2019 ..........................          598
        555     (Waukesha Memorial Hospital Project),
                (AMBAC Insured),
                7.125% due 08/15/2007 ..........................          557
                                                                  -----------
                                                                        1,155
                                                                  -----------
              Total Municipal Bonds and Notes
                (Cost $197,946) ................................      217,627
                                                                  -----------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 SHORT-TERM MUNICIPAL BONDS - 0.4%
   (COST $1,000)
$     1,000   Uinta County, PCR, (Chevron U.S.A. Inc.
                Project),
                1.900% due 08/15/2020++ ........................  $     1,000
                                                                  -----------

TOTAL INVESTMENTS+++ (Cost $198,946*) ................      98.9%     218,627
OTHER ASSETS (LIABILITIES) (Net) .....................       1.1        2,363
                                                           -----  -----------
NET ASSETS ...........................................     100.0% $   220,990
                                                           =====  ===========

-------------------------------
        * Aggregate cost for federal tax purposes.
       ** Security deemed illiquid by the Portfolio Manager.
        + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2005.
       ++ Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at January 31, 2005.
      +++ All securities segregated as collateral for futures contracts.

Tax-Exempt Bond Fund had the following industry concentrations greater than 10% at January 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  Power              17.6%
                  General Obligation 16.8%
                  Transportation     15.0%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at January 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  MBIA               19.5%
                  FSA                16.7%
                  AMBAC              12.6%
                  FGIC               11.9%


                                                                  UNREALIZED
  NUMBER OF                                              VALUE   DEPRECIATION
  CONTRACTS                                              (000S)     (000S)
------------------------------------                    --------  ------------
FUTURES CONTRACTS-SHORT POSITION
   24   U.S. 5 Year Treasury Note,
            March 2005 .................................. $2,622  $        (9)
    5   U.S. 10 Year Treasury Note,
            March 2005 ..................................    561           (7)
                                                                  -----------
        Net Unrealized Depreciation of
            Futures Contracts ...........................         $       (16)
                                                                  ===========



                                GLOSSARY OF TERMS
--------------------------------------------------------------------------------
          ACA     -- ACA Financial Guaranty Corporation
          AMBAC   -- American Municipal Bond Assurance Corporation
          AMT     -- Alternative Minimum Tax
          COP     -- Certificate of Participation
          ETM     -- Escrowed to Maturity
          FGIC    -- Federal Guaranty Insurance Corporation
          FNMA    -- Federal National Mortgage Association
          FSA     -- Financial Security Assurance
          GNMA    -- Government National Mortgage Association
          GO      -- General Obligation
          IBC     -- Insured Bond Certificate
          IDR     -- Industrial  Development Revenue
          MBIA    -- Municipal Bond Investors Assurance
          MFHR    -- Multi-family Housing Revenue
          PCR     -- Pollution Control Revenue
          SFMR    -- Single Family Mortgage Revenue
          VHA     -- Veterans Housing Authority
          XLCA    -- XL Capital Assurance Inc.
--------------------------------------------------------------------------------

                  See Notes to Portfolio of Investments.                      41

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 MUNICIPAL BONDS AND NOTES - 99.0%
     CALIFORNIA - 98.5%
$             ABAG Financing Authority for Nonprofit
                Corporations, COP:
        340     (Episcopal Homes Foundation),
                5.000% due 07/01/2007 ..........................  $       354
                (O'Connor Woods Obligation Group),
                (ACA Insured):
        700     5.400% due 11/01/2009 ..........................          735
      2,530     5.700% due 11/01/2013 ..........................        2,744
      1,240   ABAG Financing Authority for Nonprofit
                Corporations, Revenue Bonds, (California
                School of Mechanical Arts),
                5.250% due 10/01/2026 ..........................        1,300
      5,360   Alhambra, Improvement Board Act of 1915,
                Special Tax Revenue, (Public Works
                Assessment District No. 1), (MBIA Insured),
                6.125% due 09/02/2018 ..........................        5,377
      2,000   Anaheim, Public Financing Authority, Tax
                Allocation Revenue, (Inverse Floater),
                (MBIA Insured),
                10.920% due 12/28/2018+ ........................        2,499
      2,210   Azusa, Community Facilities District No. 1,
                Special Tax Revenue, (Mountain Cove),
                Series A,
                6.000% due 09/01/2026 ..........................        2,316
              Baldwin Park, Public Financing Authority,
                Lease Revenue, (Community Center Project),
                (AMBAC Insured):
      2,635     5.000% due 08/01/2027 ..........................        2,777
      3,000     5.000% due 08/01/2034 ..........................        3,130
              Barstow, Redevelopment Agency,
                Tax Allocation Revenue, (Central
                Redevelopment Project), Series A,
                (MBIA Insured):
        680     (Unrefunded Balance),
                7.000% due 09/01/2014 ..........................          807
      1,320     ETM,
                7.000% due 09/01/2014 ..........................        1,586
      2,000   Bay Area Government Association, Tax
                Allocation Revenue, (California
                Redevelopment Agency Pool), Series A,
                (XLCA Insured),
                5.250% due 09/01/2029 ..........................        2,144
      3,155   Burbank, Waste Disposal Revenue, Series B,
                (FSA Insured),
                5.250% due 05/01/2024 ..........................        3,453
      2,000   California Department of Veteran Affairs,
                Home Purchase Revenue, Series A,
                (AMBAC Insured),
                5.400% due 12/01/2018 ..........................        2,092
      1,000   California Educational Facilities Authority,
                College & University Revenue, (Pooled
                College & University), Series B,
                6.625% due 06/01/2020 ..........................        1,108
      1,000   California Educational Facilities Authority,
                Student Loan Revenue, (California Loan
                Program), Series A, AMT, (MBIA Insured),
                5.100% due 03/01/2014 ..........................        1,061



   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

$       995   California Financing Authority for Resource
                Efficiency, Multiple Utility Revenue,
                (First Resource Efficiency Program),
                (AMBAC Insured),
                6.000% due 07/01/2017 ..........................  $     1,018
        300   California Health Facilities Financing
                Authority, Health Care Revenue, (Adventist
                Health System Project), Series A,
                5.000% due 03/01/2028 ..........................          304
              California Housing Finance Agency, Home
                Ownership & Improvement Revenue, AMT,
                (MBIA Insured):
         10     Series B,
                5.200% due 08/01/2026 ..........................           10
      2,630     Series F,
                6.800% due 08/01/2014 ..........................        2,683
      1,000   California Infrastructure & Economic
                Development Bank, Health Care Revenue,
                (The J. David Gladstone Institute Project),
                5.500% due 10/01/2015 ..........................        1,096
      3,855   California Infrastructure & Economic
                Development Bank, Lease Revenue, (Asian
                Art Museum of San Francisco Project),
                (MBIA Insured),
                5.500% due 06/01/2017 ..........................        4,328
      2,500   California Pollution Control Financing
                Authority, PCR, (San Diego Gas and
                Electric Company), Series A, AMT,
                (AMBAC Insured),
                5.850% due 06/01/2021 ..........................        2,524
        120   California Rural Home Mortgage Finance
                Authority, SFMR, (Mortgage-Backed
                Securities Program), Issue A, Series 2, AMT,
                (GNMA/FHLMC Collateral),
                7.950% due 12/01/2024 ..........................          122
      6,320   California State Department of Transportation,
                COP, Series A, (MBIA Insured),
                5.250% due 03/01/2016 ..........................        6,769
              California State Department of Water
                Resources, Power Supply Revenue,
                Series A:
      5,000     5.750% due 05/01/2017 ..........................        5,662
      5,500     5.875% due 05/01/2016 ..........................        6,285
      7,000     (MBIA-IBC Insured),
                5.125% due 05/01/2018 ..........................        7,699
      3,000     (XLCA Insured),
                5.375% due 05/01/2017 ..........................        3,347
      2,000   California State Department of Water
                Resources, Water Revenue, Series W,
                (FSA Insured),
                5.000% due 12/01/2018 ..........................        2,184
      8,000   California State Economic Recovery, Sales
                Tax Revenue, Series A,
                5.000% due 07/01/2016 ..........................        8,686
              California State Public Works Board, Lease
                Revenue:
      1,500     (California Community Colleges), Series A,
                5.250% due 12/01/2014 ..........................        1,584
      3,000     (California State University), Series C,
                5.400% due 10/01/2022 ..........................        3,193




42                See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     1,980     (Department of Corrections - Kern County
                at Delano II State Prison), Series C,
                5.500% due 06/01/2023 ..........................  $     2,187
      1,750     (Department of Corrections Program),
                Series A, (MBIA-IBC Insured),
                5.000% due 09/01/2018 ..........................        1,871
      4,330     (Department of Corrections-Ten
                Administrative Segregation Housing Units),
                Series A, (AMBAC Insured),
                5.250% due 03/01/2019 ..........................        4,715
                (Department of Mental Health - Coalinga
                State Hospital), Series A:
      3,000     5.000% due 06/01/2024 ..........................        3,138
      1,750     5.000% due 06/01/2025 ..........................        1,822
      4,200     (UC M.I.N.D. Institute), Series A,
                5.000% due 04/01/2023 ..........................        4,399
              California State University, Fresno
                Association Inc. Revenue, (Auxiliary
                Organization Event Center):
      1,500     6.000% due 07/01/2022 ..........................        1,593
      1,500     6.000% due 07/01/2031 ..........................        1,591
              California State, GO:
      2,000     (CIFG-TCRS Insured),
                5.000% due 10/01/2022 ..........................        2,126
      4,430     (FGIC-TCRS Insured),
                5.500% due 06/01/2025 ..........................        4,835
                (Veterans), AMT:
      1,280   Series BJ,
                5.700% due 12/01/2032 ..........................        1,318
        960   Series BT,
                5.000% due 12/01/2012 ..........................          977
      3,050     (XLCA Insured),
                6.750% due 08/01/2012 ..........................        3,735
      2,815   California Statewide Communities
                Development Authority, COP, (Cedars-Sinai
                Medical Center), (MBIA-IBC Insured),
                6.500% due 08/01/2012 ..........................        3,158
              California Statewide Communities
                Development Authority, MFHR, (Equity
                Residential Housing):
      1,000     Series B,
                5.200% due 12/01/2029 ..........................        1,071
      3,300     Series C,
                5.200% due 06/15/2009 ..........................        3,535
        975   Carson, Improvement Board Act of 1915, GO,
                7.375% due 09/02/2022 ..........................          987
      1,000   Carson, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured),
                5.500% due 10/01/2016 ..........................        1,163
      3,195   Castaic Lake, Water Agency, COP, (1994
                Refunding Project), Series A, (AMBAC
                Insured),
                5.000% due 08/01/2019 ..........................        3,478
      1,000   Chino Valley, Unified School District, COP,
                Series A, (FSA Insured),
                5.250% due 09/01/2014 ..........................        1,121

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

$     3,000   Chula Vista, COP, (MBIA Insured),
                5.000% due 08/01/2027 ..........................  $     3,154
        350   Chula Vista, IDR, (San Diego Gas and
                Electric Company), Series A, AMT,
                4.900% due 03/01/2023 ..........................          355
      1,825   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien, Series A,
                (FSA Insured),
                4.700% due 09/02/2014 ..........................        1,981
      2,665   Chula Vista, Redevelopment Agency, Tax
                Allocation Revenue,
                8.625% due 09/01/2024 ..........................        2,958
      2,000   Coachella, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 3 Project),
                5.875% due 12/01/2028 ..........................        2,054
      2,160   Contra Costa County, Public Financing
                Authority, Lease Revenue, (Capital
                Projects), Series B, (MBIA Insured),
                5.250% due 06/01/2027 ..........................        2,314
      5,000   Contra Costa, Community College District,
                GO, (Election of 2002), (MBIA Insured),
                5.000% due 08/01/2029 ..........................        5,261
              Contra Costa, Water District Revenue,
                Series K, (FSA Insured):
      1,445     5.000% due 10/01/2017 ..........................        1,579
      1,520     5.000% due 10/01/2018 ..........................        1,659
      1,285   Corona, COP, (Clearwater Cogeneration
                Project), (MBIA Insured),
                5.000% due 09/01/2017 ..........................        1,397
      1,500   Culver City, Redevelopment Finance
                Authority, Tax Allocation Revenue,
                Series B,
                6.250% due 11/01/2025 ..........................        1,527
      1,665   Davis, Public Facilities Finance Authority
                Local Agency, Special Tax Revenue, (Mace
                Ranch Area), Series A,
                6.600% due 09/01/2025 ..........................        1,752
      1,215   Fairfield, Housing Authority, Mortgage
                Revenue, (Creekside Estates Mobile
                Homes),
                5.625% due 09/01/2023 ..........................        1,226
      2,460   Folsom Cordova, Unified School District,
                GO, (School Facilities Improvement
                District No. 1), Series B, (MBIA Insured),
                5.000% due 10/01/2022 ..........................        2,659
      1,000   Fontana, Redevelopment Agency, Tax
                Allocation Revenue, (Southwest Industrial
                Park Project), (MBIA Insured),
                5.200% due 09/01/2030 ..........................        1,068
              Foothill Eastern Transportation Corridor
                Agency, Toll Road Revenue:
      9,000     Zero coupon due 01/15/2026 .....................        7,476
     20,000     Zero coupon due 01/15/2030 .....................        4,632
     10,000     Zero coupon due 01/15/2032 .....................        2,045
     10,000     Zero coupon due 01/15/2033 .....................        1,926
     10,000     Zero coupon due 01/15/2034 .....................        1,810
     10,000     Zero coupon due 01/15/2036 .....................        1,602
     10,000     Zero coupon due 01/15/2037 .....................        1,509
      9,000     Zero coupon due 01/15/2038 .....................        1,277




                  See Notes to Portfolio of Investments.                      43

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     2,000   Fresno, Joint Powers Financing Authority,
                Lease Revenue, Series A, (FSA Insured),
                5.750% due 06/01/2026 ..........................  $     2,289
      1,000   Hi Desert, Members Health Care District,
                Health Care Revenue,
                5.500% due 10/01/2015 ..........................        1,002
      3,000   Highland, Redevelopment Agency, Tax
                Allocation Revenue, (Highland
                Redevelopment Project Area No. 1),
                Series A, (AMBAC Insured),
                5.000% due 12/01/2028 ..........................        3,153
              Huntington Beach, Union High School District,
                GO, (Election of 2004), (FSA Insured):
      2,000     5.000% due 08/01/2027 ..........................        2,119
      5,000     5.000% due 08/01/2029 ..........................        5,261
      2,000   Huntington Park, Public Financing Authority,
                Lease Revenue, (Wastewater System
                Project),
                6.200% due 10/01/2025 ..........................        2,091
      5,000   Imperial Irrigation District, COP, (Water
                System Projects), (AMBAC Insured),
                5.500% due 07/01/2029 ..........................        5,537
      1,250   Imperial, Water Facilities Revenue, COP,
                (FGIC Insured),
                5.000% due 10/15/2020 ..........................        1,345
      1,000   Irvine, Meadows Mobile Home Park,
                Mortgage Revenue, Series A,
                5.700% due 03/01/2018 ..........................        1,046
              Irvine, Public Facilities & Infrastructure
                Authority, Assessment Revenue,
                (AMBAC Insured):
                Series B:
      1,455     5.000% due 09/02/2020 ..........................        1,501
      3,630     5.000% due 09/02/2021 ..........................        3,745
      2,000     Series C,
                5.000% due 09/02/2023 ..........................        2,061
      1,825   La Canada, Unified School District, GO,
                (Election of 2004), Series A, (MBIA
                Insured),
                5.500% due 08/01/2028 ..........................        2,034
              La Quinta, Financing Authority, Local
                Agency Revenue, Series A, (AMBAC
                Insured):
      2,000     5.000% due 09/01/2029 ..........................        2,097
      1,000     5.250% due 09/01/2024 ..........................        1,096
      1,500   La Verne, Public Financing Authority,
                Revenue Bonds, (Capital Improvement
                Projects),
                7.250% due 09/01/2026 ..........................        1,573
      1,000   Laguna Hills, COP, (Community Center
                Project), (MBIA Insured),
                5.000% due 12/01/2017 ..........................        1,086
      1,975   Lake Elsinore, Public Financing Authority,
                Local Agency Revenue, Series G,
                5.800% due 09/02/2015 ..........................        2,096

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------


$     2,000   Long Beach, Community Facilities District
                No. 5, Special Tax Revenue, (Towne Center),
                6.875% due 10/01/2025 ..........................  $     2,089
      1,315   Long Beach, Redevelopment Agency, Tax
                Allocation Revenue, (North Long Beach
                Redevelopment Projects), Series A,
                (AMBAC Insured),
                5.000% due 08/01/2022 ..........................        1,396
        320   Los Angeles, Community Redevelopment
                Agency, Housing Revenue, Series C,
                (AMBAC Insured),
                6.750% due 07/01/2014 ..........................          327
      2,500   Los Angeles, Community Redevelopment
                Agency, Tax Allocation Revenue, (North
                Hollywood Project), Series E, (MBIA
                Insured),
                5.400% due 07/01/2024 ..........................        2,768
         15   Los Angeles, Home Mortgage Revenue,
                (Mortgage-Backed Securities Project),
                (GNMA Collateral),
                8.100% due 05/01/2017 ..........................           15
      1,000   Los Angeles, MFHR, (Ridgecroft Apartments
                Project), Series E, AMT, (GNMA
                Collateral),
                6.250% due 09/20/2039 ..........................        1,040
      1,445   Los Angeles, Special Assessment Revenue,
                (Landscaping & Lighting District No. 96-1
                Project), (AMBAC Insured),
                5.000% due 03/01/2022 ..........................        1,529
      1,405   Los Gatos-Saratoga, Joint Unified High
                School District, GO, (Election of 1998),
                Series B,
                5.750% due 12/01/2021 ..........................        1,599
              Moreno Valley, Unified School District, COP,
                (FSA Insured):
      1,600     5.000% due 03/01/2025 ..........................        1,696
      1,760     5.000% due 03/01/2027 ..........................        1,851
      1,490   Mountain View, Shoreline Regional Park
                Community, Tax Allocation Revenue,
                Series A, (MBIA Insured),
                5.250% due 08/01/2015 ..........................        1,655
      2,785   Needles, Public Utilities Authority, Utilities
                Revenue, (Utilities System Acquisition
                Project), Series A,
                6.500% due 02/01/2022 ..........................        2,869
              Oakland, Alameda County Unified School
                District, COP, (Energy Retrofit Project):
      1,825     (Pre-refunded to 11/15/2005),
                7.000% due 05/15/2011** ........................        1,930
      3,445     (Pre-refunded to 11/15/2006),
                6.750% due 11/15/2014** ........................        3,776
      1,300   Oakland, Revenue Bonds, (YMCA East Bay
                Project),
                7.100% due 06/01/2010 ..........................        1,350
      1,565   Oakland, Unified School District, GO,
                (Alameda County School Improvements),
                (FSA Insured),
                5.000% due 08/01/2017 ..........................        1,641
      1,485   Oceanside, Community Facilities District No.
                01-1, Special Tax Revenue, (Morro Hills
                Development Project), Series A,
                5.500% due 09/01/2029 ..........................        1,491




44                See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     1,500   Oceanside, COP, Series A, (AMBAC Insured),
                5.250% due 04/01/2018 ..........................  $     1,659
      4,000   Orange County, COP, Series A, (MBIA
                Insured),
                5.800% due 07/01/2016 ..........................        4,267
              Oxnard, Harbor District, Revenue Bonds:
      1,200     Series A, AMT,
                5.750% due 08/01/2020 ..........................        1,254
      1,000     Series B,
                6.000% due 08/01/2024 ..........................        1,060
      1,090   Pacifica, Wastewater Revenue, (AMBAC
                Insured),
                5.000% due 10/01/2024 ..........................        1,164
      1,280   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project Area No. 2),
                Series A, (MBIA Insured),
                5.000% due 08/01/2022 ..........................        1,376
      1,995   Pomona, COP, (Mission Promenade Project),
                Series AE, (AMBAC Insured),
                5.375% due 10/01/2032 ..........................        2,168
      5,000   Pomona, Public Financing Authority, Tax
                Allocation Revenue, (Merged
                Redevelopment Project), Series AD,
                (MBIA Insured),
                5.000% due 02/01/2021 ..........................        5,268
      1,000   Pomona, Unified School District, GO,
                (MBIA Insured),
                6.150% due 08/01/2030 ..........................        1,217
      5,000   Port of Oakland, Airport & Marina Revenue,
                Series K, AMT, (FGIC Insured),
                5.750% due 11/01/2029 ..........................        5,501
      1,000   Poway, Housing Revenue, (Poinsettia Mobile
                Home Park Project),
                5.000% due 05/01/2023 ..........................        1,004
      1,000   Poway, Redevelopment Agency, Tax
                Allocation Revenue, (Paguay
                Redevelopment Project), (AMBAC Insured),
                5.375% due 06/15/2019 ..........................        1,118
      2,750   Redding, Electrical Systems, COP, (Inverse
                Floater), (MBIA Insured),
                10.981% due 07/01/2022+ ........................        4,123
      1,000   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                7.125% due 07/01/2026 ..........................        1,050
      2,100   Riverside County, Public Financing
                Authority, COP,
                5.800% due 05/15/2029 ..........................        2,185
              Rocklin, Unified School District, Capital
                Appreciation, GO, (FGIC Insured):
      1,030     Zero coupon due 08/01/2014 .....................          651
      1,210     Zero coupon due 08/01/2016 .....................          680
      1,255     Zero coupon due 08/01/2017 .....................          667
      1,360     Zero coupon due 08/01/2019 .....................          646
      1,415     Zero coupon due 08/01/2020 .....................          636
      1,225     Zero coupon due 08/01/2023 .....................          467

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

              Sacramento County, Airport System Revenue,
                Series A, (FSA Insured):
$     2,425     5.250% due 07/01/2019 ..........................  $     2,663
      1,000     5.250% due 07/01/2020 ..........................        1,103
      2,000   Sacramento County, Sanitation District
                Financing Authority, Sewer Revenue, ETM,
                5.000% due 12/01/2016 ..........................        2,036
              Saddleback Valley, Unified School District,
                GO, (Election of 2004),
                Series A, (FSA Insured):
      3,000     5.000% due 08/01/2027 ..........................        3,178
      4,000     5.000% due 08/01/2029 ..........................        4,209
              Salinas Valley, Solid Waste Authority,
                Resource Recovery Revenue, AMT,
                (AMBAC Insured):
      2,475     5.250% due 08/01/2027 ..........................        2,601
      2,000     5.250% due 08/01/2031 ..........................        2,093
              San Bernardino, Redevelopment Agency, Tax
                Allocation Revenue, (San Sevaine
                Redevelopment Project), Series A:
      1,000     6.900% due 09/01/2018 ..........................        1,093
      2,000     7.100% due 09/01/2029 ..........................        2,157
      1,885   San Buenaventura, COP, Series B, (AMBAC
                Insured),
                5.500% due 01/01/2017 ..........................        2,122
      3,520   San Diego County, COP, (Edgemoor &
                Regional Communications System
                Refunding Project), (AMBAC Insured),
                5.000% due 02/01/2027*** .......................        3,717
              San Diego, Redevelopment Agency, Auto
                Parking Revenue:
      1,000     (Centre City Redevelopment Project),
                Series A,
                6.400% due 09/01/2019 ..........................        1,079
      1,085     (Southcrest Redevelopment Project),
                6.500% due 10/01/2025 ..........................        1,181
      4,000   San Diego, Water Authority Revenue, COP,
                Series B, (Inverse Floater), (MBIA Insured),
                11.120% due 04/08/2021+ ........................        4,538
              San Francisco City and County,
                International Airports Commission,
                Airport Revenue, Second Series,
                AMT, (MBIA Insured):
      4,000     Issue 27A,
                5.250% due 05/01/2026 ..........................        4,172
      4,070     Issue 28A,
                5.250% due 05/01/2020 ..........................        4,349
      2,575   San Francisco City and County,
                Redevelopment Agency, Lease Revenue,
                (George R. Moscone Convention Center
                Project), (XLCA Insured),
                Zero coupon due 07/01/2013 .....................        1,864
              San Francisco City and County,
                Redevelopment Financing Authority,
                Tax Allocation Revenue,
                (San Francisco Redevelopment  Projects),
                Series A, (FSA Insured):
      3,150     5.000% due 08/01/2017 ..........................        3,338
      3,320     5.000% due 08/01/2018 ..........................        3,518



                  See Notes to Portfolio of Investments.                      45

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     3,765   San Jose, Airport Revenue, Series A, (FSA
                Insured),
                5.375% due 03/01/2017 ..........................  $     4,221
      9,310   San Jose, Financing Authority, Lease Revenue,
                (Convention Center Project), Series F,
                (MBIA Insured),
                5.000% due 09/01/2018 ..........................       10,117
      1,000   San Jose, MFHR, (Sixth & Martha Family
                Apartments), AMT, (FNMA Collateral),
                5.875% due 03/01/2033 ..........................        1,045
        795   San Juan, Basin Authority, Lease Revenue,
                (Ground Water Recovery Project),
                (AMBAC Insured),
                5.000% due 12/01/2022 ..........................          845
      3,780   San Juan, Unified School District, GO,
                (Election of 2002), Series A, (MBIA
                Insured),
                5.000% due 08/01/2027 ..........................        4,004
      4,000   San Marcos, Public Facilities Authority, Sr.
                Tax Incremental Revenue, (Project Area
                No. 3-A), (AMBAC Insured),
                5.000% due 10/01/2034 ..........................        4,169
      1,350   Santa Monica-Malibu, Unified School
                District, GO,
                5.750% due 08/01/2025 ..........................        1,556
      4,505   Santa Rosa, Mortgage Revenue, (Channate
                Lodge), (FHA Insured),
                6.700% due 12/01/2024 ..........................        4,556
      3,000   Semitropic Improvement District of
                Semitropic Water Storage District, Water
                Banking Revenue, Series A, (XLCA
                Insured),
                5.125% due 12/01/2035 ..........................        3,151
      1,880   Simi Valley, Community Development
                Agency, Commonwealth Mortgage
                Revenue, (Sycamore Plaza II),
                6.000% due 09/01/2012** ........................        1,959
              South Gate, Public Financing Authority, Tax
                Allocation Revenue, (South Gate
                Redevelopment Project No. 1):
      2,090     (AMBAC Insured),
                5.250% due 09/01/2022 ..........................        2,287
      1,500     (XLCA Insured),
                5.000% due 09/01/2016 ..........................        1,643
      1,780   Stockton-East, Water District, COP, (1975 &
                1990 Projects), Series A, (FGIC Insured),
                5.250% due 04/01/2022 ..........................        1,950
      3,270   Temecula, Redevelopment Agency, Tax
                Allocation Revenue, (Redevelopment
                Project No.1), (MBIA Insured),
                5.250% due 08/01/2036 ..........................        3,509
      1,000   Torrance, Hospital Revenue, (Torrance
                Memorial Medical Center), Series A,
                6.000% due 06/01/2022 ..........................        1,129
      1,900   Turlock, COP, (Emanuel Medical Center Inc.
                Project), Series A,
                5.375% due 10/15/2034 ..........................        1,914

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000S)
     ------                                                          ------

$     1,000   Tustin, Community Facilities District No.
                04-1, Special Tax Revenue, (Tustin
                Legacy/John Laing Homes Project),
                5.375% due 09/01/2029 ..........................  $     1,010
              University of California, College & University
                Revenue, (Multi-Purpose Projects), (FGIC
                Insured):
                Series M:
      2,260     5.125% due 09/01/2017 ..........................        2,474
      4,635     5.125% due 09/01/2018 ..........................        5,074
      2,035   Vallejo City, Unified School District, GO,
                Series A, (MBIA Insured),
                5.900% due 02/01/2021 ..........................        2,496
      3,040   Ventura County, COP, (Public Financing
                Authority I), Series A, (FSA Insured),
                5.250% due 08/15/2016 ..........................        3,330
              Walnut, Public Financing Authority, Tax
                Allocation Revenue, (Walnut Improvement
                Project), (AMBAC Insured):
      1,660     5.375% due 09/01/2018 ..........................        1,861
      2,305     5.375% due 09/01/2022 ..........................        2,569
      1,350   West Contra Costa, Unified School District,
                GO, Series A, (MBIA Insured),
                5.350% due 02/01/2017 ..........................        1,558
                                                                  -----------
                                                                      420,771
                                                                  -----------

     VIRGIN ISLANDS - 0.5%
              Virgin Islands, Public Finance Authority,
                Revenue Bonds, (Gross Receipts of Taxes
                on Loan Notes), Series A:
        900     5.625% due 10/01/2010 ..........................          953
      1,000     6.375% due 10/01/2019 ..........................        1,157
                                                                  -----------
                                                                        2,110
                                                                  -----------

              Total Municipal Bonds and Notes
                (Cost $395,842) ................................      422,881
                                                                  -----------

 SHORT-TERM MUNICIPAL BONDS - 0.6%
   (COST $2,500)
      2,500   California Housing Finance Agency,
                Home Mortgage Revenue, Series U, AMT,
                (FSA Insured),
                1.900% due 02/01/2032++ ........................        2,500
                                                                  -----------

TOTAL INVESTMENTS+++ (Cost $398,342*) ...................   99.6%     425,381
OTHER ASSETS (LIABILITIES) (Net) ........................    0.4        1,504
                                                           -----  -----------
NET ASSETS ..............................................  100.0% $   426,885
                                                           =====  ===========


-------------------------------
        * Aggregate cost for federal tax purposes.
       ** Security deemed illiquid by the Portfolio Manager.
      *** Security purchased on a when-issued basis.
        + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2005.
       ++ Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at January 31, 2005.
      +++ All securities segregated as collateral for when-issued securities.




46                See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


California Municipal Fund had the following industry concentrations greater than 10% at January 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  General Purpose    41.4%
                  General Obligation 15.3%
                  Transportation     11.0%

California Municipal Fund had the following insurance concentrations greater than 10% at January 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  MBIA               26.6%
                  AMBAC              16.5%
                  FSA                12.9%



                                GLOSSARY OF TERMS
--------------------------------------------------------------------------------
          ACA     -- ACA Financial Guaranty  Corporation
          AMBAC   -- American Municipal Bond Assurance  Corporation
          AMT     -- Alternative  Minimum  Tax
          CIFG    -- CDC IXIS Financial Guaranty North America,  Inc.
          COP     -- Certificate of Participation
          ETM     -- Escrowed to Maturity
          FGIC    -- Federal Guaranty Insurance  Corporation
          FHA     -- Federal  Housing  Authority
          FHLMC   -- Federal  Home Loan  Mortgage Corporation
          FNMA    -- Federal National Mortgage  Association
          FSA     -- Financial Security Assurance
          GNMA    -- Government National Mortgage  Association
          GO      -- General  Obligation
          IBC     -- Insured  Bond  Certificate
          IDR     -- Industrial Development  Revenue
          MBIA    -- Municipal  Bond  Investors  Assurance
          MFHR    -- Multi-family  Housing  Revenue
          PCR     -- Pollution  Control  Revenue
          SFMR    -- Single Family  Mortgage  Revenue
          TCRS    -- Transferable  Custodial  Receipts
          XLCA    -- XL Capital Assurance Inc.
--------------------------------------------------------------------------------

                  See Notes to Portfolio of Investments.                      47

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

 MUNICIPAL BONDS AND NOTES - 97.4%

     CALIFORNIA - 94.4%
$     1,000   ABAG Financing Authority for Nonprofit
                Corporations, COP, (Episcopal Homes
                Foundation),
                6.250% due 08/15/2030 ..........................  $     1,092
      1,000   Alameda County, COP, (MBIA Insured),
                (Santa Rita Jail Project),
                5.375% due 06/01/2009 ..........................        1,063
      1,000   Alameda County, Public Financing Authority,
                Lease Revenue,
                5.000% due 09/02/2008 ..........................        1,022
              Anaheim Public Financing Authority,
                Distribution System Revenue,
                (City of Anaheim Electric System
                Distribution Facilities), (MBIA Insured):
        980     2.500% due 10/01/2005 ..........................          983
      1,025     3.000% due 10/01/2006 ..........................        1,039
      2,000   Anaheim, Public Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series A, (AMBAC Insured),
                5.250% due 08/01/2013 ..........................        2,249
              Anaheim, Public Financing Authority,
                Power & Light  Revenue,
                (Electric System Generation Project),
                Series B, (FSA Insured):
      2,000     5.000% due 10/01/2015 ..........................        2,183
      2,000     5.250% due 10/01/2014 ..........................        2,251
      1,130   Baldwin Park Public Financing Authority,
                Sales Tax & Tax Allocation Revenue,
                (Puente Merced Redevelopment Project),
                4.625% due 08/01/2016 ..........................        1,166
      1,000   California Educational Facilities Authority,
                Student Loan Revenue, (California Loan
                Program), Series A, AMT, (MBIA Insured),
                5.100% due 03/01/2014 ..........................        1,061
      1,000   California Health Facilities Financing
                Authority, Health Care Revenue, (Insured
                De Las Companas Project), Series A,
                (AMBAC Insured),
                5.875% due 07/01/2009 ..........................        1,034
              California Housing Finance Agency,
                Mortgage Revenue:
        445     Series E, (MBIA Insured),
                6.050% due 08/01/2006 ..........................          445
                Series N, AMT, (AMBAC Insured):
      1,000     5.000% due 08/01/2008 ..........................        1,053
      1,000     5.100% due 02/01/2009 ..........................        1,056
      1,000   California State Department of Transportation,
                Federal Highway Grant Anticipation
                Revenue, Series A, (AMBAC Insured),
                4.000% due 02/01/2010 ..........................        1,057
              California State Department of Water
                Resources, Power Supply Revenue, Series A:
      1,675     (MBIA-IBC Insured),
                5.250% due 05/01/2015 ..........................        1,861
      4,000     (XLCA Insured),
                5.375% due 05/01/2017 ..........................        4,463
      3,000   California State Department of Water
                Resources, Water System Revenue, (Central
                Valley Project), Series Y, (FGIC Insured),
                5.250% due 12/01/2014                                   3,387

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

              California State Public Works Board, Lease
                Revenue:
$     1,000     (California Community Colleges), Series A,
                (AMBAC Insured),
                5.250% due 12/01/2012 ..........................  $     1,089
      2,000     (California State University), Series A,
                (AMBAC Insured),
                5.375% due 10/01/2017 ..........................        2,134
      2,000     (Department of Corrections Program),
                5.250% due 06/01/2012 ..........................        2,265
      1,000     (Department of Corrections-Ten
                Administrative Segregation Housing Units),
                Series A, (AMBAC Insured),
                5.250% due 03/01/2016 ..........................        1,097
      2,750     (Department of General Services), (Capitol
                East End Complex-Blocks 171-174 & 225),
                Series A, (AMBAC Insured),
                5.250% due 12/01/2014 ..........................        3,075
              California State, GO:
      2,000     (FGIC-TCRS Insured),
                7.000% due 10/01/2010 ..........................        2,417
      1,000     (FSA Insured),
                5.500% due 03/01/2012 ..........................        1,127
                (MBIA-IBC Insured):
      2,000     5.750% due 10/01/2010 ..........................        2,293
      2,000     6.250% due 09/01/2012 ..........................        2,398
      1,985     (XLCA Insured),
                5.500% due 03/01/2011 ..........................        2,247
      1,600   California Statewide Communities
                Development Authority, COP, (Children's
                Hospital of Los Angeles Project), (MBIA
                Insured),
                6.000% due 06/01/2007 ..........................        1,733
              California Statewide Communities
                Development Authority, Water Revenue,
                (Pooled Financing Program), (FSA Insured):
      1,600     Series A,
                3.000% due 10/01/2005 ..........................        1,611
      1,845     Series C,
                5.250% due 10/01/2015 ..........................        2,065
      1,240   Chino Valley, Unified School District, COP,
                Series A, (FSA Insured),
                5.250% due 09/01/2013 ..........................        1,390
      1,095   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien, Series A,
                (FSA Insured),
                4.500% due 09/02/2013 ..........................        1,184
      1,660   Corona, COP, (Clearwater Cogeneration and
                Recycled Water Projects), (MBIA Insured),
                5.000% due 09/01/2016 ..........................        1,814
              Emeryville, Public Financing Authority,
                Revenue Bonds, (Emeryville Redevelopment
                Project), Series A, (MBIA Insured):
      1,265     5.250% due 09/01/2015 ..........................        1,422
      1,400     5.250% due 09/01/2017 ..........................        1,563
      1,000   Fresno, Unified School District, GO, Series B,
                (MBIA Insured),
                5.000% due 02/01/2018 ..........................        1,113

48                See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS (CONTINUED)

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$       685   Golden West Schools Financing Authority,
                Revenue Bonds, Series A, (MBIA Insured),
                5.650% due 02/01/2012 ..........................  $       793
      1,045   Grand Terrace, Community Redevelopment
                Agency, Tax Allocation Revenue,
                (Community Redevelopment Project),
                (AMBAC Insured),
                2.000% due 09/01/2005 ..........................        1,045
      1,075   Hartnell, Community College District, GO,
                (Election of 2002), Series A, (MBIA
                Insured),
                5.000% due 08/01/2016 ..........................        1,179
      1,615   Inglewood, Unified School District, GO,
                (Election of 1998), Series C, (FSA Insured),
                5.250% due 10/01/2017 ..........................        1,808
      1,195   Kings Canyon, Joint Unified School District,
                GO, (FGIC Insured),
                5.375% due 08/01/2015 ..........................        1,344
      1,080   Long Beach, Bond Financing Authority,
                Lease Revenue, (Public Safety Facilities
                Projects), (AMBAC Insured),
                5.250% due 11/01/2013 ..........................        1,216
      3,000   Long Beach, Harbor Department Revenue,
                Series B, (FGIC Insured),
                5.000% due 05/15/2016 ..........................        3,320
        450   Los Angeles, Community College District,
                GO, Series A, (FSA Insured),
                3.000% due 08/01/2005 ..........................          452
      1,300   Los Angeles, Department of Water & Power,
                Power System Revenue, Series A-2,
                (MBIA Insured),
                5.000% due 07/01/2017 ..........................        1,419
      2,500   Los Angeles, Harbor Department Revenue,
                Series B, AMT,
                5.500% due 08/01/2008 ..........................        2,617
      1,045   Los Angeles, Municipal Improvement
                Corporation, Lease Revenue, (City of Los
                Angeles Central Library Project), Series AT,
                (MBIA Insured),
                5.500% due 06/01/2017 ..........................        1,179
      1,500   Los Angeles, State Building Authority, Lease
                Revenue, (State of California Department of
                General Services Lease Project), Series A,
                (MBIA-IBC Insured),
                5.625% due 05/01/2011 ..........................        1,684
      4,000   Los Angeles, Unified School District, GO,
                (Election of 2004), Series B, (FSA Insured),
                5.000% due 07/01/2008 ..........................        4,344
      2,105   M-S-R Public Power Agency, San Juan
                Project Revenue, Series I, (MBIA Insured),
                5.000% due 07/01/2015 ..........................        2,295
      1,015   Nevada Irrigation District, COP, (FGIC
                Insured),
                5.000% due 01/01/2013 ..........................        1,129
      1,000   North Orange County, Community College
                District, GO, Series A, (MBIA Insured),
                5.250% due 08/01/2014 ..........................        1,129
      1,575   Oceanside, COP, Series A, (AMBAC
                Insured),
                5.250% due 04/01/2016 ..........................        1,745

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------
              Ontario, Redevelopment Financing Authority,
                Lease Revenue:
$     1,055     (Capital Projects), (AMBAC Insured),
                5.500% due 08/01/2016 ..........................  $     1,198
      1,060     (Project No.1, Center City & Cimarron
                Projects), (MBIA Insured),
                5.250% due 08/01/2016 ..........................        1,177
      1,000   Orange County, Public Financing Authority,
                Lease Revenue, (Juvenile Justice Center
                Facility Project), (AMBAC Insured),
                5.375% due 06/01/2016 ..........................        1,125
      1,000   Orange County, Water District Revenue, COP,
                Series B, (MBIA Insured),
                5.000% due 08/15/2018** ........................        1,098
        795   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project Area No. 2),
                Series A, (MBIA Insured),
                5.000% due 08/01/2012 ..........................          889
      1,000   Port of Oakland, Airport & Marina Revenue,
                Series N, AMT, (MBIA Insured),
                5.000% due 11/01/2011 ..........................        1,098
      1,210   Redding Joint Powers Financing Authority,
                Lease Revenue, (2004 Civic Center
                Refunding and Parks Project), Series B,
                (AMBAC Insured),
                5.000% due 03/01/2015 ..........................        1,338
      1,590   Redlands, COP, (AMBAC Insured),
                5.000% due 09/01/2017 ..........................        1,729
        385   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                6.750% due 07/01/2006 ..........................          398
      2,090   Richmond, Joint Powers Financing Authority,
                Tax Allocation Revenue, Series A, (MBIA
                Insured),
                5.500% due 09/01/2017 ..........................        2,334
      2,725   Riverside, Murrieta Valley Unified School
                District, GO, (FSA Insured),
                3.000% due 09/01/2005 ..........................        2,742
      1,100   Riverside, Special Tax Revenue, (Community
                Facilities District No. 90-1-A), (MBIA
                Insured),
                5.500% due 09/01/2013 ..........................        1,247
      1,000   San Bernardino County, COP, (West Valley
                Detention Center Refinancing Project),
                Series B, (MBIA Insured),
                5.000% due 11/01/2009 ..........................        1,103
      1,840   San Diego County, COP, (Motorola),
                (AMBAC Insured),
                5.000% due 02/01/2011 ..........................        2,036
              San Francisco City and County, International
                Airports Commission, Airport Revenue,
                Second Series, AMT:
      1,000     Issue 22, (AMBAC Insured),
                6.000% due 05/01/2008 ..........................        1,095
      2,290     Issue 28A, (MBIA Insured),
                5.000% due 05/01/2012 ..........................        2,489
      2,000     Issue 30, (XLCA Insured),
                5.250% due 05/01/2015 ..........................        2,237




                  See Notes to Portfolio of Investments.                      49

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
     ------                                                          ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     1,000   San Francisco City and County, Public
                Utilities Commission, Water Revenue,
                Series A, (FSA Insured),
                5.000% due 11/01/2016 ..........................  $     1,095
        710   San Francisco State Building Authority, Lease
                Revenue, (State of California San Francisco
                Civic Center Complex Project), Series A,
                (AMBAC Insured),
                6.000% due 12/01/2006 ..........................          758
      1,305   San Joaquin County, COP, (Solid Waste
                System Facilities Project), (MBIA Insured),
                5.000% due 04/01/2016 ..........................        1,421
      1,200   San Jose, Financing Authority, Lease Revenue,
                (Convention Center Project), Series F,
                (MBIA Insured),
                5.000% due 09/01/2016 ..........................        1,309
        850   Santa Ana Financing Authority, Lease
                Revenue, (Police Administration and
                Holding Facility), Series A, (MBIA
                Insured),
                4.000% due 07/01/2006 ..........................          872
      1,050   Santa Ana, COP, (Santa Ana Recycling
                Project), Series A, AMT, (AMBAC
                Insured),
                5.400% due 05/01/2007 ..........................        1,078
      2,000   Santa Clara Valley Transportation Authority,
                Sales Tax Revenue, Series A, (AMBAC
                Insured),
                5.500% due 04/01/2036 ..........................        2,103
              Santa Maria,  Redevelopment Agency, Lease
                Revenue,  (Town Center & Westside Parking
                Facilities Project), (AMBAC Insured):
        165     5.000% due 06/01/2013 ..........................          184
      1,085     5.250% due 06/01/2015 ..........................        1,211
      1,160   Shasta, Joint Powers Financing Authority,
                Lease Revenue, (County Administration
                Building Project), Series A, (MBIA
                Insured),
                5.250% due 04/01/2017 ..........................        1,284
      1,000   South Gate, Public Financing Authority,
                Tax Allocation Revenue, (South Gate
                Redevelopment Project No. 1),
                (XLCA Insured),
                5.000% due 09/01/2016 ..........................        1,095
      1,300   South Orange County, Public Financing
                Authority, Special Tax Revenue, (Foothill
                Area-Mello Roos), Series C, (FGIC
                Insured),
                6.500% due 08/15/2010 ..........................        1,533
        995   Southern California Home Financing
                Authority, MFHR, (The Fountains Project),
                Series A, AMT, (FNMA Collateral),
                5.400% due 01/01/2027 ..........................        1,016
        940   Stanton, MFHR, (Continental Gardens LP
                Project), AMT, (FNMA Collateral),
                5.625% due 08/01/2029 ..........................          998

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

$     1,305   Stockton, Community Facilities District No. 1,
                Supplemental Tax Revenue, (Mello Roos-
                Weston Ranch), Series A,
                5.500% due 09/01/2009 ..........................  $     1,385
              Sunnyvale, Solid Waste Revenue, (AMBAC
                Insured):
      1,000     5.250% due 10/01/2012 ..........................        1,105
      1,000     5.500% due 10/01/2014 ..........................        1,117
      1,000     5.500% due 10/01/2016 ..........................        1,107
      1,000   Tracy, Area Public Facilities Financing
                Agency, Special Tax Revenue, (Community
                Facilities District No. 87-1-H), (MBIA
                Insured),
                5.875% due 10/01/2013 ..........................        1,075
                                                                  -----------
                                                                      138,279
                                                                  -----------

     GUAM - 0.8%
      1,000   Guam Government, GO, Series A, (FSA
                Insured),
                5.500% due 12/01/2011 ..........................        1,144
                                                                  -----------

     PUERTO RICO - 2.2%
      2,000   Puerto Rico Commonwealth, GO, Series E,
                (MBIA Insured),
                5.000% due 07/01/2028 ..........................        2,151
      1,000   Puerto Rico Public Building Authority,
                Government Facilities Revenue,
                Series K, (MBIA Insured),
                4.000% due 07/01/2026 ..........................        1,035
                                                                  -----------
                                                                        3,186
                                                                  -----------

              Total Municipal Bonds and Notes
                (Cost $137,565) ................................      142,609
                                                                  -----------

 SHORT-TERM MUNICIPAL BONDS - 1.2%
      1,300   California Housing Finance Agency, Housing
                Revenue, (Home Mortgages), Series U,
                AMT, (MBIA Insured),
                1.900% due 08/01/2032+ .........................        1,300
        400   Orange County, COP, (Sanitation Districts
                Nos. 1-3, 5-7 & 11), (AMBAC Insured),
                1.880% due 08/01/2016+ .........................          400
                                                                  -----------

              Total Short-Term Municipal Bonds
                (Cost $1,700) ..................................        1,700
                                                                  -----------

TOTAL INVESTMENTS++ (Cost $139,265*) ....................   98.6%     144,309
OTHER ASSETS (LIABILITIES) (Net) ........................    1.4        2,102
                                                           -----  -----------
NET ASSETS ..............................................  100.0% $   146,411
                                                           =====  ===========

-------------------------------
          * Aggregate  cost for  federal tax  purposes.
         ** Security  purchased  on a when-issued basis.
          + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at January 31, 2005.
         ++ All securities segregated as collateral for when-issued securities.




50                See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10% at January 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  General Purpose    36.2%
                  General Obligation 19.1%
                  Transportation     11.1%

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at January 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  MBIA               34.4%
                  AMBAC              24.2%
                  FSA                16.0%



                                GLOSSARY OF TERMS
       ---------------------------------------------------------------
          AMBAC   -- American  Municipal Bond Assurance  Corporation
          AMT     -- Alternative Minimum Tax
          COP     -- Certificates of Participation
          FGIC    -- Federal Guaranty Insurance  Corporation
          FNMA    -- Federal National Mortgage Association
          FSA     -- Financial  Security Assurance
          GO      -- General Obligation
          IBC     -- Insured Bond Certificate
          MBIA    -- Municipal   Bond   Investors   Assurance
          MFHR    -- Multi-family Housing Revenue
          TCRS    -- Transferable  Custodial Receipts
          XLCA    -- XL Capital Assurance
       ---------------------------------------------------------------

                  See Notes to Portfolio of Investments.                      51

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MONEY MARKET FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 COMMERCIAL PAPER (DOMESTIC) - 6.3%
               Cooperative Association of Tractor Dealers Inc.:
               Series A:
$      3,000      2.180% due 03/04/2005+++ .....................  $     2,994
       9,000      2.560% due 03/02/2005+++ .....................        8,982
      10,200      2.850% due 07/19/2005+++ .....................       10,064
               Series B:
       6,000      2.770% due 05/31/2005+++ .....................        5,945
       6,100      2.860% due 06/28/2005+++ .....................        6,029
      10,000   Goldman Sachs Group,
                  2.340% due 02/03/2005+++ .....................        9,999
                                                                  -----------
               Total Commercial Paper (Domestic)
                  (Cost $44,013) ...............................       44,013
                                                                  -----------

 MEDIUM TERM NOTES - 13.9%
       2,000   American Express Credit Corporation,
                  Series B,
                  4.250% due 02/07/2005 ........................        2,001
               American Honda Finance Corporation:
      15,000      2.386% due 02/11/2005++** ....................       15,000
      10,000      2.570% due 07/11/2005++** ....................       10,000
               General Electric Capital Corporation,
                  Series A:
      10,200      2.356% due 05/12/2005++ ......................       10,204
       8,778      7.250% due 02/01/2005 ........................        8,778
       3,500   JPMorgan Chase & Company, Sr. Note,
                  2.690% due 03/07/2005++ ......................        3,501
      10,000   MBIA Global Funding LLC,
                  2.360% due 02/07/2005++** ....................       10,000
               Merrill Lynch & Company, Inc., Note:
      10,000      2.760% due 07/11/2005++ ......................       10,009
                  Series B:
       5,000      2.720% due 03/08/2005++                               5,001
      17,290      2.870% due 06/13/2005++ ......................       17,316
       5,000   National City Bank, Note,
                  2.300% due 05/19/2005++ ......................        5,000
                                                                  -----------
               Total Medium Term Notes
                  (Cost $96,810) ...............................       96,810
                                                                  -----------

 CORPORATE BONDS AND NOTES - 36.3%
       1,150   2440 LLC, Note, (LOC: Fifth Third
                  Bank),
                  2.500% due 05/01/2024+** .....................        1,150
       3,250   2880 Stevens Creek LLC, Bond, (LOC:
                  Bank of  the West),
                  2.570% due 11/01/2033+ .......................        3,250
       2,885   ASSK Properties LC, Note, (LOC:
                  Wells Fargo Bank),
                  2.620% due 12/01/2017+ .......................        2,885
               Associates Corporation NA, Sr. Note:
       5,950      6.200% due 05/16/2005 ........................        6,013
      14,625      7.750% due 02/15/2005 ........................       14,661
       1,750   Avatar Corporation, Note, (LOC: Fifth
                  Third Bank),
                  2.500% due 05/01/2039+** .....................        1,750
       1,000   Banaba Properties LLC, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 03/01/2020+ .......................        1,000
       9,350   Bank One Corporation, Note,
                  7.625% due 08/01/2005 ........................        9,566
       1,400   Bedford Hills Golf Club, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 04/01/2013+ .......................        1,400


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------
$      2,405   Boardwalk Enterprises, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 04/01/2024+** .....................  $     2,405
       2,010   BP Canada Energy Company, Deb.,
                  6.750% due 02/15/2005 ........................        2,014
       4,750   BP Capital Markets PLC, Note,
                  4.000% due 04/29/2005 ........................        4,770
       1,450   Brookville Enterprises, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 10/01/2025+ .......................        1,450
       3,000   Campus Research Corporation, Note,
                  Series A, (LOC: Wells Fargo Bank),
                  2.670% due 06/01/2013+ .......................        3,000
      16,000   Canadian Imperial Bank of Commerce,
                  Note,
                  2.330% due 11/28/2005++ ......................       15,993
       3,800   Chatham Capital Corporation, Note,
                  (LOC: Fifth Third Bank),
                  2.450% due 11/01/2026+ .......................        3,800
      12,315   Commercial Credit Corporation, Note,
                  (LOC: Citigroup),
                  6.500% due 06/01/2005 ........................       12,490
       2,000   Community Housing Development, Bond,
                  (LOC: Wells Fargo Bank),
                  2.520% due 08/01/2024+ .......................        2,000
       4,440   Corporate Finance Managers, Note,
                  (LOC: Wells Fargo Bank),
                  2.520% due 02/02/2043+ .......................        4,440
       1,150   Corvasc Real Estate, Note, (LOC: Fifth
                  Third Bank),
                  2.500% due 05/01/2024+ .......................        1,150
       1,000   Crestmont Nursing Home, Note, (LOC:
                  Fifth Third Bank),
                  2.450% due 03/01/2024+** .....................        1,000
       1,500   D & I Properties LLC, Bond, (LOC:
                  Wells Fargo Bank),
                  2.570% due 11/01/2034+ .......................        1,500
       1,600   DBSI First Mortgage 1998, Note,
                  (LOC: U.S. Bank),
                  2.520% due 07/01/2023+ .......................        1,600
         200   Derby Fabricating LLC, Bond, (LOC:
                  Fifth Third Bank),
                  2.500% due 06/01/2024+ .......................          200
       1,000   Elmhurst Memorial Healthcare, Note,
                  (LOC: Fifth Third Bank),
                  2.470% due 01/01/2034+** .....................        1,000
      27,631   Everett Clinic, P.S., Bond, (LOC:
                  Bank of America),
                  2.420% due 05/01/2022+ .......................       27,631
       1,000   Exal Corporation, Note, (LOC: Fifth
                  Third Bank),
                  2.500% due 03/01/2009+ .......................        1,000
       1,000   Family Express LLC, Note, (LOC:
                  Fifth Third Bank),
                  2.450% due 04/01/2028+ .......................        1,000
       1,100   Fifth Third Bank, Note, (LOC: Fifth
                  Third Bank),
                  2.500% due 06/01/2018+** .....................        1,100
       5,000   First Union National Bank, Note,
                  7.700% due 02/15/2005 ........................        5,012
       7,490   Foster Schweihofer Real Estate
                  Holdings Company, LLC, Note,
                  (LOC: Fifth Third Bank),
                  2.450% due 09/20/2033+ .......................        7,490




52                See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
$      9,000   General Electric Capital Corporation,
                  Deb.,
                  8.850% due 04/01/2005 ........................  $     9,109
       1,630   Gold Key Processing Limited, Note,
                  (LOC: Fifth Third Bank),
                  2.500% due 07/01/2024+ .......................        1,630
       2,000   Gulf Gate Apartments, Bond, (LOC:
                  Wells Fargo Bank),
                  2.520% due 09/01/2028+** .....................        2,000
         900   Henderson Regional Authority, Bond,
                  (LOC: Fifth Third Bank),
                  2.500% due 07/01/2023+ .......................          900
       4,600   Iowa 80 Group Inc., Note, (LOC: Wells
                  Fargo Bank),
                  2.550% due 06/01/2016+ .......................        4,600
       1,000   ISO Building LLC, Note, (LOC: Fifth
                  Third Bank),
                  2.500% due 03/01/2023+** .....................        1,000
       1,000   JUL-Mark Investments LLC, Note,
                  (LOC: Fifth Third Bank),
                  2.500% due 10/01/2025+** .....................        1,000
       2,092   KAT LLC, Note, (LOC: Fifth Third
                  Bank),
                  2.500% due 06/01/2029+ .......................        2,092
       1,935   KL Morris Family LP, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 02/01/2020+ .......................        1,935
       1,000   LAL Holding Company, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 08/01/2019+ .......................        1,000
         955   Lauren Company LLC, Bond, (LOC:
                  Wells Fargo Bank),
                  2.520% due 07/01/2033+** .....................          955
       1,000   Lee Family Partnership, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 06/01/2034+ .......................        1,000
       2,200   Lincoln Parkway LLC, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 06/01/2044+ .......................        2,200
       1,800   Marsh Enterprises LLC, Note, (LOC:
                  Fifth Third Bank),
                  2.450% due 01/01/2028+ .......................        1,800
         900   Martin Road Investments, Bond, (LOC:
                  Fifth Third Bank),
                  2.500% due 10/01/2027+ .......................          900
      10,000   MBIA Global Funding, Note,
                  2.440% due 04/08/2005++** ....................       10,001
       4,900   Medical Properties Inc., Revenue Bonds,
                  (Dakota Clinic Ltd. Project),
                  (LOC: ABN AMRO Bank NV),
                  2.430% due 12/15/2024+ .......................        4,900
               Michigan Equity Group, Note, (LOC:
                  Fifth Third Bank):
       1,000      2.500% due 04/01/2034+ .......................        1,000
       2,530      Series B,
                  2.500% due 04/01/2034+** .....................        2,530
       2,300   NO S Properties LLC, Note, (LOC: Fifth
                  Third Bank),
                  2.500% due 08/01/2024+ .......................        2,300
       4,500   Pineview Estates LC, Note, (LOC: Fifth
                  Third Bank),
                  2.450% due 01/01/2023+ .......................        4,500


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

$     14,028   Portland Clinic LLP, Bond, (LOC:
                  U.S. Bank),
                  2.430% due 11/20/2027+ .......................  $    14,028
       1,000   R.O. Davis Real Estate, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 04/01/2023+ .......................        1,000
       1,610   Realty Holding Company LLC,  Note,
                  (LOC: Fifth Third Bank),
                  2.500% due 05/01/2024+** .....................        1,610
       4,600   Rockwood Quarry LLC, Note, (LOC:
                  Fifth Third Bank),
                  2.450% due 12/01/2022+ .......................        4,600
         900   Sanders CRS Exchange LLC, Note, (LOC:
                  Wells Fargo Bank),
                  2.760% due 10/01/2023+** .....................          900
       1,000   SJD Service Company LLC, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 10/01/2023+ .......................        1,000
       1,000   Skeletal Properties, Note, (LOC: Fifth
                  Third Bank),
                  2.500% due 11/01/2014+ .......................        1,000
       3,000   SouthTrust Bank NA, Note,
                  2.230% due 05/02/2005++ ......................        3,000
       1,250   Spartan Medical Facility, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 12/01/2026+** .....................        1,250
       3,000   Stephens & Stephens XI, Bond, (LOC:
                  Bank of the West),
                  2.570% due 11/01/2034+ .......................        3,000
       2,900   Tacoma Goodwill Industries, Bond, (LOC:
                  Bank of America),
                  2.520% due 02/01/2023+ .......................        2,900
       2,000   Titan Holdings Group LLC, Note, (LOC:
                  Fifth Third Bank),
                  2.500% due 05/01/2012+ .......................        2,000
       1,125   United Transportation Union, Bond,
                  (LOC: Fifth Third Bank),
                  2.500% due 06/01/2009+ .......................        1,125
       8,228   Wachovia Corporation, Sr. Note,
                  7.550% due 08/18/2005 ........................        8,430
       1,393   Watts Brothers Frozen Foods, Bond,
                  (LOC: U.S. Bank),
                  2.520% due 07/01/2013+ .......................        1,393
       2,500   Wells Fargo & Company, Sr. Note,
                  7.500% due 04/15/2005 ........................        2,530
       2,260   Westgate Investment Fund, Bond, (LOC:
                  Wells Fargo Bank),
                  2.520% due 02/01/2012+ .......................        2,260
                                                                  -----------
               Total Corporate Bonds and Notes
                  (Cost $253,098)                                     253,098
                                                                  -----------

 TAXABLE MUNICIPAL BONDS - 28.8%
       2,000   ABAG, California, Finance Authority
                  for Nonprofit Corporations, Revenue
                  Bonds, (Public Policy Institute of
                  California Project), Series B, (LOC:
                  Bank of New York),
                  2.640% due 11/01/2031+ .......................        2,000
       6,940   Acworth, Georgia, Downtown
                  Development Authority, IDR, (City of
                  Acworth Cable Fiber Optic Project),
                  (AMBAC Insured),
                  2.520% due 01/01/2017+ .......................        6,940



                  See Notes to Portfolio of Investments.                      53

--------------------------------------------------------------------------------
MONEY MARKET FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 TAXABLE MUNICIPAL BONDS - (CONTINUED)
$      8,800   Brooks County, Georgia, Development
                  Authority, IDR, (Langboard Inc.
                  Project), (LOC: Bank of America),
                  2.560% due 05/01/2018+ .......................  $     8,800
       1,400   California Statewide Communities
                  Development Authority, MFHR,
                  (Pavilions at Sunrise Apartments),
                  Series M-T, (LOC: Fannie Mae),
                  2.450% due 08/15/2034+ .......................        1,400
       2,085   Collier County, Florida, MFHR, (Brittany
                  Bay Apartments Project), Series B,
                  (FNMA Collateral),
                  2.360% due 07/15/2034+ .......................        2,085
       1,225   Colorado Housing & Finance Authority,
                  Economic Development Revenue,
                  (G.A. Wright Asset Management, LLC
                  Project), (LOC: Wells Fargo Bank),
                  2.520% due 04/01/2029+ .......................        1,225
      25,000   Connecticut State Housing Finance
                  Authority, Housing Revenue, (Housing
                  Mortgage Finance Program), Subseries
                  B-6, (AMBAC Insured),
                  2.360% due 11/15/2027+ .......................       25,000
       4,250   Four Dam Pool Power Agency, Alaska,
                  Electric Revenue, Series B, (LOC:
                  Dexia Bank),
                  2.470% due 07/01/2026+ .......................        4,250
       1,400   Illinois Health Facilities Authority,
                  Health Care Revenue, (West Suburban
                  Hospital Medical Center Project),
                  Series B, (LOC: American National
                  Bank),
                  2.380% due 07/01/2024+ .......................        1,400
       2,900   Kern Water Bank Authority, California,
                  Water Revenue, Series B, (LOC: Wells
                  Fargo Bank),
                  2.520% due 07/01/2028+ .......................        2,900
       2,700   Kit Carson County, Colorado, Agricultural
                  Development Revenue, (Midwest
                  Farms LLC), (LOC: Wells Fargo Bank),
                  2.470% due 06/01/2027+ .......................        2,700
       3,000   Long Beach, California, Revenue Bonds,
                  (Long Beach Towne Center Site
                  Refinancing Project), Series A, (LOC:
                  Allied Irish Bank PLC),
                  2.470% due 11/01/2030+ .......................        3,000
       2,450   Massachusetts State Development Finance
                  Agency, Solid Waste Disposal Revenue,
                  (The Newark Group Project), Series D,
                  (LOC: JPMorgan Chase Bank),
                  2.520% due 07/01/2016+ .......................        2,450
       2,000   Memorial Health System, Illinois, Health
                  Care Revenue, (LOC: Bank One NA),
                  2.470% due 10/01/2024+ .......................        2,000
       7,650   Michigan State Housing Development
                  Authority, Rental Housing Revenue,
                  Series C, (FGIC Insured),
                  2.360% due 10/01/2020+ .......................        7,650
       3,005   Michigan State Strategic Fund, Limited
                  Obligation Revenue, (Environmental
                  Research Institute of Michigan Project),
                  Series B, (LOC: Fifth Third Bank),
                  2.450% due 10/01/2025+ .......................        3,005


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000S)
   ---------                                                         ------

$      1,000   Montrose County, Colorado, Economic
                  Development Revenue, (Gordon
                  Development Project), Series A,
                  (LOC: Wells Fargo Bank),
                  2.520% due 06/01/2010+ .......................  $     1,000
       4,215   New Hampshire State Housing Finance
                  Authority, MFHR, (Pheasant Run
                  Properties Limited Partnership Project),
                  (FNMA Collateral),
                  2.380% due 04/15/2016+ .......................        4,215
      20,000   New York City, GO, Subseries A-11,
                  (FGIC Insured),
                  2.360% due 11/01/2020+ .......................       20,000
       4,800   New York State Housing Finance Agency,
                  Housing Revenue, (West 33rd Street
                  Project), Series B, (FNMA Collateral),
                  2.350% due 11/15/2036+ .......................        4,800
       6,685   North Carolina Capital Facilities Finance
                  Agency, College & University Revenue,
                  (Wolfpack Towers Project), Series B,
                  (LOC: Bank of America),
                  2.520% due 09/01/2018+ .......................        6,685
      33,000   Oakland-Alameda County, California,
                  Coliseum Authority, Lease Revenue,
                  (Coliseum Project), Series D, (LOC:
                  Wachovia Bank),
                  2.360% due 02/01/2011+ .......................       33,000
               Orange County, Florida, Housing Finance
                  Authority, MFHR, Series B:
       2,320      (Northbridge At Millenia - Phase II
                  Project), (LOC: SouthTrust Bank),
                  2.430% due 09/15/2036+ .......................        2,320
       1,550      (The Landings on Millenia Blvd.
                  Apartments),  (LOC: Fannie Mae),
                  2.420% due 08/15/2035+ .......................        1,550
       2,375   Plymouth, Minnesota, Health Facilities
                  Revenue, (Westhealth Project),
                  Series B, (FSA Insured),
                  2.470% due 06/01/2024+ .......................        2,375
       3,200   Richmond, California, MFHR, (Bay Cliff
                  Apartments Project), Series B,
                  (FNMA Collateral),
                  2.440% due 08/15/2037+ .......................        3,200
       5,250   Santa Rosa, California, Pension
                  Obligation, Revenue Bonds, Series A,
                  (LOC: Landesbank Hessen-Thuringen),
                  2.640% due 09/01/2024+ .......................        5,250
       2,800   Savannah College of Art & Design, Inc.,
                  Georgia, Revenue Bonds, (LOC: Bank
                  of America),
                  2.560% due 04/01/2024+ .......................        2,800
      10,200   South Fulton, Georgia, Municipal
                  Regional Jail Authority, Lease
                  Revenue, (Union City Justice Center
                  Project), (MBIA Insured),
                  2.550% due 11/01/2017+ .......................       10,200
       5,750   Union County Improvement Authority,
                  New Jersey, Revenue Bonds, (Cedar
                  Glen Housing Corporation - Hanover
                  Township Housing Project), Series B,
                  FNMA Collateral),
                  2.400% due 12/15/2014+ .......................        5,750

54 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 TAXABLE MUNICIPAL BONDS - (CONTINUED)
$      7,000   Utah Telecommunication Open
                  Infrastructure Agency,
                  Telecommunications Revenue, (LOC:
                  Bank of America Corporation),
                  2.520% due 07/01/2026+ .......................  $     7,000
       3,600   Val Verde Unified School District,
                  California, COP, (Land Bank Program),
                  Series B, (LOC: Bank of America),
                  2.520% due 09/01/2010+ .......................        3,600
               Washington State Housing Finance
                  Commission, MFHR, Series B:
       1,810      (Boardwalk Apartments Project),
                  (FNMA Collateral),
                  2.450% due 09/01/2028+ .......................        1,810
         975      (Oxford Square Project),
                  (LOC: U.S. Bank),
                  2.520% due 12/01/2028+ .......................          975
       5,250      (Silver Creek Apartment Project),
                  2.440% due 12/20/2037+ .......................        5,250
       2,730      (Washington Terrace Senior
                  Apartments Project), (FNMA
                  Collateral),
                  2.440% due 09/15/2037+ .......................        2,730
                                                                  -----------

               Total Taxable Municipal Bonds
                  (Cost $201,315) ..............................      201,315
                                                                  -----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
               Federal Home Loan Bank, Bond:
      18,000      1.260% due 04/08/2005 ........................       17,970
      15,000      1.400% due 03/29/2005 ........................       15,000
       5,000      1.500% due 03/08/2005 ........................        5,000
               Federal National Mortgage Association, Note:
       5,000      1.610% due 05/13/2005 ........................        5,000
       5,000      1.750% due 05/23/2005 ........................        5,000
       5,000      1.800% due 05/27/2005 ........................        5,000
      10,000      1.850% due 06/03/2005 ........................       10,000
                                                                  -----------

               Total U.S. Government Agency Obligations
                  (Cost $62,970) ...............................       62,970
                                                                  -----------

 FUNDING AGREEMENT - 4.6%
   (COST $32,000)
      32,000   New York Life Insurance,
                  2.220% due 08/03/2005*** .....................       32,000--
                                                                  -----------


                                                                      VALUE
     SHARES                                                          (000S)
     ------                                                          ------

 REPURCHASE AGREEMENT - 0.3%
   (COST $2,150)
$      2,150   Agreement with Credit Suisse First
                  Boston Corporation, 2.430% dated
                  01/31/2005, to be repurchased at
                  $2,150,000 on 02/01/2005
                  (Collateralized by U.S. Treasury
                  Obligations, having various interest
                  rates and maturities,
                  market value $2,193,000) .....................  $     2,150
                                                                  -----------
TOTAL INVESTMENTS (Cost $692,356*)                          99.2%     692,356
OTHER ASSETS (LIABILITIES) (Net)                             0.8        5,611
                                                           -----  -----------
NET ASSETS                                                 100.0% $   697,967
                                                           =====  ===========


-------------------------------
      * Aggregate cost for federal tax purposes.
     ** Security  acquired in a transaction exempt from registration under
        Rule 144A of the Securities Act of 1933, as amended.
    *** Security is restricted and illiquid. It was acquired on August 4, 2004, and has a value to the Fund of $0.05 per share at January 31, 2005.
      + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at January 31, 2005.
     ++ Floating rate security whose interest rate is reset periodically based on an index.
    +++ Rate represents discount rate on purchase date.
     -- Represents fair value as determined in good faith under the direction of the Board of Trustees.




                                GLOSSARY OF TERMS
--------------------------------------------------------------------------------
          AMBAC   -- American  Municipal  Bond Assurance  Corporation
          COP     -- Certificate of Participation
          FGIC    -- Federal Guaranty  Insurance  Corporation
          FNMA    -- Federal National Mortgage  Association
          FSA     -- Financial  Security Assurance
          GO      -- General Obligation
          IDR     -- Industrial Development Revenue
          LOC     -- Letter of Credit
          MBIA    -- Municipal Bond Investors  Assurance
          MFHR    -- Multi-family Housing Revenue
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    55

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 MUNICIPAL BONDS AND NOTES - 98.5%

     ARIZONA - 8.3%
$     1,200   Apache County, Industrial Development
                Authority, IDR, Tucson Electric Power
                Company, (LOC: Toronto Dominion Bank),
                1.900% due 12/01/2020+ .........................  $     1,200
        315   Maricopa County, Mesa Unified School
                District No. 4, UTGO, (FSA Insured),
                2.000% due 07/01/2005 ..........................          316
        325   Prescott, Municipal Property Corporation,
                Lease Revenue, (MBIA Insured),
                2.250% due 07/01/2005 ..........................          325
                                                                  -----------
                                                                        1,841
                                                                  -----------

     CALIFORNIA - 4.9%
      1,100   California State, UTGO,
                Series A-3, (LOC: WestLB AG),
                1.900% due 05/01/2033+ .........................        1,100
                                                                  -----------

     COLORADO - 3.8%
        645   Boulder County, Revenue Bonds, (The
                Humane Society of Boulder Valley, Inc.
                Project), (LOC: Wells Fargo Bank),
                1.950% due 05/01/2020+ .........................          645
        200   Colorado Educational & Cultural Facilities
                Authority, College & University Revenue,
                (University of Denver Project), (AMBAC
                Insured),
                5.000% due 03/01/2005 ..........................          201
                                                                  -----------
                                                                          846
                                                                  -----------

     CONNECTICUT - 1.1%
        250   State of Connecticut, Regional School District
                No. 15, UTGO, (MBIA Insured), (Pre-
                refunded to 02/15/2005 @ $101),
                5.000% due 02/15/2005 ..........................          253
                                                                  -----------

     DISTRICT OF COLUMBIA - 1.3%
        300   District of Columbia, IDR, (Resources for the
                Future Inc. Project), (LOC: Wachovia
                Bank),
                1.900% due 08/01/2029+,++ ......................          300
                                                                  -----------

     FLORIDA - 6.4%
        400   Orange County, Health Facilities Authority,
                Health Care Revenue, (Presbyterian
                Retirement Community Project), (LOC:
                Bank of America),
                1.900% due 11/01/2028+ .........................          400
        700   Orange County, IDR, (Central Florida YMCA
                Project), Series A, (LOC: Bank of
                America),
                1.900% due 05/01/2027+ .........................          700
        330   St. Lucie County, Solid Waste System
                Disposal Revenue, (AMBAC Insured),
                2.100% due 09/01/2005 ..........................          330
                                                                  -----------
                                                                        1,430
                                                                  -----------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

     GEORGIA - 3.4%
$       750   Dahlonega, Downtown Development
                Authority, Student Housing Revenue,
                (North Georgia Student Housing LLC
                Project), Series A, (LOC: Wachovia Bank),
                1.840% due 06/01/2028+ .........................  $       750
                                                                  -----------

     HAWAII - 0.9%
        200   Hawaii County, UTGO, Series C, (MBIA
                Insured),
                2.000% due 07/15/2005 ..........................          200
                                                                  -----------

     ILLINOIS - 7.9%
        350   IIlinois Health Facilities Authority, Health
                Care Revenue, (Blessing Hospital Project),
                Series B, (FSA Insured),
                1.880% due 11/15/2029+ .........................          350
      1,000   Illinois International Port District Facilities,
                Revenue Bonds, (LOC: ABN AMRO
                Bank NV),
                1.860% due 01/01/2023+ .........................        1,000
        400   Warren County, Health Care Revenue,
                (Community Medical Center of Western
                Illinois, Inc. Project), (Wells Fargo Bank),
                1.950% due 12/01/2013+ .........................          400
                                                                  -----------
                                                                        1,750
                                                                  -----------

     INDIANA - 0.7%
        160   Terre Haute Sanitary District, Tax & Special
                Revenue, (FGIC Insured),
                2.500% due 07/01/2005 ..........................          160
                                                                  -----------

     KANSAS - 5.4%
      1,200   Shawnee, IDR, (Shawnee Village Association
                LP), (LOC: JPMorgan Chase Bank),
                1.890% due 12/01/2009+ .........................        1,200
                                                                  -----------

     KENTUCKY - 4.7%
        415   Kenton County, Industrial Building Revenue,
                (Baptist Convalescent Center Project),
                (LOC: Fifth Third Bank),
                1.930% due 07/01/2018+,++ ......................          415
        500   Lexington-Fayette Urban County Government,
                Educational Facilities Revenue, (Lexington
                School Project), (LOC: Fifth Third Bank),
                1.860% due 05/01/2025+ .........................          500
        140   Louisville & Jefferson County, Metropolitan
                Sewer District, Sewer & Drainage System
                Revenue, Series A, (FGIC Insured),
                9.000% due 05/15/2005 ..........................          143
                                                                  -----------
                                                                        1,058
                                                                  -----------

     MISSISSIPPI - 1.0%
        225   Pearl, Public School District, UTGO, (FGIC
                Insured),
                5.000% due 03/01/2005 ..........................          226
                                                                  -----------

     NEVADA - 1.7%
        390   Clark County, Economic Development
                Revenue, (University of Nevada - Las
                Vegas Project), (LOC: Wells Fargo Bank),
                1.850% due 08/01/2019+ .........................          390
                                                                  -----------

56                  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     NEW JERSEY - 1.8%
$       400   Dover Township, UTGO, (General
                Improvement - Golf Course Utility),
                (FGIC Insured),
                2.750% due 03/01/2005 ..........................  $       400
                                                                  -----------
     NORTH CAROLINA - 3.5%
        405   Mecklenburg County, Lease Revenue, (The
                YMCA of Greater Charlotte Project),
                (LOC: Wachovia Bank),
                1.850% due 02/01/2016+,++ ......................          405
        380   North Carolina Capital Facilities Finance
                Agency, Capital Facilities Revenue, (The
                O'Neal School Project), (LOC: Wachovia
                Bank),
                1.910% due 09/01/2023+ .........................          380
                                                                  -----------
                                                                          785
                                                                  -----------

     OHIO - 5.4%
      1,200   Mercer County, Healthcare Facilities Revenue,
                (Grand Lake Cancer Center), Series A, (LOC:
                Fifth Third Bank),
                1.860% due 04/01/2023+ .........................        1,200
                                                                  -----------

     OKLAHOMA - 1.8%
        400   Oklahoma State Industrial Authority, Health
                Care Revenue, (Tealridge Manor
                Corporation Project), (LOC: Bank of
                America),
                1.900% due 11/01/2018+ .........................          400
                                                                  -----------

     OREGON - 2.1%
        460   Port of Portland, Portland International
                Airport Revenue, Series Fifteen A, (FGIC
                Insured),
                5.000% due 07/01/2005 ..........................          466
                                                                  -----------

     SOUTH DAKOTA - 0.9%
        190   Lower Brule Sioux Tribe, UTGO, (Tribal
                Purpose Project), (LOC: Wells Fargo
                Bank),
                1.850% due 12/01/2011+ .........................          190
                                                                  -----------

     TENNESSEE - 9.0%
      1,000   Memphis, Health, Educational & Housing
                Facility Board, MFHR, (Brookside
                Apartments Project), (FHLMC Collateral),
                1.870% due 05/01/2034+ .........................        1,000
      1,000   Metropolitan Government Nashville &
                Davidson County, Industrial Development
                Board, MFHR, (Chimneytop II Project),
                (LOC: Bank of America),
                1.880% due 09/01/2006+ .........................        1,000
                                                                  -----------
                                                                        2,000
                                                                  -----------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

     TEXAS - 7.2%
$       500   Ames, Higher Education Facilities
                Corporation, Private Schools Revenue,
                (Saint Gabriel's Catholic School Project),
                (LOC: Allied Irish Bank PLC),
                1.900% due 12/01/2033+ .........................  $       500
        310   Floresville, Independent School District,
                UTGO, (PSF-GTD Insured), (Pre-refunded
                to 02/01/2005 @ $100),
                6.200% due 02/01/2008 ..........................          310
        150   Fort Worth, LTGO, (Tarrant and Denton
                Counties), Series A, (FSA Insured),
                6.000% due 03/01/2005 ..........................          151
        155   Houston, Independent School District Public
                Facility, Lease Revenue, (Cesar E. Chavez
                High School Project), Series A, (AMBAC
                Insured),
                Zero coupon due 09/15/2005 .....................          153
        100   Richmond, LTGO, (AMBAC Insured),
                5.500% due 03/01/2005 ..........................          100
        385   South Houston, LTGO, (AMBAC Insured),
                3.500% due 03/01/2005 ..........................          385
                                                                  -----------
                                                                        1,599
                                                                  -----------

     UTAH - 2.8%
        620   Salt Lake County, Training Facilities
                Revenue, (Community Foundation for the
                Disabled, Inc. Project), (LOC: Wells Fargo
                Bank),
                1.950% due 08/01/2030+ .........................          620
                                                                  -----------

     WASHINGTON - 12.5%
      1,000   King County, Economic Enterprise
                Corporation Revenue, (Puget Sound Blood
                Center Project), (LOC: U.S. Bank),
                1.900% due 04/01/2023+ .........................        1,000
        970   Seattle, Low Income Housing Assistance
                Authority, Health Care Revenue, (Bayview
                Manor Homes Project), Series B, (LOC:
                U.S. Bank),
                1.900% due 05/01/2019+ .........................          970
        275   Washington State Health Care Facilities
                Authority, Health Care Revenue, (Virginia
                Mason Medical Center), Series A, (MBIA
                Insured),
                6.000% due 08/15/2005 ..........................          281
        335   Washington State Housing Finance
                Commission, Elderly Housing Revenue,
                (Riverview Retirement Project), (LOC:
                U.S. Bank),
                1.900% due 07/01/2022+ .........................          335
        190   Washington State Public Power Supply
                System, Nuclear Project No. 3 Revenue,
                Series B, (FGIC Insured),
                Zero coupon due 07/01/2005 .....................          189
                                                                  -----------
                                                                        2,775
                                                                  -----------

              Total Municipal Bonds and Notes
                (Cost $21,939) .................................       21,939
                                                                  -----------



                   See Notes to Portfolio of Investments.                     57

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                      VALUE
    SHARES                                                           (000S)
   ---------                                                         ------

 INVESTMENT COMPANY SECURITIES - 1.1%
    245,636   Dreyfus Tax-Exempt Cash Management
                Fund ...........................................  $       246
      1,000   Wells Fargo Tax Free Institutional Money
                Market Fund ....................................            1
                                                                  -----------
              Total Investment Company Securities
                (Cost $247) ....................................          247
                                                                  -----------
TOTAL INVESTMENTS (Cost $22,186*) .......................   99.6%      22,186
OTHER ASSETS (LIABILITIES) (NET) ........................    0.4           82
                                                           -----  -----------
NET ASSETS                                                 100.0% $    22,268
                                                           =====  ===========

-------------------------------
        * Aggregate cost for federal tax purposes.
        + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at January 31, 2005.
       ++ Security is a private placement.



                                GLOSSARY OF TERMS
--------------------------------------------------------------------------------
          AMBAC   -- American  Municipal  Bond Assurance  Corporation
          FGIC    -- Federal Guaranty  Insurance  Corporation
          FHLMC   -- Federal  Home  Loan  Mortgage Corporation
          FSA     -- Financial   Security   Assurance
          IDR     -- Industrial Development  Revenue
          LOC     -- Letter of Credit
          LTGO    -- Limited Tax General Obligation
          MBIA    -- Municipal Bond Investors Assurance
          MFHR    -- Multi-family Housing Revenue
          PSF-GTD -- Permanent  School  Fund  Guaranteed
          UTGO    -- Unlimited Tax General Obligation
--------------------------------------------------------------------------------


58                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA MONEY FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

 MUNICIPAL BONDS AND NOTES - 97.2%
     CALIFORNIA - 96.3%
$             ABAG Financing Authority For Nonprofit
                Corporation, Revenue Bonds:
      1,000     (Hamlin School Project), Series A, (LOC:
                BNP Paribas SA),
                1.850% due 08/01/2032+ .........................  $     1,000
      1,000     (Point Loma Nazarene University Project),
                (LOC: Allied Irish Bank PLC),
                1.930% due 10/01/2033+ .........................        1,000
      1,000     (Public Policy Institute of California
                Project), Series A, (LOC: California State
                Teachers Retirement System),
                1.850% due 11/01/2031+ .........................        1,000
              Alameda County, IDR, AMT:
      1,000     (Bema Electronic Manufacturing, Inc.
                Project), Series A, (LOC: Comerica Bank),
                1.940% due 04/01/2034+ .........................        1,000
        700     (Heat and Control Inc. Project), Series A,
                (LOC: Wells Fargo Bank),
                1.900% due 11/01/2025+ .........................          700
        905     (P.J.'s Lumber, Inc. Project), (LOC:
                Comerica Bank),
                1.940% due 12/01/2033+ .........................          905
        900   California State Department of Water
                Resources, Power Supply Revenue, Series
                B-5, (LOC: Bayerische Landesbank &
                Westdeutsche Landesbank),
                1.900% due 05/01/2022+ .........................          900
        995   California State Economic Development
                Financing Authority, IDR, (Wesflex Pipe
                Manufacturing Project), AMT, (LOC: Wells
                Fargo Bank),
                1.900% due 04/01/2018+ .........................          995
              California State, UTGO:
        800     Series A-3, (LOC: WestLB AG),
                1.900% due 05/01/2033+ .........................          800
      1,200     Series C-1, (LOC:  Bank of America),
                1.850% due 05/01/2033+ .........................        1,200
        900   California Statewide Communities
                Development Authority, College &
                University Revenue, (Biola University
                Project), Series A, (LOC: Allied Irish
                Bank PLC),
                1.930% due 10/01/2032+ .........................          900
        900   California Statewide Communities
                Development Authority, COP, (John Muir/
                Mt. Diablo Health Center), (AMBAC
                Insured),
                1.790% due 08/15/2027+ .........................          900
        500   California Statewide Communities
                Development Authority, Limited
                Obligation Revenue, (The Painted Turtle
                Gang Camp Foundation), (LOC: Allied
                Irish Bank PLC),
                1.850% due 04/01/2033+ .........................          500
        125   Compton, Unified School District, UTGO,
                (Election of 2002), Series B, (MBIA
                Insured),
                4.000% due 06/01/2005 ..........................          126
        250   Contra Costa Transportation Authority, Sales
                Tax Revenue, Series A, (FGIC Insured),
                6.000% due 03/01/2005 ..........................          251

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000S)                                                          (000S)
   ---------                                                         ------

$       125   Desert Sands, Unified School District, COP,
                (Measure O Project), Series F, (MBIA
                Insured),
                4.000% due 03/01/2005 ..........................  $       125
        235   Enterprise, School District, UTGO, Series A,
                (MBIA Insured),
                3.000% due 03/01/2005 ..........................          235
        600   Hesperia, Public Financing Authority,
                Revenue Bonds, (1993 Street Improvement
                Project), (LOC: Bank of America),
                1.850% due 10/01/2023+ .........................          600
        900   Irvine Ranch, Water District, UTGO,
                (Improvement District No. 105, 140, 240 &
                250), (LOC: State Street Bank & Trust),
                1.900% due 01/01/2021+ .........................          900
        500   Los Angeles, Community Redevelopment
                Agency, MFHR, (Views at 270 Project),
                Series A, AMT, (LOC: Citibank NA),
                1.880% due 09/01/2019+ .........................          500
        900   Los Angeles, Wastewater System Revenue,
                (Multimodal Project), Series C, (FGIC
                Insured),
                2.150% due 12/01/2031+ .........................          900
        150   Mountain View Los Altos, Unified High
                School District, UTGO, Series B, (FSA
                Insured),
                2.000% due 05/01/2005 ..........................          150
      1,000   Novato, MFHR, (Nova-Ro III Senior
                Housing Project), (LOC: BNP Paribas SA),
                1.850% due 10/01/2032+ .........................        1,000
        500   Orange County, Local Transportation
                Authority, Sales Tax Revenue, (Second
                Senior-Measure M), (FGIC Insured),
                5.800% due 02/15/2005 ..........................          501
        800   Pasadena, COP, (Rose Bowl Improvements
                Project), (LOC: California State Teachers
                Retirement System),
                1.850% due 12/01/2016+ .........................          800
        230   Rancho Cucamonga, Redevelopment Agency,
                Tax Allocation Revenue, (Rancho
                Redevelopment Project), (AMBAC Insured),
                2.000% due 09/01/2005 ..........................          231
      1,000   San Francisco City & County Redevelopment
                Agency, Economic Development Revenue,
                (Community Facilities District No. 4),
                (LOC: Bank of America),
                1.850% due 08/01/2031+ .........................        1,000
        570   Vallejo, Public Financing Authority, Revenue
                Bonds, (Glen Cove Project), Series A,
                (AMBAC Insured),
                1.500% due 09/02/2005 ..........................          570
                                                                  -----------
                                                                       19,689
                                                                  -----------
     PUERTO RICO - 0.9%
        180   Puerto Rico Commonwealth, Electric Power
                Authority, Electric Power Revenue,
                Series W, (MBIA Insured),
                6.500% due 07/01/2005 ..........................          184
                                                                  -----------

              Total Municipal Bonds and Notes
                (Cost $19,873) .................................       19,873
                                                                  -----------



                      See Notes to Portfolio of Investments.                  59

--------------------------------------------------------------------------------
CALIFORNIA MONEY FUND
January 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                      VALUE
    SHARES                                                           (000S)
   ---------                                                         ------

 INVESTMENT COMPANY SECURITIES - 2.6%
      3,166   Dreyfus Basic California Municipal Money
                Market Fund ....................................  $         3
                                                                  -----------
    530,000   Wells Fargo California Tax-Free Money
                Market Fund ....................................          530
                                                                  -----------
              Total Investment Company Securities
                (Cost $533) ....................................          533
                                                                  -----------
TOTAL INVESTMENTS (Cost $20,406*) .......................   99.8%      20,406
OTHER ASSETS (LIABILITIES) (NET) ........................    0.2           47
                                                           -----  -----------
NET ASSETS ..............................................  100.0% $    20,453
                                                           =====  ===========

-------------------------------
          * Aggregate cost for federal tax purposes.
          + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at January 31, 2005.




                                GLOSSARY OF TERMS
       ---------------------------------------------------------------
          AMBAC  -- American  Municipal Bond Assurance  Corporation
          AMT    -- Alternative Minimum Tax
          COP    -- Certificate of  Participation
          FGIC   -- Federal Guaranty Insurance  Corporation
          FSA    -- Financial Security Assurance
          IDR    -- Industrial Development  Revenue
          LOC    -- Letter  of  Credit
          MBIA   -- Municipal  Bond Investors Assurance
          MFHR   -- Multi-family Housing Revenue
          UTGO   -- Unlimited Tax General Obligation
       ---------------------------------------------------------------

60                  See Notes to Portfolio of Investments.

   NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
   WM GROUP OF FUNDS



1. VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official closing price) are valued at the last sale price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined. Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Funds are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gain or loss. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:
Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

--------------------------------------------------------------------------------
   WM GROUP OF FUNDS

PURCHASED OPTION CONTRACTS:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

--------------------------------------------------------------------------------
   WM GROUP OF FUNDS

SECURITIES TRANSACTIONS:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


2.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially. At January 31, 2005, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.


3.   UNREALIZED APPRECIATION/(DEPRECIATION)

At January 31, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


                                            EQUITY     GROWTH &    WEST COAST     MID CAP                 SMALL CAP    SMALL CAP
                                  REIT      INCOME      INCOME       EQUITY        STOCK      GROWTH        VALUE       GROWTH
                                  FUND       FUND        FUND         FUND         FUND        FUND         FUND         FUND
                               ---------   --------    --------    ---------   ----------    --------    ---------   -----------
Tax basis unrealized
   appreciation                $  80,251   $351,579    $509,046    $ 440,934   $ 143,345     $183,192    $  45,751   $    92,318
Tax basis unrealized .........
   depreciation ..............      (296)   (23,893)    (65,036)     (76,871)     (6,160)     (40,758)      (4,876)      (83,835)
                               ---------   --------    --------    ---------   ----------    --------    ---------   -----------
Net tax basis unrealized
   appreciation/(depreciation) $  79,955   $327,686    $444,010    $ 364,063   $  137,185    $142,434    $  40,875   $     8,483
                               =========   ========    ========    =========   ==========    ========    =========   ===========

                                                                                                                      CALIFORNIA
                                                         U.S.                                                           INSURED
                              INTERNATIONALSHORT TERM GOVERNMENT                   HIGH     TAX-EXEMPT   CALIFORNIA  INTERMEDIATE
                                 GROWTH      INCOME   SECURITIES     INCOME        YIELD       BOND       MUNICIPAL    MUNICIPAL
                                  FUND        FUND       FUND         FUND         FUND        FUND         FUND         FUND
                               ---------   --------    --------    ---------   ----------    --------    ---------   -----------
Tax basis unrealized
   appreciation .............. $ 125,198   $  3,249    $ 15,334    $  64,877   $  71,257     $ 20,535    $  27,044   $     5,121
Tax basis unrealized
   depreciation ..............   (10,335)    (1,615)     (6,853)     (19,818)    (14,822)        (854)          (5)          (77)
                               ---------   --------    --------    ---------   ----------    --------    ---------   -----------
Net tax basis unrealized
   appreciation/(depreciation) $ 114,863   $  1,634    $  8,481    $  45,059   $   56,435    $ 19,681    $  27,039   $    5,044
                               =========   ========    ========    =========   ==========    ========    =========   ===========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WM Trust I


By: /S/ William G. Papesh


William G. Papesh


President and Chief Executive Officer


March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


WM Trust I




By: /S/ Jeffrey L. Lunzer


Jeffrey L. Lunzer


Treasurer and Chief Financial Officer


March 23, 2005





By: /S/ William G. Papesh


William G. Papesh


President and Chief Executive Officer


March 23, 2005